                                                            NUVEEN
                                                                 Investments

--------------------------------------------------------------------------------
Nuveen Municipal Bond Funds
--------------------------------------------------------------------------------
                                         Semiannual Report dated August 31, 2001
                                         ---------------------------------------

Dependable, tax-free income
                to help you keep more of what you earn.

                             [PHOTOS APPEAR HERE]

                                           Nuveen California Municipal Bond Fund
                                   Nuveen California Insured Municipal Bond Fund

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


     Table of Contents

 1   Dear Shareholder
 3   Market Commentary
 4   Nuveen California Municipal Bond Fund Spotlight
 5   Nuveen California Insured Municipal Bond Fund Spotlight
 6   Portfolio of Investments
13   Statement of Net Assets
14   Statement of Operations
15   Statement of Changes in Net Assets
16   Notes to Financial Statements
21   Financial Highlights
25   Fund Information


[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]
Timothy R. Schwertfeger
Chairman of the Board


Dear Shareholder,

The devastation and horror of the recent terrorist attacks are beyond description. We are all struck by the senselessness of these brutal acts and share in the grieving for all who lost their lives. Our hearts go out to those who suffered losses, especially our customers and their clients, some of whom may need extra assistance from us as a result of this tragedy.

In light of such a catastrophic event, it is helpful to remember that the most reliable investment strategies focus on weathering such market-moving events and short-term business cycles. Consistently balancing fixed-income securities with core equity investments can help to reduce risk with only a small sacrifice in returns. With a comfortable blend of risk and a base of steady income, investors can build the confidence to remain fully invested over all market cycles.

At Nuveen, our emphasis on the long term has been shaped by 103 years of investment experience. During our long history, we've managed through multiple market corrections like the one we're experiencing now. We've learned that while short-term market volatility can be uncomfortable, it's the price that investors pay to potentially turn their long-term goals into realities.

Nuveen's time-tested credit research and surveillance discipline seeks to uncover income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields - which have declined 25% over the past 10 years - Nuveen's dividends have provided a steady flow of income to investors.

Timely Fund Information Ahead

In the following pages, you'll find your semiannual shareholder report that covers our fixed income investment style. It features a complete list of your fund's holdings, data to help you evaluate fund performance and a municipal bond market commentary.

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to help preserve investors' accumulated wealth in a tax-efficient manner. The team manages $40 billion in fixed-income investments in more than 100 national and single-state funds, individually managed accounts and defined portfolios.

Semiannual Report       Page 1

Talk to Your Advisor about Diversification

As recent events have demonstrated, it's as important as ever to have a broadly diversified portfolio with a variety of investment types. If you have concerns about whether your portfolio is as diversified as it should be, now might be a good time to talk to your financial advisor.

Your advisor can give you more information about specific Nuveen investments as well as give you a prospectus, which you should read carefully before investing or sending money. You can also call Nuveen at (800) 621-7227 or visit our Web site at www.nuveen.com to find about more our investment products.

As always, we are grateful for your confidence in Nuveen and look forward to helping you meet your financial goals for many years to come.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
October 15, 2001

--------------------------------------------------------------------------------
/1/ For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating metric each month by subtracting the return on a 90-day U.S.Treasury Bill from the fund's load adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

/2/ The Nuveen California Municipal Bond Fund as rated against the following numbers of U.S.-domiciled municipal bond funds over the following time periods: 1,660 funds in the last three years and 1,436 funds in the last five years. With respect to these municipal bond funds, the Nuveen California Municipal Bond Fund received a Morningstar Rating of three stars and four stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results. Morningstar Rating is for the A share class only; other classes may have different performance characteristics.

                              Morningstar Ratings
                               Nuveen California
                           Municipal Bond Fund/1,2/
                          Overall rating among 1,660
                      municipal bond funds as of 8/31/01
                                   * * * * *

                           Nuveen California Insured
                           Municipal Bond Fund/1,3/
                          Overall rating among 1,660
                      municipal bond funds as of 8/31/01
                                    * * * *

Semiannual Report       Page 2

Market Commentary
                                                    NUVEEN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

The municipal bond market continued to provide compelling options for investors seeking diversification and attractive after-tax returns during the period. Primary factors influencing the market included increased new issuance as compared to the year 2000, strong demand from individual investors seeking greater overall portfolio balance and strong credit performance of municipal bonds in general.

Municipal bond issuance was up due to a large number of municipal refundings to replace higher coupon bonds with new bonds that reflected lower prevailing interest rates. Offsetting that new volume was strong retail demand both directly and through mutual funds and closed-end funds. Institutional investors such as property and casualty insurance companies also increased their municipal bond purchases.

Even President Bush's $1.35 trillion Tax Relief Act, signed into law in June, had little impact on the market's allure. Between the time the tax plan was first proposed and discussed and finally enacted, the lower tax brackets set forth in the bill had already been discounted, allowing the market to come through largely unscathed.

While much of the new volume was in the shorter and intermediate sectors, our strong fundamental research capabilities allowed us to maintain our focus on long intermediate bonds (maturities of 15 to 20 years). These issues can offer attractive yields in the long end as well as strong liquidity to take advantage of any interest rate increases that may occur in the future.

Municipal credit implications of the terrorist attacks

Shortly after the close of the reporting period, our nation experienced the trauma of several terrorist attacks including tremendous destruction and loss of life in New York City. While the financial impact of the tragedy at the World Trade Center is likely to be widespread, we expect the credit implications for the municipal market as a whole to be fairly modest and most prominent among only a few high profile issuers. General obligations and related debt of the City of New York, general revenue obligations of the Port Authority of New York and New Jersey, and tax-exempt industrial development revenue bond debt of the major airlines are probably the most visible and relevant for careful analysis.

We believe that implications for most other sectors may be minor. Industries such as healthcare, utilities and housing have only modest ties to the health of the New York City economy. While we have purchased some bond issues for projects with varying degrees of reliance on the City of New York and related entities, we intend to monitor these credits on an individual basis as necessary. However, we expect no pervasive impacts from these situations.

--------------------------------------------------------------------------------
/3/ The Nuveen California Insured Municipal Bond Fund as rated against the following numbers of U.S.-domiciled municipal bond funds over the following time periods: 1,660 funds in the last three years and 1,436 funds in the last five years. With respect to these municipal bond funds, the Nuveen California Insured Municipal Bond Fund received a Morningstar Rating of four stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results. Morningstar Rating is for the A share class only; other classes may have different performance characteristics.

                                                  Semiannual Report       Page 3

Fund Spotlight as of 8-31-01
                                           NUVEEN CALIFORNIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Quick Facts

                     A Shares        B Shares        C Shares        R Shares
--------------------------------------------------------------------------------
NAV                  $10.45          $10.44          $10.45          $10.46
--------------------------------------------------------------------------------
CUSIP                67065N100       67065N209       67065N308       67065N407
--------------------------------------------------------------------------------
Latest Dividend/1/   $0.0430         $0.0365         $0.0385         $0.0450
--------------------------------------------------------------------------------
Inception Date       9/94            3/97            9/94            7/86
--------------------------------------------------------------------------------

Annualized Total Returns/2/
                     as of August 31, 2001             as of June 30, 2001
A Shares             NAV             Offer           NAV             Offer
1-Year             6.10%             1.61%         4.81%             0.39%
--------------------------------------------------------------------------------
5-Year             5.70%             4.80%         5.05%             4.16%
--------------------------------------------------------------------------------
10-Year            6.11%             5.66%         5.94%             5.49%
--------------------------------------------------------------------------------

B Shares        w/o CDSC            w/CDSC      w/o CDSC            w/CDSC
1-Year             5.33%             1.33%         3.96%             0.00%
--------------------------------------------------------------------------------
5-Year             4.90%             4.74%         4.23%             4.07%
--------------------------------------------------------------------------------
10-Year            5.54%             5.54%         5.37%             5.37%
--------------------------------------------------------------------------------

C Shares                               NAV                             NAV
--------------------------------------------------------------------------------
1-Year                               5.55%                           4.16%
--------------------------------------------------------------------------------
5-Year                               5.11%                           4.43%
--------------------------------------------------------------------------------
10-Year                              5.45%                           5.26%
--------------------------------------------------------------------------------

R Shares                               NAV                             NAV
--------------------------------------------------------------------------------
1-Year                               6.34%                           5.05%
--------------------------------------------------------------------------------
5-Year                               5.89%                           5.24%
--------------------------------------------------------------------------------
10-Year                              6.38%                           6.21%
--------------------------------------------------------------------------------

Tax-Free Yields
A Shares                            NAV   Offer
SEC 30-Day Yield                  4.24%   4.06%
-----------------------------------------------
Taxable-Equivalent Yield/3/       6.73%   6.44%
-----------------------------------------------

B Shares                                    NAV
SEC 30-Day Yield                          3.50%
-----------------------------------------------
Taxable-Equivalent Yield/3/               5.56%
-----------------------------------------------

C Shares                                    NAV
SEC 30-Day Yield                          3.70%
-----------------------------------------------
Taxable-Equivalent Yield/3/               5.87%
-----------------------------------------------

R Shares                                    NAV
SEC 30-Day Yield                          4.44%
-----------------------------------------------
Taxable-Equivalent Yield/3/               7.05%
-----------------------------------------------

Bond Credit Quality/4/

[PIE CHART APPEARS HERE]

AAA/
U.S. Guaranteed      27%
------------------------
AA                    9%
------------------------
A                    21%
------------------------
BBB                  18%
------------------------
NR                   21%
------------------------
Other                 4%
------------------------

--------------------------------------------------------------------------------

/1/ Paid September 4, 2001. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2001.

/2/ Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 37%.

/4/ As a percentage of long-term bond holdings as of August 31, 2001. Holdings are subject to change.

Top Five Sectors/4/
----------------------------------------
Tax Obligation (Limited)             24%
Healthcare                           13%
Housing (Multifamily)                11%
Transportation                       10%
U.S. Guaranteed                      10%

Portfolio Stats
----------------------------------------
Total Net Assets          $267.7 million
Average Effective
Maturity                     19.44 years
Average Duration                    5.92

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report       Page 4

Fund Spotlight as of 8-31-01
                                   NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Quick Facts

                       A Shares        B Shares        C Shares        R Shares
--------------------------------------------------------------------------------
NAV                    $11.08          $11.09          $11.01          $11.07
--------------------------------------------------------------------------------
CUSIP                  67065N506       67065N605       67065N704       67065N803
--------------------------------------------------------------------------------
Latest Dividend/1/     $0.0435         $0.0365         $0.0380         $0.0450
--------------------------------------------------------------------------------
Inception Date         9/94            3/97            9/94            7/86
--------------------------------------------------------------------------------

Annualized Total Returns/2/

                         as of August 31, 2001               as of June 30, 2001
A Shares                    NAV          Offer                NAV          Offer
1-Year                    9.34%          4.72%              8.39%          3.79%
--------------------------------------------------------------------------------
5-Year                    6.21%          5.30%              5.54%          4.63%
--------------------------------------------------------------------------------
10-Year                   6.62%          6.16%              6.46%          6.01%
--------------------------------------------------------------------------------

B Shares               w/o CDSC         w/CDSC           w/o CDSC         w/CDSC
1-Year                    8.52%          4.52%              7.58%          3.58%
--------------------------------------------------------------------------------
5-Year                    5.42%          5.26%              4.76%          4.59%
--------------------------------------------------------------------------------
10-Year                   6.00%          6.00%              5.84%          5.84%
--------------------------------------------------------------------------------

C Shares                                   NAV                               NAV
--------------------------------------------------------------------------------
1-Year                                   8.79%                             7.84%
--------------------------------------------------------------------------------
5-Year                                   5.62%                             4.97%
--------------------------------------------------------------------------------
10-Year                                  5.88%                             5.72%
--------------------------------------------------------------------------------

R Shares                                   NAV                               NAV
--------------------------------------------------------------------------------
1-Year                                   9.64%                             8.58%
--------------------------------------------------------------------------------
5-Year                                   6.42%                             5.75%
--------------------------------------------------------------------------------
10-Year                                  6.84%                             6.69%
--------------------------------------------------------------------------------

Tax-Free Yields

A Shares                              NAV          Offer
SEC 30-Day Yield                    3.79%          3.63%
--------------------------------------------------------
Taxable-Equivalent Yield/3/         6.02%          5.76%
--------------------------------------------------------

B Shares                                             NAV
SEC 30-Day Yield                                   3.05%
--------------------------------------------------------
Taxable-Equivalent Yield/3/                        4.84%
--------------------------------------------------------

C Shares                                             NAV
SEC 30-Day Yield                                   3.25%
--------------------------------------------------------
Taxable-Equivalent Yield/3/                        5.16%
--------------------------------------------------------

R Shares                                             NAV
SEC 30-Day Yield                                   3.99%
--------------------------------------------------------
Taxable-Equivalent Yield/3/                        6.33%
--------------------------------------------------------

Bond Credit Quality/4/
                [PIE CHART APPEARS HERE]

Insured and U.S. Guaranteed                           7%
--------------------------------------------------------
Insured                                              93%
--------------------------------------------------------

--------------------------------------------------------------------------------
/1/ Paid September 4, 2001. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2001.

/2/ Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 37%.

/4/ As a percentage of long-term bond holdings as of August 31, 2001. Holdings are subject to change.


Top Five Sectors/4/
--------------------------------------------------------

Tax Obligation (Limited)                             23%
Tax Obligation (General)                             19%
Housing (Multifamily)                                12%
Transportation                                        9%
Healthcare                                            9%


Portfolio Stats
--------------------------------------------------------
Total Net Assets                          $260.2 million
Average Effective Maturity                   23.29 years
Average Duration                                    6.20


Credit Quality
--------------------------------------------------------------------------------
The Fund features a portfolio of primarily investment-grade, long-term municipal securities. These securities are covered by insurance, guaranteeing the timely payment of principal and interest, or by an escrow or trust account containing enough U.S. government or U.S. government agency securities to ensure timely payment of principal and interest.


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


                                                  Semiannual Report       Page 5

                 Portfolio of Investments (Unaudited)
                 Nuveen California Municipal Bond Fund
                 August 31, 2001

    Principal                                    Optional Call
 Amount (000) Description                          Provisions* Ratings** Market Value
-------------------------------------------------------------------------------------
              Education and Civic
              Organizations - 4.1%

     $    960 California Educational               4/07 at 102      Baa2 $  1,030,925
               Facilities Authority,
               Revenue Bonds (Pooled
               College and University
               Projects - Southern
               California College of
               Optometry),
               Series 1997B, 6.300%,
               4/01/21

        3,115 California Educational               6/10 at 101      Baa3    3,797,559
               Facilities Authority,
               Revenue Bonds (Pooled
               College and University
               Projects),
               2000 Series C, 6.750%,
               6/01/30

        1,500 California Statewide                12/06 at 105       N/R    1,564,230
               Community Development
               Authority, Certificates
               of Participation (San
               Diego Space and Science
               Foundation),
               Series 1996, 7.500%,
               12/01/26

        4,335 The Regents of the                  11/03 at 102       Aa2    4,547,588
               University of
               California, 1993
               Refunding Certificates
               of Participation (UCLA
               Central
               Chiller/Cogeneration
               Facility), 6.000%,
               11/01/21
-------------------------------------------------------------------------------------
              Healthcare - 12.9%

       18,000 California Health                   12/09 at 101        A3   19,429,020
               Facilities Financing
               Authority, Revenue
               Bonds (Cedars-Sinai
               Medical Center),
               Series 1999A, 6.125%,
               12/01/30

              California Health
              Facilities Financing
              Authority, Insured
              Health Facility Revenue
              Bonds (Small Facilities
              Pooled Loan Program),
              1994 Series B:
        3,000  7.400%, 4/01/14                     4/05 at 102        A+    3,466,830
        3,635  7.500%, 4/01/22                     4/05 at 102        A+    4,103,697

        3,370 California Health                    5/03 at 102      BBB+    3,412,765
               Facilities Financing
               Authority, Hospital
               Revenue Bonds (Downey
               Community Hospital),
               Series 1993, 5.750%,
               5/15/15

        1,755 Central Joint Powers                 2/03 at 100      Baa1    1,640,048
               Health Financing
               Authority, Certificates
               of Participation
               (Community Hospital of
               Central California),
               Series 1993, 5.000%,
               2/01/23

        2,475 City of Loma Linda,                 12/03 at 102       BB-    2,423,619
               California, Hospital
               Revenue Bonds (Loma
               Linda University
               Medical Center
               Project), Series 1993-
               A, 6.000%, 12/01/06
-------------------------------------------------------------------------------------
              Housing/Multifamily -
               10.9%

        8,400 ABAG Finance Authority              No Opt. Call      Baa2    9,030,672
               for Nonprofit
               Corporations,
               California, Multifamily
               Housing Revenue
               Refunding Bonds (United
               Dominion/2000 Post
               Apartments), 2000
               Series B, 6.250%,
               8/15/30 (Mandatory put
               8/15/08)

        2,905 California Statewide                 6/06 at 100       AAA    3,047,984
               Communities Development
               Authority, Senior Lien
               Multifamily Housing
               Revenue Bonds (Monte
               Vista Terrace),
               Series 1996A, 6.375%,
               9/01/20

        4,075 Community Redevelopment              6/05 at 105       AAA    4,586,453
               Agency of the City of
               Los Angeles,
               California, Multifamily
               Housing Revenue
               Refunding Bonds
               (Angelus Plaza
               Project), 1995
               Series A, 7.400%,
               6/15/10

        3,285 City of Riverside,                   7/02 at 100       AAA    3,324,716
               California, Multifamily
               Housing Revenue Bonds
               (Fannie Mae Pass-
               through Certificate
               Program - Birchwood
               Park Apartment
               Project), Series 1992A,
               6.500%, 1/01/18

        4,005 City of Riverside,                   7/02 at 100       AAA    4,053,420
               California, Multifamily
               Housing Revenue Bonds
               (Fannie Mae Pass-
               through Certificate
               Program - Palm Shadows
               Apartments Project),
               Series 1992A, 6.500%,
               1/01/18

        2,080 City of Salinas,                     7/04 at 102       AAA    2,198,248
               California, Housing
               Facility Refunding
               Revenue Bonds (GNMA
               Collateralized - Villa
               Serra Project),
               Series 1994A, 6.500%,
               7/20/17

        3,000 County of Santa Cruz                 1/02 at 101       AAA    3,035,310
               Housing Authority,
               California, Multifamily
               Housing Refunding
               Revenue Bonds (Fannie
               Mae Collateralized),
               Series 1990A, 7.750%,
               7/01/23
-------------------------------------------------------------------------------------
              Housing/Single Family -
               5.2%

        1,990 California Housing                   2/07 at 102       AAA    2,097,958
               Finance Agency, Home
               Mortgage Revenue Bonds,
               1997 Series B, 6.100%, 2/01/28
               (Alternative Minimum
               Tax)

        2,850 California Rural Home               No Opt. Call       AAA    3,254,700
               Mortgage Finance
               Authority, Single
               Family Mortgage Revenue
               Bonds (Mortgage-Backed
               Securities Program),
               1997 Series A, 7.000%,
               9/01/29 (Alternative
               Minimum Tax)

        7,815 California Department of             6/05 at 101       AA-    8,323,991
               Veterans Affairs, Home
               Purchase Revenue Bonds,
               2000 Series C,
               6.150%, 12/01/27

        1,950 County of San                    5/07 at 22 9/16       AAA      318,279
               Bernardino, California,
               Single Family Home
               Mortgage Revenue Bonds
               (Mortgage-Backed
               Securities Program),
               1997 Series A, 0.000%,
               5/01/31 (Alternative
               Minimum Tax)
-------------------------------------------------------------------------------------
              Long-Term Care - 4.1%

        7,000 ABAG Finance Authority              10/07 at 102       BB+    6,286,490
               for Non-Profit
               Corporations,
               California,
               Certificates of
               Participation (American
               Baptist Homes of the
               West Facilities
               Project), Series 1997A,
               5.850%, 10/01/27


--------------------------------------------------------------------------------
6

    Principal                                     Optional Call
 Amount (000) Description                           Provisions* Ratings** Market Value
--------------------------------------------------------------------------------------
              Long-Term Care (continued)

     $  2,500 California Statewide                 11/04 at 102        A+ $  2,734,775
               Communities Development
               Authority, Certificates
               of Participation (Solheim
               Lutheran Home), 6.500%,
               11/01/17

        2,000 Redevelopment Agency,                 2/02 at 101        A+    2,043,360
               Chico, California,
               Insured Certificates of
               Participation (Sierra
               Sunrise Lodge - Walker
               Senior Housing
               Corporation VII),
               Series 1991A, 6.750%,
               2/01/21
--------------------------------------------------------------------------------------
              Tax Obligation/General -
               7.2%

        6,500 State of California,                  9/10 at 100       N/R    7,862,985
               General Obligation Bonds,
               Residual Interest Tax-
               Exempt Securities
               Receipts, Series PA-779R,
               10.727%, 9/01/15 (IF)

        8,500 State of California,                  3/10 at 101       AAA    9,304,355
               Various Purpose General
               Obligation Bonds, 5.750%, 3/01/27

        2,000 San Diego Unified School              7/10 at 100       AAA    2,060,020
               District, California,
               2000 General Obligation
               Bonds (Election of 1998),
               Series B, 5.125%, 7/01/22
--------------------------------------------------------------------------------------
              Tax Obligation/Limited -
               23.8%

        1,365 City of Brea, California,             3/06 at 102       N/R    1,395,644
               Community Facilities
               District No. 1997-1, 1998
               Special Tax Bonds (Olinda
               Heights Public
               Improvements), 5.875%,
               9/01/28

              Brentwood Infrastructure
              Financing Authority,
              Contra Costa County,
              California, CIFP 98-1
              Infrastructure Revenue
              Bonds, Series 1998:
        1,215  5.750%, 9/02/18                      9/01 at 103       N/R    1,232,812
        2,435  5.875%, 9/02/28                      9/01 at 103       N/R    2,473,108

              Brentwood Infrastructure
              Financing Authority,
              Contra Costa County,
              California, CIFP 99-1
              Infrastructure Revenue
              Bonds, Series 1999:
        1,675  6.000%, 9/02/22                      9/01 at 103       N/R    1,727,193
        1,490  6.000%, 9/02/29                      9/01 at 103       N/R    1,536,056

        2,000 Carson Redevelopment                 10/03 at 102        A-    2,180,460
               Agency, California, Tax
               Allocation Bonds
               (Redevelopment Project
               Area No. 1), Series 1993,
               6.000%, 10/01/16

        1,500 Dinuba Redevelopment                 12/01 at 101       N/R    1,519,995
               Agency, California,
               Subordinated Tax
               Allocation Refunding
               Notes (Merged City of
               Dinuba Redevelopment
               Project and Dinuba
               Redevelopment Project No.
               2), Issue of 1999A,
               6.100%, 12/01/04

        2,000 La Mirada Redevelopment              10/08 at 102       N/R    2,001,440
               Agency, California,
               Community Facilities
               District No. 89-1, 1998
               Refunding Special Tax
               Bonds (Civic Theatre
               Project) (Tax Increment
               Contribution), 5.700%,
               10/01/20

        1,260 Marysville Community                  3/02 at 102      Baa3    1,313,890
               Development Agency,
               California, 1992 Tax
               Allocation Refunding
               Bonds (Marysville Plaza
               Project), 7.250%, 3/01/21

        6,215 City of Milpitas, Santa               9/01 at 103       N/R    6,405,055
               Clara County, California,
               Local Improvement
               District No. 20, Limited
               Obligation Improvement
               Bonds, 1998 Series A,
               5.700%, 9/02/18

          805 City of Ontario, San                  9/01 at 103       N/R      841,080
               Bernardino County,
               California, Assessment
               District No. 100C,
               Limited Obligation
               Improvement Bonds
               (California Commerce
               Center Phase III),
               8.000%, 9/02/11

        2,250 County of Orange,                     8/09 at 102       N/R    2,441,655
               California, Community
               Facilities District No.
               99-1, Special Tax Bonds
               (Ladera Ranch), Series A
               of 1999, 6.700%, 8/15/29

        4,300 County of Orange                      9/03 at 102       BBB    4,410,037
               Development Agency,
               California, 1993 Tax
               Allocation Revenue Bonds
               (Santa Ana Heights
               Project Area), 6.125%,
               9/01/23

        2,000 City of Poway, California,            8/08 at 102       N/R    2,198,300
               Community Facilities
               District No. 88-1,
               Special Tax Refunding
               Bonds (Parkway Business
               Center), Series 1998,
               6.750%, 8/15/15

        1,645 City of Rancho Cucamoga,              9/01 at 103       N/R    1,699,104
               California, Assessment
               District No. 93-1,
               Limited Obligation
               Improvement Bonds (Masi
               Plaza), 6.250%, 9/02/22

        1,310 Redding Joint Powers                  6/03 at 102        A-    1,366,081
               Financing Authority,
               California, Lease Revenue
               Bonds (Capital
               Improvement Projects),
               Series 1993, 6.250%,
               6/01/23

        2,000 County of Riverside,                  3/09 at 102       N/R    1,856,620
               California, Mobile Home
               Park Revenue Bonds (Bravo
               Mobile Home Park Project),
               Series 1999B, 5.900%,
               3/20/29

        1,000 County of Sacramento,                12/07 at 102       N/R    1,007,160
               California, Laguna Creek
               Ranch/Elliott Ranch
               Community Facilities
               District No. 1,
               Improvement Area No. 1
               Special Tax Refunding
               Bonds (Laguna Creek
               Ranch), 5.700%, 12/01/20

        1,685 City of Salinas, Monterey             9/01 at 103       N/R    1,757,337
               County, California,
               Consolidated Refunding
               District 94-3, Limited
               Obligation Refunding
               Bonds, Series No. A-181,
               7.400%, 9/02/09

        2,000 San Dimas Housing                     7/08 at 102       N/R    1,915,140
               Authority, California,
               Mobile Home Park Revenue
               Bonds (Charter Oak Mobile
               Home Estates Acquisition
               Project), Series 1998A,
               5.700%, 7/01/28


--------------------------------------------------------------------------------
7

                 Portfolio of Investments (Unaudited)
                 Nuveen California Municipal Bond Fund (continued)
                 August 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

     $  7,090 San Marcos Redevelopment      10/07 at 102        A- $  7,612,958
               Agency, California, Tax
               Allocation Bonds (1997
               Affordable Housing
               Project),
               Series 1977A, 6.000%,
               10/01/27 (Alternative
               Minimum Tax)

        3,200 Seal Beach Redevelopment      12/11 at 102         A    3,315,360
               Agency, California,
               Mobile Home Park Revenue
               Bonds, Series 2000A,
               5.750%, 12/15/35

        4,000 Shafter Joint Powers           1/07 at 101         A    4,308,360
               Financing Authority,
               California, Lease Revenue
               Bonds (Community
               Correctional Facility
               Acquisition Project),
               1997 Series A, 6.050%,
               1/01/17

        2,945 City of Stockton,             No Opt. Call       N/R    3,066,776
               California, Weber/Sperry
               Ranches Assessment
               District, Limited
               Obligation Refunding
               Improvement Bonds,
               Series 22, 5.650%,
               9/02/13

        2,000 Taft Public Financing          1/07 at 101         A    2,169,000
               Authority, California,
               Lease Revenue Bonds
               (Community Correctional
               Facility Acquisition
               Project), 1997 Series A,
               6.050%, 1/01/17

        1,500 Vallejo Public Financing      No Opt. Call       N/R    1,611,300
               Authority, California,
               1998 Limited Obligation
               Revenue Bonds
               (Fairgrounds Drive
               Assessment District
               Refinancing), 5.700%,
               9/02/11
-------------------------------------------------------------------------------
              Transportation - 10.2%

        2,000 California Statewide          No Opt. Call       Ba1    2,056,980
               Communities Development
               Authority, Special
               Facilities Revenue Bonds,
               Series 2000A (United
               Airlines Inc. - San
               Francisco International
               Airport Terminal
               Projects), 5.700%,
               10/01/34 (Alternative
               Minimum Tax) (Mandatory
               put 10/01/10)

        7,150 Foothill/Eastern               1/10 at 100      BBB-    6,946,225
               Transportation Corridor
               Agency, California, Toll
               Road Revenue Bonds,
               Series 1995A, 5.000%,
               1/01/35

              Foothill/Eastern
              Transportation Corridor
              Agency, California, Toll
              Road Refunding Revenue
              Bonds, Series 1999:
        8,900  0.000%, 1/15/28               1/14 at 101      BBB-    5,733,380
        3,000  5.750%, 1/15/40               1/10 at 101      BBB-    3,119,820

              Port of Oakland,
               California, Revenue
               Bonds, 2000 Series K:
        4,700  5.500%, 11/01/09             No Opt. Call       AAA    5,250,981
               (Alternative Minimum Tax)
        4,000  5.750%, 11/01/29              5/10 at 100       AAA    4,309,160
               (Alternative Minimum Tax)
-------------------------------------------------------------------------------
              U.S. Guaranteed - 10.1%

        7,500 State Public Works Board      10/02 at 102       AAA    7,995,150
               of California (The
               Trustees of the
               California State
               University), Lease
               Revenue Bonds, 1992
               Series A (Various
               California State
               University Projects),
               6.700%, 10/01/17 (Pre-
               refunded to 10/01/02)

        2,505 Harbor Department of the      No Opt. Call       AAA    3,219,050
               City of Los Angeles,
               California, Revenue
               Bonds, Issue of 1988,
               7.600%, 10/01/18

        6,505 Merced Irrigation              3/03 at 102       AAA    6,924,768
               District, California,
               1998 Revenue Certificates
               of Participation (1998
               Electric System Project),
               5.800%, 3/01/15 (Pre-
               refunded to 3/01/03)

        6,225 Merced Irrigation              3/08 at 102       AAA    7,662,913
               District, California,
               2000 Subordinated Revenue
               Certificates of
               Participation (Electric
               System Project), 7.450%,
               3/01/18 (Pre-refunded to
               3/01/08)

        1,100 County of Tulare,             11/02 at 102     A3***    1,180,366
               California, Certificates
               of Participation,
               Series B (1992 Financing
               Project - Tulare County
               Public Facilities
               Corporation), 6.875%,
               11/15/12 (Pre-refunded to
               11/15/02)
-------------------------------------------------------------------------------
              Utilities - 8.0%

       12,000 California Pollution           7/07 at 102       N/R      955,200
               Control Financing
               Authority, Solid Waste
               Disposal Revenue Bonds
               (CanFibre of Riverside
               Project), Tax-Exempt
               Series 1997A, 9.000%,
               7/01/19 (Alternative
               Minimum Tax) #

        3,000 California Statewide          12/04 at 102       N/R    2,772,810
               Communities Development
               Authority, Certificates
               of Participation
               Refunding (Rio Bravo
               Fresno Project), 1999
               Series A, 6.300%,
               12/01/18

        5,000 Los Angeles Department of      7/11 at 100       Aa3    5,425,350
               Water and Power,
               California, Power System
               Revenue Bonds, 2001
               Series A1, 5.250%,
               7/01/15

        6,705 Merced Irrigation              9/05 at 102       N/R    6,840,374
               District, California,
               2001 Electric System
               Refunding Revenue Bonds
               (Electric System
               Project), 6.850%, 9/01/36

        3,500 Puerto Rico Industrial,        6/10 at 101      Baa2    3,837,960
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Cogeneration Facility
               Revenue Bonds, 2000
               Series A, 6.625%, 6/01/26
               (Alternative Minimum Tax)

        1,660 Salinas Valley Solid Waste     8/02 at 102       BBB    1,670,109
               Authority, California,
               Revenue Bonds,
               Series 1997, 5.800%,
               8/01/27 (Alternative
               Minimum Tax)
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8

    Principal                           Optional Call
 Amount (000) Description                 Provisions* Ratings** Market Value
----------------------------------------------------------------------------
              Water and Sewer - 1.6%

     $  1,670 Sacramento County          12/10 at 101        AA $  2,445,414
               Sanitation Districts
               Financing Authority,
               California, Sacramento
               Regional County
               Sanitation District,
               Residual Interest
               Certificates,
               Series 694 R-A,
               12.785%, 12/01/10 (IF)

        1,385 Sacramento County          12/10 at 101        AA    1,839,709
               Sanitation Districts
               Financing Authority,
               California, Sacramento
               Regional County
               Sanitation District,
               Residual Interest
               Certificates, Series
               694 R-B, 11.138%,
               12/01/11 (IF)
----------------------------------------------------------------------------
     $262,390 Total Investments (cost                            262,527,637
               $256,683,998) - 98.1%
----------------------------------------------------------------------------
------------
              Other Assets Less                                    5,129,603
               Liabilities - 1.9%
         -------------------------------------------------------------------
              Net Assets - 100%                                 $267,657,240
         -------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         # Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
         N/R Investment is not rated.
         (IF) Inverse floating rate security.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
9

                 Portfolio of Investments (Unaudited)
                 Nuveen California Insured Municipal Bond Fund
                 August 31, 2001

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              Education and Civic
              Organizations - 4.4%

     $  5,000 California Educational          3/08 at 102       Aaa $  5,096,900
               Facilities Authority,
               Student Loan Revenue
               Bonds (Cal Loan
               Program), Series 2001A,
               5.400%, 3/01/21
               (Alternative Minimum
               Tax)

        1,030 Foundation of California        6/11 at 100       AAA    1,077,298
               State University,
               Monterey Bay, Auxiliary
               Organization Bonds,
               Series 2001, 5.350%,
               6/01/31

        5,000 Long Beach, California,        11/11 at 101       AAA    5,207,800
               Bond Finance Authority,
               Lease Revenue Refunding
               Bonds (The Aquarium of
               the South Pacific),
               5.250%, 11/01/30
--------------------------------------------------------------------------------
              Healthcare - 8.4%

        2,000 Antelope Valley                 1/08 at 102       AAA    2,054,420
               Healthcare District,
               California, Insured
               Refunding Revenue
               Bonds, Series 1997A,
               5.200%, 1/01/27

        4,000 California Statewide            8/09 at 101       AAA    4,242,120
               Communities Development
               Authority, Certificates
               of Participation,
               Members of the Sutter
               Health Obligated Group,
               5.500%, 8/15/31

        8,500 California Statewide            8/02 at 102       AAA    8,904,600
               Communities Development
               Authority, Certificates
               of Participation,
               Sutter Health Obligated
               Group, 6.125%, 8/15/22

        6,000 City of Oakland,                1/10 at 100       AAA    6,656,640
               California, Insured
               Revenue Bonds (1800
               Harrison Foundation -
                Kaiser Permanente),
               Series 1999A, 6.000%,
               1/01/29
--------------------------------------------------------------------------------
              Housing/Multifamily -
               12.0%

        6,340 California Housing              2/02 at 102       AAA    6,507,883
               Finance Agency, Housing
               Revenue Bonds
               (Insured), 1991
               Series B, 6.850%,
               8/01/23

        3,180 California Statewide           12/11 at 100       AAA    3,202,832
               Communities Development
               Authority, Multifamily
               Housing Revenue Senior
               Bonds (Westgate
               Courtyards Apartments
               Project),
               Series 2001-X1, 5.420%,
               12/01/34

        6,526 California Statewide           11/10 at 105       Aaa    7,934,441
               Communities Development
               Authority, Residential
               Care Revenue Bonds
               (GNMA Collateralized -
                Canoga Care Center
               Project), 2000
               Series A, 7.500%,
               11/20/35

        3,260 Community Redevelopment         6/05 at 105       AAA    3,669,163
               Agency of the City of
               Los Angeles,
               California, Multifamily
               Housing Revenue
               Refunding Bonds
               (Angelus Plaza
               Project), 1995
               Series A, 7.400%,
               6/15/10

        3,865 City of Los Angeles,            7/11 at 102       AAA    3,923,748
               California, Multifamily
               Housing Revenue Bonds
               (GNMA Mortgage-Backed
               Securities Program -
                Park Plaza West Senior
               Apartments Project),
               Series 2001B, 5.400%,
               1/20/31

        2,400 City of Napa,                   7/02 at 102       AAA    2,473,608
               California, Mortgage
               Revenue Refunding Bonds
               (FHA-Insured Mortgage
               Loan - Creekside Park
               Apartments Project),
               Series 1992A, 6.625%,
               7/01/24

        2,000 City of Napa,                   7/04 at 101       AAA    2,094,800
               California, Mortgage
               Revenue Refunding Bonds
               (FHA-Insured Mortgage
               Loan - Creekside Park
               II Apartments Project),
               Series 1994A, 6.625%,
               7/01/25

        1,285 Housing Authority of the        7/09 at 102       AAA    1,300,060
               County of Santa Cruz,
               California, Multifamily
               Housing Revenue Bonds
               (GNMA Collateralized -
                Northgate Apartments),
               1999 Series A, 5.500%,
               7/20/40
--------------------------------------------------------------------------------
              Housing/Single Family -
               6.4%

        4,750 California Housing              2/07 at 102       AAA    5,000,373
               Finance Agency, Single
               Family Mortgage Bonds
               II, 1997 Series A-1,
               6.050%, 8/01/26
               (Alternative Minimum
               Tax)

        4,610 California Housing              8/07 at 102       AAA    4,873,784
               Finance Agency, Home
               Mortgage Revenue Bonds,
               1997 Series E, 6.100%,
               8/01/29 (Alternative
               Minimum Tax)

        1,400 California Housing              2/06 at 102       AAA    1,473,108
               Finance Agency, Home
               Mortgage Revenue Bonds,
               1996 Series E, 6.150%,
               8/01/25 (Alternative
               Minimum Tax)

       22,655 California Housing         8/09 at 31 19/32       AAA    4,587,184
               Finance Agency, Home
               Mortgage Revenue Bonds,
               Series 1999F, 0.000%,
               2/01/30 (Alternative
               Minimum Tax)

          750 California Housing              8/11 at 100       AAA      765,975
               Finance Agency, Home
               Mortgage Revenue Bonds,
               2001 Series L, 5.150%,
               8/01/17

--------------------------------------------------------------------------------
              Tax Obligation/General -
               17.8%

       31,000 State of California,            3/10 at 101       AAA   33,933,530
               Various Purpose General
               Obligation Bonds,
               5.750%, 3/01/27

              Golden West Schools
              Financing Authority,
              California, 1998 Revenue
              Bonds, Series A (School
              District General
              Obligation Refunding
              Program):
        1,500  0.000%, 2/01/19           8/13 at 70 15/16       AAA      588,225
        2,650  0.000%, 8/01/19            8/13 at 68 9/16       AAA    1,004,535
        2,755  0.000%, 8/01/20           8/13 at 63 27/32       AAA      963,534
        1,430  0.000%, 2/01/21           8/13 at 61 11/16       AAA      480,537
        2,855  0.000%, 8/01/21             8/13 at 59 5/8       AAA      927,161


--------------------------------------------------------------------------------
10

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
              (continued)

     $  6,070 Sacramento City Unified        7/09 at 102       Aaa $  6,795,729
               School District,
               Sacramento County,
               California, General
               Obligation Bonds,
               Series 2000A, 6.000%,
               7/01/29

        3,040 Sulphur Springs Union         No Opt. Call       AAA    1,600,560
               School District, Los
               Angeles County,
               California, General
               Obligation Bonds,
               Series A (Election 1991),
               0.000%, 9/01/15
-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               22.1%

        1,225 Redevelopment Agency of       No Opt. Call       AAA    1,563,786
               the City of Barstow,
               California, Tax
               Allocation Bonds (Central
               Redevelopment Project),
               1994 Series A, 7.000%,
               9/01/14

        7,005 Big Bear Lake Financing        8/05 at 102       AAA    7,774,990
               Authority, San Bernardino
               County, California, 1995
               Tax Allocation Refunding
               Revenue Bonds, 6.300%,
               8/01/25

        6,990 Chino Unified School           9/05 at 102       AAA    7,494,119
               District, California,
               Certificates of
               Participation (1995
               Master Lease Program),
               6.125%, 9/01/26

          850 Redevelopment Agency of        1/02 at 100       AAA      862,827
               the City of Concord,
               California, Tax
               Allocation Bonds (Central
               Concord Redevelopment
               Project), Series 1988-2,
               7.875%, 7/01/07

        3,000 Gilroy Unified School          9/04 at 102       AAA    3,343,650
               District, Santa Clara
               County, California,
               Certificates of
               Participation,
               Series 1994, 6.250%,
               9/01/12

        7,040 Norwalk Community              9/05 at 102       AAA    7,570,675
               Facilities Financing
               Authority, Los Angeles
               County, California, Tax
               Allocation Refunding
               Revenue Bonds, 1995
               Series A, 6.050%, 9/01/25

        5,120 County of Orange,              7/06 at 102       AAA    5,779,507
               California, 1996 Recovery
               Certificates of
               Participation, Series A,
               6.000%, 7/01/26

       14,050 Paramount Redevelopment       No Opt. Call       AAA    3,857,990
               Agency of County of Los
               Angeles, California,
               Compound Interest Tax
               Allocation Refunding
               Bonds (Redevelopment
               Project Area No. 1),
               Issue of 1998, 0.000%,
               8/01/26

        8,000 Pomona Public Financing        2/08 at 102       AAA    8,068,000
               Authority, California,
               1998 Refunding Revenue
               Bonds (Southwest Pomona
               Redevelopment Project),
               Series W, 5.000%, 2/01/30

              Redevelopment Agency of
              the City and County of San
              Francisco, California,
              Lease Revenue Bonds
              (George R. Moscone
              Convention Center),
              Series 1994:
        2,250  6.800%, 7/01/19               7/04 at 102       AAA    2,514,285
        1,000  6.750%, 7/01/24               7/04 at 102       AAA    1,116,120

        2,250 Redevelopment Agency of        2/04 at 102       AAA    2,220,525
               the City of San Jose,
               California, Tax
               Allocation Bonds (Merged
               Area Redevelopment
               Project), Series 1993,
               4.750%, 8/01/24

       16,505 Santa Ana Unified School      No Opt. Call       AAA    3,936,112
               District, Orange County,
               California, Certificates
               of Participation (1999
               Financing Project),
               0.000%, 4/01/29

        1,490 Tulare Public Financing       10/07 at 102       AAA    1,531,616
               Authority, California,
               Lease Revenue Bonds
               (Capital Facilities
               Project), Series 1997,
               5.125%, 10/01/22
-------------------------------------------------------------------------------
              Transportation - 8.8%

        6,500 Foothill/Eastern               1/10 at 100       AAA    6,543,615
               Transportation Corridor
               Agency, California, Toll
               Road Revenue Bonds,
               Series 1995A, 5.000%,
               1/01/35

        3,255 Foothill/Eastern               1/10 at 101       AAA    3,540,626
               Transportation Corridor
               Agency, California, Toll
               Road Refunding Revenue
               Bonds, Series 1999,
               5.750%, 1/15/40

        2,000 Port of Oakland,               5/10 at 100       AAA    2,154,580
               California, Revenue
               Bonds, 2000 Series K,
               5.750%, 11/01/29
               (Alternative Minimum Tax)

        1,290 Airports Commission of the     1/08 at 101       AAA    1,320,057
               City and County of San
               Francisco, California,
               San Francisco
               International Airport,
               Special Facilities Lease
               Revenue Bonds (SFO Fuel
               Company LLC),
               Series 1997A, 5.250%,
               1/01/22 (Alternative
               Minimum Tax)

        1,320 Airports Commission of the     1/08 at 102       AAA    1,452,238
               City and County of San
               Francisco, California,
               San Francisco
               International Airport,
               Special Facilities Lease
               Revenue Bonds (SFO Fuel
               Company LLC),
               Series 2000A, 6.100%,
               1/01/20 (Alternative
               Minimum Tax)

          625 Airports Commission of the     5/10 at 101       AAA      640,288
               City and County of San
               Francisco, California,
               San Francisco
               International Airport,
               Second Series Revenue
               Bonds, Issue 26B, 5.000%,
               5/01/21

        5,000 Airports Commission of the     5/11 at 100       AAA    5,088,800
               City and County of San
               Francisco, California,
               San Francisco
               International Airport,
               Second Series Revenue
               Refunding Bonds, Issue
               27A, 5.250%, 5/01/31
               (Alternative Minimum Tax)

        2,000 Southern California Rapid      1/02 at 102       AAA    2,073,220
               Transit District,
               Certificates of
               Participation (Workers
               Compensation Funding
               Program), 7.500%, 7/01/05

--------------------------------------------------------------------------------
11

                Portfolio of Investments (Unaudited)
                Nuveen California Insured Municipal Bond Fund (continued) August 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed - 6.4%

     $  5,000 City of Big Bear Lake,         4/02 at 102       AAA $  5,215,200
               California, 1992 Water
               Revenue Refunding Bonds,
               6.375%, 4/01/22
               (Pre-refunded to 4/01/02)

        5,000 Los Angeles County             7/02 at 102       AAA    5,258,950
               Transportation
               Commission, California,
               Proposition C Sales Tax
               Revenue Bonds, Second
               Senior Bonds,
               Series 1992-A, 6.250%,
               7/01/13 (Pre-refunded to
               7/01/02)

        3,500 Modesto Irrigation             9/02 at 102       AAA    3,699,115
               District Financing
               Authority, California,
               Revenue Bonds (Domestic
               Water Project),
               Series 1992A, 6.125%,
               9/01/19 (Pre-refunded to
               9/01/02)

        2,500 San Bernardino County          3/02 at 102       AAA    2,578,525
               Transportation Authority,
               California, Sales Tax
               Revenue Bonds (Limited
               Tax Bonds), 1992
               Series A, 6.000%, 3/01/10
-------------------------------------------------------------------------------
              Utilities - 5.0%

        5,000 California Pollution           4/11 at 102       AAA    5,172,250
               Control Financing
               Authority, Pollution
               Control Refunding Revenue
               Bonds (Pacific Gas and
               Electric Company), 1996A
               Remarked, 5.350%,
               12/01/16 (Alternative
               Minimum Tax)#

        1,000 California Pollution           9/09 at 101       AAA    1,022,830
               Control Financing
               Authority, Pollution
               Control Revenue Refunding
               Bonds, 1999 Series B,
               5.450%, 9/01/29

        3,500 Northern California Power      7/08 at 101       AAA    3,597,370
               Agency, Hydroelectric
               Project Number One
               Revenue Bonds, 1998
               Refunding Series A,
               5.125%, 7/01/23

        3,000 City of Shasta Lake,           4/05 at 102       AAA    3,334,620
               California, 1996-2
               Certificates of
               Participation, 6.000%,
               4/01/16
-------------------------------------------------------------------------------
              Water and Sewer - 4.5%

        9,000 Castaic Lake Water Agency,     2/11 at 101       AAA    9,090,630
               California, Revenue
               Certificates of
               Participation,
               Series 2001A, 5.000%,
               8/01/29

        2,500 Southern California            7/06 at 100       AAA    2,495,075
               Metropolitan Water
               District, Water Revenue
               Refunding Bonds, 1996
               Series B, 4.750%, 7/01/21
-------------------------------------------------------------------------------
     $284,616 Total Investments (cost                               249,252,739
               $229,232,961) - 95.8%
-------------------------------------------------------------------------------
------------
              Short-Term Investments -
                1.9%

     $  5,000 City of Newport Beach,
               Orange County,
               California, Revenue
               Bonds, Series 1992 (Hoag
               Memorial
------------
               Presbyterian Hospital),
               Variable Rate Demand
               Bonds, 2.300%, 10/01/22+                     VMIG-1    5,000,000
         ----------------------------------------------------------------------
              Other Assets Less
               Liabilities - 2.3%                                     5,953,455
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $260,206,194
         ----------------------------------------------------------------------

           All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Gov-ernment or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. # On April 6, 2001, the Pacific Gas & Electric Company (PG&E) filed for bankruptcy protection. The utility has stated that it intends to pay interest on its senior bonds through the bankruptcy and pay the principal after its reorganization is completed. However, the company's ability to make these payments will depend on its cash flow, which will be affected by the bankruptcy court decisions.
         + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market in-dex.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
12

                 Statement of Net Assets (Unaudited)
                 August 31, 2001



                                                                     California
                                                        California      Insured
-------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value  $262,527,637 $249,252,739
Temporary investments in short-term municipal
 securities, at amortized cost, which approximates
 market value                                                   --    5,000,000
Cash                                                       568,934    3,295,515
Receivables:
 Interest                                                5,051,994    3,214,452
 Investments sold                                          418,300           --
 Shares sold                                               212,515      346,591
Other assets                                                 2,279          794
-------------------------------------------------------------------------------
  Total assets                                         268,781,659  261,110,091
-------------------------------------------------------------------------------
Liabilities
Payable for shares redeemed                                274,801       76,338
Accrued expenses:
 Management fees                                           121,938      116,838
 12b-1 distribution and service fees                        29,470       29,463
 Other                                                      91,257      100,931
Dividends payable                                          606,953      580,327
-------------------------------------------------------------------------------
  Total liabilities                                      1,124,419      903,897
-------------------------------------------------------------------------------
Net assets                                            $267,657,240 $260,206,194
-------------------------------------------------------------------------------
Class A Shares
Net assets                                            $ 51,866,485 $ 68,184,046
Shares outstanding                                       4,963,703    6,152,097
Net asset value and redemption price per share        $      10.45 $      11.08
Offering price per share (net asset value per share
 plus maximum sales charge of 4.20% of offering
 price)                                               $      10.91 $      11.57
-------------------------------------------------------------------------------
Class B Shares
Net assets                                            $ 13,873,710 $ 17,026,967
Shares outstanding                                       1,328,831    1,534,806
Net asset value, offering and redemption price per
 share                                                $      10.44 $      11.09
-------------------------------------------------------------------------------
Class C Shares
Net assets                                            $ 15,722,108 $ 10,291,559
Shares outstanding                                       1,504,911      934,540
Net asset value, offering and redemption price per
 share                                                $      10.45 $      11.01
-------------------------------------------------------------------------------
Class R Shares
Net assets                                            $186,194,937 $164,703,622
Shares outstanding                                      17,799,881   14,874,544
Net asset value, offering and redemption price per
 share                                                $      10.46 $      11.07
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
13

                 Statement of Operations (Unaudited)
                 Six Months Ended August 31, 2001


                                                                    California
                                                       California      Insured
-------------------------------------------------------------------------------
Investment Income                                      $8,157,233  $ 6,931,839
-------------------------------------------------------------------------------
Expenses
Management fees                                           716,606      674,218
12b-1 service fees - Class A                               50,089       63,514
12b-1 distribution and service fees - Class B              68,932       69,244
12b-1 distribution and service fees - Class C              56,086       30,205
Shareholders' servicing agent fees and expenses            88,533       84,438
Custodian's fees and expenses                              54,218       60,770
Trustees' fees and expenses                                 3,277        3,529
Professional fees                                           6,680        6,998
Shareholders' reports - printing and mailing expenses      23,693       16,636
Federal and state registration fees                         1,614        1,860
Portfolio insurance expense                                    --        3,604
Other expenses                                              6,784        5,842
-------------------------------------------------------------------------------
Total expenses before custodian fee credit              1,076,512    1,020,858
 Custodian fee credit                                     (21,635)     (34,312)
-------------------------------------------------------------------------------
Net expenses                                            1,054,877      986,546
-------------------------------------------------------------------------------
Net investment income                                   7,102,356    5,945,293
-------------------------------------------------------------------------------
Realized and Unrealized Gain from Investments
Net realized gain from investment transactions            135,767    2,995,757
Net change in unrealized appreciation or depreciation
 of investments                                           470,523    2,472,237
-------------------------------------------------------------------------------
Net gain from investments                                 606,290    5,467,994
-------------------------------------------------------------------------------
Net increase in net assets from operations             $7,708,646  $11,413,287
-------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
14

                 Statement of Changes in Net Assets (Unaudited)


                                   California                  California Insured
                          ------------------------------  ------------------------------
                          Six Months Ended    Year Ended  Six Months Ended    Year Ended
                                   8/31/01       2/28/01           8/31/01       2/28/01
-----------------------------------------------------------------------------------------
Operations
Net investment income         $  7,102,356  $ 14,927,270      $  5,945,293  $ 11,943,237
Net realized gain from
 investment transactions           135,767       769,280         2,995,757        81,161
Net change in unrealized
 appreciation or
 depreciation of
 investments                       470,523    10,019,386         2,472,237    14,826,137
-----------------------------------------------------------------------------------------
Net increase in net
 assets from operations          7,708,646    25,715,936        11,413,287    26,850,535
-----------------------------------------------------------------------------------------
Distributions to
 Shareholders
From net investment
 income:
 Class A                        (1,322,674)   (2,791,484)       (1,519,933)   (2,875,463)
 Class B                          (324,638)     (568,693)         (290,691)     (507,197)
 Class C                          (354,927)     (756,352)         (169,362)     (337,486)
 Class R                        (5,070,594)  (10,888,533)       (4,019,424)   (8,380,147)
-----------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                   (7,072,833)  (15,005,062)       (5,999,410)  (12,100,293)
-----------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                      13,185,571    32,612,844        18,882,142    26,653,039
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                   3,957,249     8,112,074         3,406,469     6,916,102
-----------------------------------------------------------------------------------------
                                17,142,820    40,724,918        22,288,611    33,569,141
Cost of shares redeemed        (19,095,217)  (44,983,816)      (14,328,866)  (29,779,149)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions             (1,952,397)   (4,258,898)        7,959,745     3,789,992
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets                  (1,316,584)    6,451,976        13,373,622    18,540,234
Net assets at the
 beginning of period           268,973,824   262,521,848       246,832,572   228,292,338
-----------------------------------------------------------------------------------------
Net assets at the end of
 period                       $267,657,240  $268,973,824      $260,206,194  $246,832,572
-----------------------------------------------------------------------------------------
Undistributed net
 investment income at
 the end of period            $    386,858  $    274,327      $     61,303  $     32,696
-----------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
15

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen California Municipal Bond Fund ("California") and the Nuveen California Insured Municipal Bond Fund ("California Insured") (collec-tively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

Each Fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At August 31, 2001, the Funds had no such outstanding purchase commitments.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, and net re-alized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over- distri-butions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in ex-cess of net realized gains and/or distributions in excess of net ordinary tax-able income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its net invest-ment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal and California state personal income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds.

Insurance
California Insured invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securi-ties covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securi-ties. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value at-tributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attribut-able to the Portfolio Insurance. Each policy of the Portfolio Insurance does,

-------------------------------------------------------------------------------
16
however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances, or by specified classes of investors.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. Dur-ing the six months ended August 31, 2001, the California Fund invested in in-verse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Invest-ments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security de-clines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest rate paid on the floating rate security. The California Insured Fund did not invest in any such securities during the six months ended August 31, 2001.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective March 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to March 1, 2001, the Funds did not accrete taxable market discounts on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in unrealized appreciation for Cal-ifornia and California Insured of $83,008 and $82,724, respectively, based on securities held by the Funds on March 1, 2001.

The effect of this change for the six months ended August 31, 2001, was to in-crease net investment income with a corresponding decrease in net unrealized appreciation for California and California Insured of $6,368 and $10,449, re-spectively. The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presen-tation.

-------------------------------------------------------------------------------
17

2. Fund Shares

Transactions in Fund shares were as follows:

                                           California
                         --------------------------------------------------
                            Six Months Ended             Year Ended
                                 8/31/01                   2/28/01
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    781,663  $  7,988,182   1,358,387  $ 13,908,219
 Class B                    119,320     1,193,053     509,898     5,254,094
 Class C                    236,377     2,416,442     788,369     8,103,303
 Class R                    155,150     1,587,894     516,006     5,347,228
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                     56,271       574,404     108,338     1,109,390
 Class B                      8,101        97,813      18,267       186,905
 Class C                     13,545       138,294      26,252       268,538
 Class R                    307,960     3,146,738     638,758     6,547,241
----------------------------------------------------------------------------
                          1,678,387    17,142,820   3,964,275    40,724,918
----------------------------------------------------------------------------
Shares redeemed:
 Class A                   (915,760)   (9,330,691) (1,277,532)  (13,073,695)
 Class B                   (222,733)   (2,276,697)   (135,742)   (1,385,073)
 Class C                    (95,953)     (975,525)   (975,564)  (10,065,669)
 Class R                   (636,990)   (6,512,304) (1,991,059)  (20,459,379)
----------------------------------------------------------------------------
                         (1,871,436)  (19,095,217) (4,379,897)  (44,983,816)
----------------------------------------------------------------------------
Net increase (decrease)    (193,049) $ (1,952,397)   (415,622) $ (4,258,898)
----------------------------------------------------------------------------
                                       California Insured
                         --------------------------------------------------
                            Six Months Ended             Year Ended
                                 8/31/01                   2/28/01
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    763,929  $  8,285,453   1,544,970  $ 16,293,740
 Class B                    428,392     4,639,763     338,675     3,579,514
 Class C                    328,660     3,549,761     259,795     2,707,646
 Class R                    223,083     2,407,165     387,241     4,072,139
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                     73,192       789,450     147,326     1,548,493
 Class B                     10,068       108,658      19,390       203,817
 Class C                     11,557       123,850      21,865       228,187
 Class R                    221,307     2,384,511     470,719     4,935,605
----------------------------------------------------------------------------
                          2,060,188    22,288,611   3,189,981    33,569,141
----------------------------------------------------------------------------
Shares redeemed:
 Class A                   (562,315)   (6,069,448)   (917,949)   (9,583,987)
 Class B                   (145,534)   (1,562,353)   (185,586)   (1,936,098)
 Class C                   (100,253)   (1,070,191)   (234,097)   (2,467,249)
 Class R                   (522,527)   (5,626,874) (1,507,335)  (15,791,815)
----------------------------------------------------------------------------
                         (1,330,629)  (14,328,866) (2,844,967)  (29,779,149)
----------------------------------------------------------------------------
Net increase                729,559  $  7,959,745     345,014  $  3,789,992
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
18

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid October 1, 2001, to shareholders of record on September 7, 2001, as follows:

                                   California  California Insured
------------------------------------------------------------------------------
Dividend per share:
 Class A                               $.0430              $.0435
 Class B                                .0365               .0365
 Class C                                .0385               .0380
 Class R                                .0450               .0450
------------------------------------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the six months ended
August 31, 2001, were as follows:

                                   California  California Insured
------------------------------------------------------------------------------
Purchases:
 Long-term municipal securities    $5,213,500         $39,373,477
 Short-term municipal securities          --            5,000,000
Sales and maturities:
 Long-term municipal securities     5,684,272          51,529,461
 Short-term municipal securities          --                  --
------------------------------------------------------------------------------

At August 31, 2001, the cost of investments owned for federal income tax pur-poses were as follows:

                                   California  California Insured
------------------------------------------------------------------------------
                                 $256,640,358        $234,169,897
------------------------------------------------------------------------------

At February 28, 2001, the Funds' last fiscal year end, California Insured had an unused capital loss carryforward of $2,097,246 available for federal income tax purposes to be applied against future capital gains, if any. If not ap-plied, $1,507,433 of the carryforward will expire in the year 2008 and $589,813 will expire in the year 2009.

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at August 31, 2001, were as follows:

                                   California  California Insured
------------------------------------------------------------------------------
Gross unrealized:
 appreciation                    $ 18,702,110         $20,113,447
 depreciation                     (12,814,831)            (30,605)
------------------------------------------------------------------------------
Net unrealized appreciation      $  5,887,279         $20,082,842
------------------------------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund:

Average Daily Net Assets        Management Fee
----------------------------------------------
For the first $125 million         .5500 of 1%
For the next $125 million          .5375 of 1
For the next $250 million          .5250 of 1
For the next $500 million          .5125 of 1
For the next $1 billion            .5000 of 1
For the next $3 billion            .4750 of 1
For net assets over $5 billion     .4500 of 1
----------------------------------------------

-------------------------------------------------------------------------------
19

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse cer-tain expenses of each Fund in order to limit total expenses to .75 of 1% of the average daily net assets of California and .975 of 1% of the average daily net assets of California Insured, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse addi-tional expenses from time to time, which may be terminated at any time at its discretion.

During the six months ended August 31, 2001, the Distributor collected sales charges on purchases of Class A Shares of approximately $79,100 and $66,400 for California and California Insured, respectively, all of which were paid out as concessions to authorized dealers. The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to com-pensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended August 31, 2001, the Distributor compensated au-thorized dealers directly with approximately $76,300 and $227,800 in commis-sion advances at the time of purchase for California and California Insured, respectively. To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year fol-lowing a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2001, the Distributor retained approximately $82,800 and $66,800 in such 12b-1 fees for California and California Insured, respectively. The remaining 12b-1 fees charged to the Funds were paid to com-pensate authorized dealers for providing services to shareholders relating to their investments. The Distributor also collected and retained approximately $39,200 and $45,500 of CDSC on share redemptions for California and California Insured, respectively, during the six months ended August 31, 2001.

7. Composition of Net Assets

At August 31, 2001, each Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                 California California Insured
------------------------------------------------------------------------------
Capital paid-in                                $261,210,688       $239,256,711
Undistributed net investment income                 386,858             61,303
Accumulated net realized gain from investment
 transactions                                       216,055            868,402
Net unrealized appreciation of investments        5,843,639         20,019,778
------------------------------------------------------------------------------
Net assets                                     $267,657,240       $260,206,194
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
20

                 Financial Highlights (Unaudited)

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                            Investment Operations      Less Distributions
                           -------------------------  -----------------------
CALIFORNIA
                                          Net
                                    Realized/
                                   Unrealized
                 Beginning     Net    Invest-             Net                  Ending
                       Net Invest-       ment         Invest-                     Net
Year Ended           Asset    ment       Gain            ment  Capital          Asset      Total
February 28/29,      Value  Income     (Loss)  Total   Income    Gains  Total   Value Return (a)
----------------------------------------------------------------------------------------------------------
Class A (9/94)
 2002(e)            $10.42    $.27      $ .03  $ .30    $(.27)   $  --  $(.27) $10.45       2.98%
 2001                10.01     .57        .41    .98     (.57)      --   (.57)  10.42       9.99
 2000                10.89     .55       (.89)  (.34)    (.54)      --   (.54)  10.01      (3.12)
 1999                10.91     .54        .03    .57     (.54)    (.05)  (.59)  10.89       5.28
 1998                10.58     .55        .37    .92     (.55)    (.04)  (.59)  10.91       8.87
 1997                10.58     .55       (.01)   .54     (.54)      --   (.54)  10.58       5.29
Class B (3/97)
 2002(e)             10.41     .24        .02    .26     (.23)      --   (.23)  10.44       2.59
 2001                10.00     .49        .41    .90     (.49)      --   (.49)  10.41       9.23
 2000                10.89     .47       (.89)  (.42)    (.47)      --   (.47)  10.00      (3.93)
 1999                10.92     .47        .01    .48     (.46)    (.05)  (.51)  10.89       4.44
 1998(d)             10.56     .46        .41    .87     (.47)    (.04)  (.51)  10.92       8.39
Class C (9/94)
 2002(e)             10.42     .24        .03    .27     (.24)      --   (.24)  10.45       2.71
 2001                10.01     .51        .41    .92     (.51)      --   (.51)  10.42       9.42
 2000                10.90     .50       (.90)  (.40)    (.49)      --   (.49)  10.01      (3.74)
 1999                10.92     .49        .02    .51     (.48)    (.05)  (.53)  10.90       4.70
 1998                10.58     .49        .38    .87     (.49)    (.04)  (.53)  10.92       8.36
 1997                10.58     .47       (.01)   .46     (.46)      --   (.46)  10.58       4.53
Class R (7/86)
 2002(e)             10.43     .28        .03    .31     (.28)      --   (.28)  10.46       3.10
 2001                10.02     .59        .41   1.00     (.59)      --   (.59)  10.43      10.23
 2000                10.91     .57       (.89)  (.32)    (.57)      --   (.57)  10.02      (2.98)
 1999                10.93     .56        .03    .59     (.56)    (.05)  (.61)  10.91       5.50
 1998                10.61     .57        .36    .93     (.57)    (.04)  (.61)  10.93       8.99
 1997                10.60     .57        .01    .58     (.57)      --   (.57)  10.61       5.67
----------------------------------------------------------------------------------------------------------
Class (Inception Date)
                                        Ratios/Supplemental Data
                 -----------------------------------------------------------------------------------------
                                                                             After Credit/
                           Before Credit/            After                   Reimbursement
                           Reimbursement       Reimbursement (b)                  (c)
CALIFORNIA                -------------------- ---------------------------- -------------------
                                       Ratio                     Ratio                   Ratio
                                      of Net                    of Net                  of Net
                            Ratios   Invest-                   Invest-                 Invest-
                                of      ment    Ratio of          ment      Ratio of      ment
                          Expenses    Income    Expenses        Income      Expenses    Income
                   Ending       to        to          to            to            to        to
                      Net  Average   Average     Average       Average       Average   Average  Portfolio
Year Ended         Assets      Net       Net         Net           Net           Net       Net   Turnover
February 28/29,     (000)   Assets    Assets      Assets        Assets        Assets    Assets       Rate
----------------------------------------------------------------------------------------------------------
Class A (9/94)
 2002(e)         $ 51,866      .88%*    5.29%*          .88%*        5.29%*      .87%*  5.31%*          2%
 2001              52,540      .88      5.52            .88          5.52        .87    5.53           39
 2000              48,560      .86      5.32            .86          5.32        .85    5.33           31
 1999              36,568      .90      4.97            .90          4.97        .90    4.97           34
 1998              29,125      .90      5.11            .90          5.11        .90    5.11           45
 1997              20,571      .94      5.16            .94          5.16        .94    5.16           74
Class B (3/97)
 2002(e)           13,874     1.63*     4.56*          1.63*         4.56*      1.62*   4.57*           2
 2001              14,825     1.63      4.77           1.63          4.77       1.62    4.78           39
 2000              10,318     1.61      4.56           1.61          4.56       1.60    4.56           31
 1999               7,353     1.65      4.23           1.65          4.23       1.65    4.23           34
 1998(d)            2,324     1.66*     4.31*          1.66*         4.31*      1.66*   4.31*          45
Class C (9/94)
 2002(e)           15,722     1.43*     4.74*          1.43*         4.74*      1.42*   4.75*           2
 2001              14,077     1.43      4.97           1.43          4.97       1.42    4.98           39
 2000              15,132     1.41      4.75           1.41          4.75       1.40    4.76           31
 1999              10,353     1.45      4.43           1.45          4.43       1.45    4.43           34
 1998               4,061     1.45      4.56           1.45          4.56       1.45    4.56           45
 1997               1,003     1.67      4.44           1.67          4.44       1.67    4.44           74
Class R (7/86)
 2002(e)          186,195      .68*     5.50*           .68*         5.50*       .67*   5.51*           2
 2001             187,532      .68      5.72            .68          5.72        .67    5.73           39
 2000             188,512      .66      5.47            .66          5.47        .65    5.48           31
 1999             220,109      .71      5.16            .71          5.16        .71    5.16           34
 1998             216,309      .70      5.31            .70          5.31        .70    5.31           45
 1997             214,253      .70      5.41            .70          5.41        .70    5.41           74
----------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended August 31, 2001.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
21

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                            Investment Operations      Less Distributions
                           -------------------------  -------------------------
CALIFORNIA INSURED
                                          Net
                                    Realized/
                                   Unrealized
                 Beginning     Net    Invest-             Net                    Ending
                       Net Invest-       ment         Invest-                       Net
Year Ended           Asset    ment       Gain            ment  Capital            Asset      Total
February 28/29,      Value  Income     (Loss)  Total   Income    Gains    Total   Value Return (a)
-----------------------------------------------------------------------------------------------------------
Class A (9/94)
 2002(e)            $10.85    $.26      $ .23  $ .49    $(.26)    $ --    $(.26) $11.08       4.61%
 2001                10.19     .52        .67   1.19     (.53)      --     (.53)  10.85      11.98
 2000                11.10     .53       (.92)  (.39)    (.52)      --     (.52)  10.19      (3.52)
 1999                11.06     .52        .06    .58     (.53)    (.01)**  (.54)  11.10       5.31
 1998                10.70     .54        .36    .90     (.54)      --     (.54)  11.06       8.66
 1997                10.76     .55       (.08)   .47     (.53)      --     (.53)  10.70       4.57
Class B (3/97)
 2002(e)             10.86     .22        .23    .45     (.22)      --     (.22)  11.09       4.20
 2001                10.20     .45        .66   1.11     (.45)      --     (.45)  10.86      11.14
 2000                11.11     .45       (.92)  (.47)    (.44)      --     (.44)  10.20      (4.26)
 1999                11.06     .44        .06    .50     (.44)    (.01)**  (.45)  11.11       4.61
 1998(d)             10.67     .45        .40    .85     (.46)      --     (.46)  11.06       8.13
Class C (9/94)
 2002(e)             10.78     .22        .24    .46     (.23)      --     (.23)  11.01       4.34
 2001                10.13     .46        .66   1.12     (.47)      --     (.47)  10.78      11.32
 2000                11.03     .47       (.91)  (.44)    (.46)      --     (.46)  10.13      (4.03)
 1999                10.98     .46        .06    .52     (.46)    (.01)**  (.47)  11.03       4.81
 1998                10.63     .47        .35    .82     (.47)      --     (.47)  10.98       7.96
 1997                10.67     .46       (.05)   .41     (.45)      --     (.45)  10.63       3.99
Class R (7/86)
 2002(e)             10.84     .27        .23    .50     (.27)      --     (.27)  11.07       4.70
 2001                10.18     .54        .67   1.21     (.55)      --     (.55)  10.84      12.18
 2000                11.08     .55       (.91)  (.36)    (.54)      --     (.54)  10.18      (3.27)
 1999                11.04     .54        .06    .60     (.55)    (.01)**  (.56)  11.08       5.49
 1998                10.68     .56        .36    .92     (.56)      --     (.56)  11.04       8.86
 1997                10.74     .56       (.07)   .49     (.55)      --     (.55)  10.68       4.81
-----------------------------------------------------------------------------------------------------------
Class (Inception Date)
                                        Ratios/Supplemental Data
                 ------------------------------------------------------------------------------------------
                                                                             After Credit/
                           Before Credit/            After                   Reimbursement
                           Reimbursement       Reimbursement (b)                  (c)
CALIFORNIA INSURED        -------------------- ---------------------------- --------------------
                                       Ratio                     Ratio                   Ratio
                                      of Net                    of Net                  of Net
                                     Invest-                   Invest-                 Invest-
                          Ratio of      ment    Ratio of          ment      Ratio of      ment
                          Expenses    Income    Expenses        Income      Expenses    Income
                   Ending       to        to          to            to            to        to
                      Net  Average   Average     Average       Average       Average   Average   Portfolio
Year Ended         Assets      Net       Net         Net           Net           Net       Net    Turnover
February 28/29,     (000)   Assets    Assets      Assets        Assets        Assets    Assets        Rate
-----------------------------------------------------------------------------------------------------------
Class A (9/94)
 2002(e)         $ 68,184      .89%*    4.69%*          .89%*        4.69%*      .86%*    4.72%*        16%
 2001              63,775      .88      4.97            .88          4.97        .87      4.98          16
 2000              52,014      .88      5.02            .88          5.02        .88      5.02          44
 1999              47,300      .93      4.72            .93          4.72        .93      4.72          25
 1998              36,203      .90      4.93            .90          4.93        .90      4.93          26
 1997              27,598      .94      5.05            .94          5.05        .94      5.05          51
Class B (3/97)
 2002(e)           17,027     1.64*     3.94*          1.64*         3.94*      1.61*     3.96*         16
 2001              13,487     1.63      4.22           1.63          4.22       1.62      4.23          16
 2000              10,909     1.64      4.27           1.64          4.27       1.63      4.28          44
 1999               8,825     1.68      3.96           1.68          3.96       1.68      3.96          25
 1998(d)            2,967     1.66*     4.16*          1.66*         4.16*      1.66*     4.16*         26
Class C (9/94)
 2002(e)           10,292     1.44*     4.13*          1.44*         4.13*      1.41*     4.16*         16
 2001               7,489     1.43      4.42           1.43          4.42       1.42      4.43          16
 2000               6,552     1.43      4.45           1.43          4.45       1.43      4.46          44
 1999               6,994     1.48      4.17           1.48          4.17       1.48      4.17          25
 1998               3,226     1.45      4.37           1.45          4.37       1.45      4.37          26
 1997               1,719     1.67      4.32           1.67          4.32       1.67      4.32          51
Class R (7/86)
 2002(e)          164,704      .69*     4.90*           .69*         4.90*       .66*     4.93*         16
 2001             162,081      .68      5.18            .68          5.18        .67      5.18          16
 2000             158,816      .68      5.20            .68          5.20        .68      5.20          44
 1999             185,428      .74      4.92            .74          4.92        .74      4.92          25
 1998             191,554      .70      5.14            .70          5.14        .70      5.14          26
 1997             195,553      .69      5.30            .69          5.30        .69      5.30          51
-----------------------------------------------------------------------------------------------------------

 * Annualized.
** The amounts shown include distributions in excess of capital gains of $.003 per share.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended August 31, 2001.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
22

                                     Notes













-----
23

                                     Notes













-----
24

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas 75266-0086
(800) 257-8787


NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.


-----
25

      Serving
Investors
         For Generations

--------------------------------------------------------------------------------

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]
John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

NUVEEN
   Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                                                              NUVEEN Investments


--------------------------------------------------------------------------------

Nuveen Municipal Bond Funds

--------------------------------------------------------------------------------
                                         Semiannual Report dated August 31, 2001
                                         ---------------------------------------

Dependable, tax-free income to help you keep more of what you earn.


                             [PHOTOS APPEARS HERE]

                                        Nuveen Massachusetts Municipal Bond Fund
                                Nuveen Massachusetts Insured Municipal Bond Fund

     Less mail more freedom
with online fund reports

          There is a new way to receive your Nuveen Fund updates faster than ever.
               Nuveen now can link you with electronic versions of the important financial information we send you by regular mail.

By registering for online access via the internet, you will be able to view and save the Fund information you currently receive in the mail. This information can be stored on your computer and retrieved any time. In addition, you can select only the specific pages you want to view or print.

With this new service, you'll receive an e-mail notice the moment Fund reports are ready. This notice will contain a link to the report - all you have to do is click your computer mouse on the internet address provided. You'll be saving time, as well as saving your Fund paper, printing and distribution expenses.

Registering for electronic access is easy and only takes a few minutes. (see below)

The e-mail address you provide is strictly confidential and will not be used for anything other than notifications of shareholder information.

And if you decide you don't like receiving your reports electronically, it's a simple process to go back to regular mail delivery.


Sign up today --
     here's what you need to do...

If your Nuveen Fund dividends are
PAID TO YOUR BROKERAGE ACCOUNT,
follow the steps outlined below:
---------------------------------

1.   Go to www.investordelivery.com

2. Look at the address sheet that accompanied this report. Enter the personal 13-character enrollment number imprinted near your name on the address sheet.

3. You'll be taken to a page with several options. Select the New Enrollment-Create screen. Once there, enter your e-mail address (e.g.yourID@providerID.com), and a personal, 4-digit PIN of your choice. (Pick a number that's easy to remember.)

4. Click Submit. Confirm the information you just entered is correct, then click Submit again.

5. You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

6. Use this same process if you need to change your registration information or cancel internet viewing.

If your Nuveen Fund dividends
COME DIRECTLY TO YOU FROM NUVEEN,
follow the steps outlined below:
---------------------------------

1.   Go to www.nuveen.com

2. Select the Access Account tab. Select the E-Report Enrollment section. Click on Enrollment Page.

3. You'll be taken to a screen that asks for your social security number and e-mail address. Fill in this information, then click Enroll.

4. You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5. Use this same process if you need to change your registration information or cancel internet viewing.

                             Must be preceded by or accompanied by a prospectus.

     Table of Contents
 1   Dear Shareholder
 3   Market Commentary
 4   Nuveen Massachusetts Municipal Bond Fund Spotlight
 5   Nuveen Massachusetts Insured Municipal Bond Fund Spotlight
 6   Portfolio of Investments
12   Statement of Net Assets
13   Statement of Operations
14   Statement of Changes in Net Assets
15   Notes to Financial Statements
20   Financial Highlights
25   Fund Information

Dear Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]
Timothy R. Schwertfeger
Chairman of the Board

The devastation and horror of the recent terrorist attacks are beyond description. We are all struck by the senselessness of these brutal acts and share in the grieving for all who lost their lives. Our hearts go out to those who suffered losses, especially our customers and their clients, some of whom may need extra assistance from us as a result of this tragedy.

In light of such a catastrophic event, it is helpful to remember that the most reliable investment strategies focus on weathering such market-moving events and short-term business cycles. Consistently balancing fixed-income securities with core equity investments can help to reduce risk with only a small sacrifice in returns. With a comfortable blend of risk and a base of steady income, investors can build the confidence to remain fully invested over all market cycles.

At Nuveen, our emphasis on the long term has been shaped by 103 years of investment experience. During our long history, we've managed through multiple market corrections like the one we're experiencing now. We've learned that while short-term market volatility can be uncomfortable, it's the price that investors pay to potentially turn their long-term goals into realities.

Nuveen's time-tested credit research and surveillance discipline seeks to uncover income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields -- which have declined 25% over the past 10 years -- Nuveen's dividends have provided a steady flow of income to investors.

Timely Fund Information Ahead

In the following pages, you'll find your semiannual shareholder report that covers our fixed income investment style. It features a complete list of your fund's holdings, data to help you evaluate fund performance and a municipal bond market commentary.

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to help preserve investors' accumulated wealth in a tax-efficient manner. The team manages $40 billion in fixed-income investments in more than 100 national and single-state funds, individually managed accounts and defined portfolios.


                                                    Semiannual Report     Page 1

Talk to Your Advisor about Diversification

As recent events have demonstrated, it's as important as ever to have a broadly diversified portfolio with a variety of investment types. If you have concerns about whether your portfolio is as diversified as it should be, now might be a good time to talk to your financial advisor.

Your advisor can give you more information about specific Nuveen investments as well as give you a prospectus, which you should read carefully before investing or sending money. You can also call Nuveen at (800) 621-7227 or visit our Web site at www.nuveen.com to find more about our investment products.

As always, we are grateful for your confidence in Nuveen and look forward to helping you meet your financial goals for many years to come.

Sincerely,


/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger

Chairman of the Board

October 15, 2001





--------------------------------------------------------------------------------

/1/ For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

/2/ The Nuveen Massachusetts Municipal Bond Fund as rated against the following numbers of U.S.-domiciled municipal bond funds over the following time periods: 1,660 funds in the last three years and 1,436 funds in the last five years. With respect to these Municipal Bond funds, the Nuveen Massachusetts Municipal Bond Fund received a Morningstar Rating of four stars and five stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results. Morningstar Rating is for the A share class only; other classes may have different performance characteristics.


        Morningstar Ratings
       Nuveen Massachusetts
     Municipal Bond Fund/1, 2/
    Overall rating among 1,660
municipal bond funds as of 8/31/01
             * * * * *


   Nuveen Massachusetts Insured
     Municipal Bond Fund/1, 3/
    Overall rating among 1,660
municipal bond funds as of 8/31/01
             * * * *



Semiannual Report     Page 2

Market Commentary
                                                     NUVEEN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

The municipal bond market continued to provide compelling options for investors seeking diversification and attractive after-tax returns during the period. Primary factors influencing the market included increased new issuance as compared to the year 2000, strong demand from individual investors seeking greater overall portfolio balance and strong credit performance of municipal bonds in general.

Municipal bond issuance was up due to a large number of municipal refundings to replace higher coupon bonds with new bonds that reflected lower prevailing interest rates. Offsetting that new volume was strong retail demand both directly and through mutual funds and closed-end funds. Institutional investors such as property and casualty insurance companies also increased their municipal bond purchases.

Even President Bush's $1.35 trillion Tax Relief Act, signed into law in June, had little impact on the market's allure. Between the time the tax plan was first proposed and discussed and finally enacted, the lower tax brackets set forth in the bill had already been discounted, allowing the market to come through largely unscathed.

While much of the new volume was in the shorter and intermediate sectors, our strong fundamental research capabilities allowed us to maintain our focus on long intermediate bonds (maturities of 15 to 20 years). These issues can offer attractive yields in the long end as well as strong liquidity to take advantage of any interest rate increases that may occur in the future.


Municipal credit implications of the terrorist attacks

Shortly after the close of the reporting period, our nation experienced the trauma of several terrorist attacks including tremendous destruction and loss of life in New York City. While the financial impact of the tragedy at the World Trade Center is likely to be widespread, we expect the credit implications for the municipal market as a whole to be fairly modest and most prominent among only a few high profile issuers. General obligations and related debt of the City of New York, general revenue obligations of the Port Authority of New York and New Jersey, and tax-exempt industrial development revenue bond debt of the major airlines are probably the most visible and relevant for careful analysis.

We believe that implications for most other sectors may be minor. Industries such as healthcare, utilities and housing have only modest ties to the health of the New York City economy. While we have purchased some bond issues for projects with varying degrees of reliance on the City of New York and related entities, we intend to monitor these credits on an individual basis as necessary. However, we expect no pervasive impacts from these situations.

--------------------------------------------------------------------------------
/3/ The Nuveen Massachusetts Insured Municipal Bond Fund as rated against the following numbers of U.S.-domiciled municipal bond funds over the following time periods: 1,660 funds in the last three years and 1,436 funds in the last five years. With respect to these municipal bond funds, the Nuveen Massachusetts Insured Municipal Bond Fund received a Morningstar Rating of four stars for the three- and five-year periods. Past performance is no guarantee of future results. Morningstar Rating is for the A share class only; other classes may have different performance characteristics.

                                                    Semiannual Report     Page 3

Fund Spotlight as of 8-31-01
   NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Quick Facts

                         A Shares       B Shares       C Shares       R Shares
--------------------------------------------------------------------------------
NAV                      $9.89          $9.92          $9.83          $9.87
--------------------------------------------------------------------------------
CUSIP                    67065N845      67065N837      67065N829      67065N811
--------------------------------------------------------------------------------
Latest Dividend/1/       $0.0420        $0.0360        $0.0375        $0.0435
--------------------------------------------------------------------------------
Inception Date           9/94           3/97           10/94          12/86
--------------------------------------------------------------------------------

Annualized Total Returns/2/

                             as of August 31, 2001         as of June 30, 2001
A Shares                          NAV        Offer            NAV        Offer
1-Year                          9.33%        4.71%          9.10%        4.52%
--------------------------------------------------------------------------------
5-Year                          5.56%        4.65%          5.15%        4.24%
--------------------------------------------------------------------------------
10-Year                         6.39%        5.93%          6.35%        5.89%
--------------------------------------------------------------------------------

B Shares                     w/o CDSC       w/CDSC       w/o CDSC       w/CDSC
1-Year                          8.61%        4.61%          8.37%        4.37%
--------------------------------------------------------------------------------
5-Year                          4.84%        4.68%          4.44%        4.28%
--------------------------------------------------------------------------------
10-Year                         5.79%        5.79%          5.74%        5.74%
--------------------------------------------------------------------------------

C Shares                                       NAV                         NAV
--------------------------------------------------------------------------------
1-Year                                       8.77%                       8.53%
--------------------------------------------------------------------------------
5-Year                                       4.97%                       4.57%
--------------------------------------------------------------------------------
10-Year                                      5.68%                       5.64%
--------------------------------------------------------------------------------

R Shares                                       NAV                         NAV
--------------------------------------------------------------------------------
1-Year                                       9.55%                       9.32%
--------------------------------------------------------------------------------
5-Year                                       5.79%                       5.38%
--------------------------------------------------------------------------------
10-Year                                      6.62%                       6.57%
--------------------------------------------------------------------------------

Tax-Free Yields

A Shares                          NAV        Offer
SEC 30-Day Yield                4.05%        3.88%
--------------------------------------------------
Taxable-Equivalent Yield/3/     6.18%        5.92%
--------------------------------------------------

B Shares                                       NAV
SEC 30-Day Yield                             3.30%
--------------------------------------------------
Taxable-Equivalent Yield/3/                  5.04%
--------------------------------------------------

C Shares                                       NAV
SEC 30-Day Yield                             3.50%
--------------------------------------------------
Taxable-Equivalent Yield/3/                  5.34%
--------------------------------------------------

R Shares                                       NAV
SEC 30-Day Yield                             4.24%
--------------------------------------------------
Taxable-Equivalent Yield/3/                  6.47%
--------------------------------------------------

Bond Credit Quality/4/
                           [PIE CHART APPEARS HERE]

AAA/
U.S. Guaranteed                47%
----------------------------------
AA                             16%
----------------------------------
A                              16%
----------------------------------
BBB                            16%
----------------------------------
NR                              5%
----------------------------------

--------------------------------------------------------------------------------
/1/ Paid September 4, 2001. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2001.

/2/ Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

/4/ As a percentage of long-term bond holdings as of August 31, 2001. Holdings are subject to change.


Top Five Sectors/4/
----------------------------------
Housing (Multifamily)          16%
Long-Term Care                 15%
U.S. Guaranteed                14%
Healthcare                     14%
Tax Obligation (General)       12%


Portfolio Stats
----------------------------------
Total Net Assets    $100.1 million
Average Effective
Maturity               20.39 years
Average Duration              6.40


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report       Page 4

Fund Spotlight as of 8-31-01
NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Quick Facts

                    A Shares        B Shares        C Shares        R Shares
--------------------------------------------------------------------------------
NAV                 $10.49          $10.50          $10.47          $10.50
--------------------------------------------------------------------------------
CUSIP               67065N795       67065N787       67065N779       67065N761
--------------------------------------------------------------------------------
Latest Dividend/1/  $0.0410         $0.0345         $0.0360         $0.0425
--------------------------------------------------------------------------------
Inception Date      9/94            3/97            9/94            12/86
--------------------------------------------------------------------------------

Annualized Total Returns/2/

                   as of August 31, 2001   as of June 30, 2001
A Shares                   NAV     Offer         NAV     Offer
1-Year                   9.44%     4.86%       8.83%     4.30%
--------------------------------------------------------------------------------
5-Year                   5.57%     4.67%       5.18%     4.27%
--------------------------------------------------------------------------------
10-Year                  6.24%     5.78%       6.17%     5.72%
--------------------------------------------------------------------------------

B Shares              w/o CDSC    w/CDSC    w/o CDSC    w/CDSC
1-Year                   8.60%     4.60%       7.99%     3.99%
--------------------------------------------------------------------------------
5-Year                   4.80%     4.63%       4.41%     4.24%
--------------------------------------------------------------------------------
10-Year                  5.64%     5.64%       5.58%     5.58%
--------------------------------------------------------------------------------

C Shares                             NAV                   NAV
--------------------------------------------------------------------------------
1-Year                             8.82%                 8.31%
--------------------------------------------------------------------------------
5-Year                             4.98%                 4.58%
--------------------------------------------------------------------------------
10-Year                            5.54%                 5.48%
--------------------------------------------------------------------------------

R Shares                             NAV                   NAV
--------------------------------------------------------------------------------
1-Year                             9.62%                 9.11%
--------------------------------------------------------------------------------
5-Year                             5.78%                 5.40%
--------------------------------------------------------------------------------
10-Year                            6.48%                 6.43%
--------------------------------------------------------------------------------

Tax-Free Yields

A Shares                        NAV     Offer
SEC 30-Day Yield              3.56%     3.41%
---------------------------------------------
Taxable-Equivalent Yield/3/   5.44%     5.21%
---------------------------------------------

B Shares                                  NAV
SEC 30-Day Yield                        2.81%
---------------------------------------------
Taxable-Equivalent Yield/3/             4.29%
---------------------------------------------

C Shares                                  NAV
SEC 30-Day Yield                        3.01%
---------------------------------------------
Taxable-Equivalent Yield/3/             4.60%
---------------------------------------------

R Shares                                  NAV
SEC 30-Day Yield                        3.76%
---------------------------------------------
Taxable-Equivalent Yield/3/             5.74%
---------------------------------------------


Bond Credit Quality/4/

[PIE CHART APPEARS HERE]

Insured/
U.S. Guaranteed       9%
------------------------
U.S. Guaranteed       2%
------------------------
Insured              89%
------------------------



/1/ Paid September 4, 2001. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2001.

/2/ Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class
     C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

/4/ As a percentage of long-term bond holdings as of August 31, 2001. Holdings are subject to change.


Top Five Sectors/4/
----------------------------------------
Tax Obligation (General)             23%
Housing (Mulitfamily)                23%
Education and Civic Organizations    14%
Healthcare                           12%
U.S. Guaranteed                      11%

Portfolio Stats
----------------------------------------
Total Net Assets           $77.8 million
Average Effective
Maturity                     22.05 years
Average Duration                    6.12

Credit Quality
----------------------------------------
The Fund features a portfolio of primarily investment-grade, long-term municipal securities. These securities are covered by insurance, guaranteeing the timely payment of principal and interest, or by an escrow or trust account containing enough U.S. government or U.S. government agency securities to ensure timely payment of principal and interest.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report                                                        Page 5

                 Portfolio of Investments (Unaudited)
                 Nuveen Massachusetts Municipal Bond Fund
                 August 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 10.7%

     $  1,000 Massachusetts                 11/08 at 102      BBB+ $    990,540
               Development Finance
               Agency, Revenue Bonds
               (YMCA of Greater Boston
               Issue), Series 1998,
               5.450%, 11/01/28

        3,000 Massachusetts                  3/09 at 101         A    3,007,710
               Development Finance
               Agency, Revenue Bonds
               (Curry College Issue),
               1999 Series A, 5.500%,
               3/01/29

        2,000 Massachusetts                  1/10 at 101       BBB    2,115,960
               Development Finance
               Agency, Revenue Bonds
               (Massachusetts College
               of Pharmacy and Allied
               Health Sciences Issue),
               1999 Series B, 6.625%,
               7/01/20

           30 Massachusetts Health and       1/02 at 102       AAA       30,686
               Educational Facilities
               Authority, Revenue
               Bonds (Boston College
               Issue),
               Series J, 6.625%,
               7/01/21

        1,000 Massachusetts Health and      No Opt. Call       AA-    1,105,110
               Educational Facilities
               Authority, Revenue
               Bonds (Boston College
               Issue),
               Series K, 5.375%,
               6/01/14 (DD, settling
               9/04/01)

        1,000 Massachusetts Health and       7/02 at 102       AAA    1,045,060
               Educational Facilities
               Authority, Revenue
               Bonds (Suffolk
               University Issue),
               Series B, 6.350%,
               7/01/22

        2,290 Massachusetts Industrial       7/05 at 102       AAA    2,459,323
               Finance Agency, Revenue
               and Refunding Bonds
               (Lesley College
               Project), 1995 Series
               A, 6.300%, 7/01/25

-------------------------------------------------------------------------------
              Healthcare - 13.6%

          500 Massachusetts Health and   1/02 at 101 1/2       N/R      502,015
               Educational Facilities
               Authority, Revenue
               Bonds (Cardinal Cushing
               General Hospital),
               Series 1989, 8.875%,
               7/01/18

          750 Massachusetts Health and       7/02 at 102       AAA      784,980
               Educational Facilities
               Authority, Revenue
               Bonds (New England
               Medical Center
               Hospitals Issue),
               Series F, 6.625%,
               7/01/25

        1,000 Massachusetts Health and       7/03 at 102       AAA    1,037,860
               Educational Facilities
               Authority, Revenue
               Bonds (Lahey Clinic
               Medical Center Issue),
               Series B, 5.625%,
               7/01/15

        2,500 Massachusetts Health and       2/04 at 102       Aa2    2,683,425
               Educational Facilities
               Authority, Revenue
               Refunding Bonds
               (Youville Hospital
               Issue - FHA-Insured
               Project), Series B,
               6.000%, 2/15/25

        2,000 Massachusetts Health and       7/08 at 102       AAA    1,979,260
               Educational Facilities
               Authority, Revenue
               Bonds (Caregroup
               Issue), Series A,
               5.000%, 7/01/25

        1,500 Massachusetts Health and       7/08 at 101       AAA    1,432,080
               Educational Facilities
               Authority, Revenue
               Bonds (Harvard Pilgrim
               Healthcare Issue),
               Series A, 4.750%,
               7/01/22

        3,000 Massachusetts Health and       7/10 at 101       BBB    3,099,720
               Educational Facilities
               Authority, Revenue
               Bonds (Winchester
               Hospital Issue), Series
               E, 6.750%, 7/01/30

        2,000 Massachusetts Health and       7/11 at 101       AA-    2,063,800
               Educational Facilities
               Authority, Revenue
               Bonds (Partners
               HealthCare System
               Issue), Series C,
               5.750%, 7/01/32

-------------------------------------------------------------------------------
              Housing/Multifamily -
               15.8%

          900 Boston-Mount Pleasant          8/02 at 102       AAA      928,629
               Housing Development
               Corporation,
               Massachusetts,
               Multifamily Housing
               Refunding Revenue
               Bonds, Series 1992A,
               6.750%, 8/01/23

        1,115 Framingham Housing             8/10 at 105       AAA    1,237,895
               Authority,
               Massachusetts,
               Refunding Revenue Bonds
               (GNMA Collateralized -
                Beaver Terrace
               Apartments Project),
               Series 2000A, 6.350%,
               2/20/32

        3,000 Massachusetts                 12/09 at 102       N/R    3,063,300
               Development Finance
               Agency, Assisted Living
               Revenue Bonds (Prospect
               House Apartments),
               Series 1999, 7.000%,
               12/01/31 (Alternative
               Minimum Tax)

        2,000 Massachusetts                  6/11 at 105       AAA    2,257,980
               Development Finance
               Agency, GNMA
               Collateralized Assisted
               Living Facility Revenue
               Bonds (Haskell House on
               Parker Hill Project),
               Series 2000A, 6.500%,
               12/20/41 (Alternative
               Minimum Tax)

        3,700 Massachusetts Housing          4/03 at 102        A+    3,836,160
               Finance Agency, Housing
               Project Revenue Bonds,
               Series 1993A Refunding,
               6.375%, 4/01/21

        1,000 Massachusetts Housing         11/02 at 102       AAA    1,035,950
               Finance Agency,
               Residential Development
               Bonds (Section 8
               Assisted), 1992 Series
               E, 6.250%, 11/15/14

        1,000 Massachusetts Housing          5/02 at 102       AAA    1,030,640
               Finance Agency,
               Residential Development
               Bonds, 1992 Series D,
               6.875%, 11/15/21

        1,000 Massachusetts Industrial       1/08 at 102       AAA    1,056,480
               Finance Agency, FHA-
               Insured Mortgage Loan
               (Hudner Associates
               Projects), 5.650%,
               1/01/23

        1,250 Somerville Housing            11/01 at 101       AAA    1,265,575
               Authority,
               Massachusetts, Mortgage
               Revenue Bonds (GNMA
               Collateralized -
               Clarendon Hill Towers
               Project), Series 1990,
               7.950%, 11/20/30

--------------------------------------------------------------------------------
6

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Single Family -
               2.0%

     $  2,000 Massachusetts Housing          6/10 at 100        AA $  2,028,320
               Finance Agency, Single
               Family Mortgage Bonds,
               Series 84, 5.550%,
               12/01/31 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 15.3%

        1,790 Massachusetts Development      9/09 at 102        AA    1,875,258
               Finance Agency, Revenue
               Bonds (The May Institute
               Issue), Series 1999,
               5.750%, 9/01/24

        2,900 Massachusetts Development      8/09 at 101         A    3,077,567
               Finance Agency, Revenue
               Bonds (Northern Berkshire
               Community Services, Inc.
               Issue), 1999 Series A,
               6.250%, 8/15/29

          885 Massachusetts Health and       7/03 at 102       AAA      921,533
               Educational Facilities
               Authority, Revenue Bonds
               (Cable Housing and Health
               Services Issue), Series
               A, 5.625%, 7/01/13

        3,285 Massachusetts Health and       2/07 at 102       Aa2    3,503,190
               Educational Facilities
               Authority, Revenue
               Refunding Bonds (Youville
               Hospital Issue - FHA-
               Insured Project), Series
               A, 6.250%, 2/15/41

          370 Massachusetts Industrial       8/08 at 105       AAA      397,413
               Finance Agency, Assisted
               Living Facility Revenue
               Bonds (GNMA
               Collateralized - TNG
               Draper Place Project),
               Series 1998, 5.400%,
               8/20/12 (Alternative
               Minimum Tax)

        2,020 Massachusetts Industrial       6/09 at 102       AAA    2,071,066
               Finance Agency, Assisted
               Living Facility Revenue
               Bonds (GNMA
               Collateralized - The
               Arbors at Taunton
               Project), Series 1999,
               5.500%, 6/20/40
               (Alternative Minimum Tax)

        2,500 Massachusetts Industrial       5/07 at 102        A+    2,501,175
               Finance Agency,
               Healthcare Facilities
               Revenue Bonds (Jewish
               Geriatric Services Inc.
               Obligated Group), Series
               1997B, 5.500%, 5/15/27

          945 Massachusetts Industrial       2/06 at 102       AAA      991,371
               Financial Agency, Revenue
               Bonds (Heights Crossing
               Limited Partnership
               Issue -  FHA-Insured
               Project), Series 1995,
               6.000%, 2/01/15
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Tax Obligation/General -
               12.1%

          490 Town of Barnstable,            9/04 at 102        AA      539,539
               Massachusetts, General
               Obligation Bonds, 5.750%,
               9/15/14

        1,090 Town of Brookline,             4/10 at 101       Aaa    1,169,919
              Massachusetts, General
              Obligation Bonds, Series
              2000, 5.375%, 4/01/17

              Town of Deerfield,
              Massachusetts, School
              Project Loan (Act of
              1948), General Obligation
              School Bonds of 1992
              (Bank-Qualified -
               Unlimited Tax):
          420 6.200%, 6/15/09                6/02 at 102        A1      440,030
          415 6.250%, 6/15/10                6/02 at 102        A1      434,796

          750 City of Holyoke,              11/02 at 102      BBB+      796,575
               Massachusetts, General
               Obligation Refunding
               Bonds, 7.000%, 11/01/08

        2,500 Massachusetts Bay             No Opt. Call       AAA    3,128,375
               Transportation Authority,
               General Transportation
               System Bonds, 1991 Series
               A, 7.000%, 3/01/21

          600 Massachusetts Bay              3/07 at 101        AA      597,600
               Transportation Authority,
               General Transportation
               System Bonds, 1997 Series
               D, 5.000%, 3/01/27

        1,250 The Commonwealth of            2/10 at 101       Aa2    1,422,138
               Massachusetts, General
               Obligation Bonds
               (Consolidated Loan),
               Series 2000A, 6.000%,
               2/01/14

              City of Taunton,
               Massachusetts, General
               Obligation Bonds
               (Electric Loan - Act of
               1969):
        1,465 8.000%, 2/01/02               No Opt. Call         A    1,497,289
        1,005 8.000%, 2/01/03               No Opt. Call         A    1,075,812

        1,000 City of Worcester,             8/02 at 102        A-    1,051,750
               Massachusetts, General
               Obligation Bonds, 6.000%,
               8/01/04

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               0.9%

          835 Massachusetts Industrial       1/05 at 102       AAA      948,101
               Finance Agency, Library
               Revenue Bonds (Malden
               Public Library Project),
               Series 1994, 7.250%,
               1/01/15

-------------------------------------------------------------------------------
              Transportation - 5.7%

        1,000 Massachusetts Port             1/11 at 101       AAA      975,380
               Authority, Special
               Facilities Revenue Bonds
               (Delta Air Lines Inc.
               Project),
               Series 2001A, 5.000%,
               1/01/27 (Alternative
               Minimum Tax)

              Massachusetts Turnpike
               Authority, Metropolitan
               Highway System Revenue
               Bonds (Senior), 1997
               Series A:
       10,000 0.000%, 1/01/29               No Opt. Call       AAA    2,451,600
        2,320 5.000%, 1/01/37                1/07 at 102       AAA    2,261,629

--------------------------------------------------------------------------------
7

                 Portfolio of Investments (Unaudited)
                 Nuveen Massachusetts Municipal Bond Fund (continued) August 31, 2001

    Principal                            Optional Call
 Amount (000) Description                  Provisions* Ratings**  Market Value
------------------------------------------------------------------------------
              U.S. Guaranteed - 14.2%

              City of Attleboro,
               Massachusetts, General
               Obligation Bonds:
     $    450 6.250%, 1/15/10 (Pre-        1/03 at 102     A3***  $    480,920
               refunded to 1/15/03)
          450 6.250%, 1/15/11 (Pre-        1/03 at 102     A3***       480,920
               refunded to 1/15/03)

          500 Boston Water and Sewer      11/01 at 102       AAA       513,725
               Commission,
               Massachusetts, General
               Revenue Bonds (Senior),
               1991 Series A, 7.000%,
               11/01/18 (Pre-refunded
               to 11/01/01)

          310 City of Haverhill,          10/01 at 102    BBB***       318,038
               Massachusetts,
               Municipal Purpose Loan
               of 1991 Bonds (General
               Obligation), 7.500%,
               10/15/11 (Pre-refunded
               to 10/15/01)

          250 City of Holyoke,             6/02 at 103       AAA       268,398
               Massachusetts, General
               Obligation Bonds,
               8.150%, 6/15/06 (Pre-
               refunded to 6/15/02)

        1,000 City of Lynn,                1/02 at 104       Aaa     1,059,470
               Massachusetts, General
               Obligation Bonds,
               7.850%, 1/15/11 (Pre-
               refunded to 1/15/02)

          250 The Massachusetts Bay       12/06 at 100     A+***       303,740
               Transportation
               Authority, Certificates
               of Participation,
               Series 1988, 7.800%,
               1/15/14 (Pre-refunded
               to 12/22/06)

          500 Massachusetts Health and     9/02 at 102       AAA       530,490
               Educational Facilities
               Authority, Revenue
               Refunding Bonds
               (Worcester Polytechnic
               Institute Issue),
               Series E, 6.625%,
               9/01/17 (Pre-refunded
               to 9/01/02)

        2,000 Massachusetts Health and    No Opt. Call       AAA     2,113,300
               Educational Facilities
               Authority, Revenue
               Bonds (Malden Hospital
               Issue -  FHA-Insured
               Project), Series A,
               5.000%, 8/01/16

          700 Massachusetts Health and     7/06 at 100       Aaa       765,422
               Educational Facilities
               Authority, Revenue
               Bonds (Daughters of
               Charity National Health
               System - The Carney
               Hospital), Series D,
               6.100%, 7/01/14 (Pre-
               refunded to 7/01/06)

        2,750 Massachusetts Health and     4/02 at 102       AAA     2,874,603
               Educational Facilities
               Authority, Revenue
               Bonds (New England
               Deaconess Hospital
               Issue), Series D,
               6.875%, 4/01/22 (Pre-
               refunded to 4/01/02)

        1,000 Massachusetts Health and    11/02 at 102       Aaa     1,067,130
               Educational Facilities
               Authority, Revenue
               Bonds (MetroWest
               Health, Inc. Issue),
               Series C, 6.500%,
               11/15/18 (Pre-refunded
               to 11/15/02)

          635 Massachusetts Port           1/02 at 100       AAA     1,004,729
               Authority, Revenue
               Bonds, Series 1982,
               13.000%, 7/01/13

          250 Massachusetts Industrial     1/02 at 102    AA-***       258,265
               Finance Agency, Revenue
               Bonds (College of the
               Holy Cross), 1992
               Issue, 6.450%, 1/01/12
               (Pre-refunded to
               1/01/02)

        1,050 Massachusetts Industrial     7/02 at 102       AAA     1,111,089
               Finance Agency, Revenue
               Bonds (Merrimack
               College Issue),
               Series 1992, 7.125%,
               7/01/12 (Pre-refunded
               to 7/01/02)

        1,000 City of Springfield,         9/02 at 102   Baa3***     1,064,840
               Massachusetts, General
               Obligation School
               Project Loan (Act of
               1948 Bonds),
               Series B, 7.100%,
               9/01/11 (Pre-refunded
               to 9/01/02)

------------------------------------------------------------------------------
              Utilities - 9.2%

        2,700 Massachusetts               12/08 at 102       BBB     2,514,429
               Development Finance
               Agency, Resource
               Recovery Revenue Bonds
               (Ogden Haverhill
               Project), Series 1998B,
               5.500%, 12/01/19
               (Alternative Minimum
               Tax)

        1,425 Massachusetts Industrial     1/02 at 103       N/R     1,471,110
               Finance Agency,
               Resource Recovery
               Revenue Bonds (SEMASS
               Project),
               Series 1991A, 9.000%,
               7/01/15

        5,420 Massachusetts Industrial    12/08 at 102       BBB     5,198,320
               Finance Agency,
               Resource Recovery
               Revenue Refunding Bonds
               (Ogden Haverhill
               Project), Series 1998A,
               5.600%, 12/01/19
               (Alternative Minimum
               Tax)

------------------------------------------------------------------------------
     $103,010 Total Investments (cost
               $94,889,360) - 99.5%                                 99,606,502
------------------------------------------------------------------------------
-------------
              Other Assets Less
               Liabilities - 0.5%                                      528,076
         ---------------------------------------------------------------------
              Net Assets - 100%                                   $100,134,578
         ---------------------------------------------------------------------

         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.
         (DD) Security purchased on a delayed delivery basis.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
8

                 Portfolio of Investments (Unaudited)
                 Nuveen Massachusetts Insured Municipal Bond Fund
                 August 31, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Education and Civic
               Organizations - 14.2%

      $ 1,600 Massachusetts Health and       10/02 at 102       AAA $ 1,694,320
               Educational Facilities
               Authority, Revenue Bonds
               (Northeastern University
               Issue), Series E, 6.550%,
               10/01/22

        2,000 Massachusetts Health and       10/09 at 101       AAA   2,002,260
               Educational Facilities
               Authority, Revenue Bonds
               (Northeastern University
               Issue), Series I, 5.000%,
               10/01/29

        1,000 Massachusetts Health and       10/02 at 100       AAA   1,027,710
               Educational Facilities
               Authority, Revenue Bonds
               (Boston University Issue),
               Series M, 6.000%, 10/01/22

           30 Massachusetts Health and        1/02 at 102       AAA      30,686
               Educational Facilities
               Authority, Revenue Bonds
               (Boston College Issue),
               Series J, 6.625%, 7/01/21

        1,300 Massachusetts Health and       10/08 at 101       AAA   1,261,013
               Educational Facilities
               Authority, Revenue Bonds
               (Brandeis University
               Issue), Series I,
               4.750%, 10/01/28

        1,030 Massachusetts Health and        7/02 at 102       AAA   1,074,589
               Educational Facilities
               Authority, Revenue Bonds
               (Bentley College Issue),
               Series I, 6.125%, 7/01/17

        1,000 Massachusetts Industrial        3/06 at 102       AAA   1,047,500
               Finance Agency, Revenue
               Bonds (College of the Holy
               Cross), 1996 Issue,
               5.500%, 3/01/20

          420 Massachusetts Industrial       10/05 at 102       AAA     455,931
               Finance Agency, Revenue
               Bonds (Babson College
               Issue), Series 1995A,
               5.800%, 10/01/10

        2,470 Massachusetts Industrial        7/08 at 102       AAA   2,472,791
               Finance Agency, Revenue
               Bonds (Western New England
               College Issue),
               Series 1998, 5.000%,
               7/01/28

-------------------------------------------------------------------------------
              Healthcare - 12.2%

        1,500 Massachusetts Health and        7/02 at 102       AAA   1,569,960
               Educational Facilities
               Authority, Revenue Bonds
               (New England Medical
               Center Hospitals Issue),
               Series F, 6.625%, 7/01/25

        1,700 Massachusetts Health and        7/03 at 102       AAA   1,764,362
               Educational Facilities
               Authority, Revenue Bonds
               (Lahey Clinic Medical
               Center Issue), Series  B,
               5.625%, 7/01/15

        1,000 Massachusetts Health and        7/06 at 102       AAA   1,069,510
               Educational Facilities
               Authority, Revenue Bonds
               (Baystate Medical Center
               Issue), Series E, 6.000%,
               7/01/26

        2,000 Massachusetts Health and        7/08 at 102       AAA   1,979,260
               Educational Facilities
               Authority, Revenue Bonds
               (Caregroup Issue), Series
               A, 5.000%, 7/01/25

           80 Massachusetts Health and        1/02 at 100       AAA      80,299
               Educational Facilities
               Authority, Revenue Bonds
               (Capital Asset Program),
               Series G2, 7.200%, 7/01/09

          505 Massachusetts Health and        7/02 at 102       AAA     527,740
               Educational Facilities
               Authority, Revenue Bonds
               (South Shore Hospital
               Issue), Series D,
               6.500%, 7/01/22

        2,290 Puerto Rico Industrial,         1/05 at 102       AAA   2,476,177
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Hospital Revenue Bonds
               (Hospital Auxilio Mutuo
               Obligated Group Project),
               1995 Series A, 6.250%,
               7/01/16

-------------------------------------------------------------------------------
              Housing/Multifamily - 22.8%

        2,000 Massachusetts Development       9/10 at 105       AAA   2,432,600
               Finance Agency, Assisted
               Living Facility Revenue
               Bonds (GNMA
               Collateralized - The
               Monastery at West
               Springfield Project),
               Series 1999A, 7.625%,
               3/20/41
               (Alternative Minimum Tax)

        2,500 Massachusetts Development      10/11 at 105       AAA   2,936,375
               Finance Agency, Revenue
               Bonds (GNMA
               Collateralized - VOA
               Concord Assisted Living,
               Inc. Project), Series
               2000A, 6.900%, 10/20/41
               (Alternative Minimum Tax)

        2,800 Massachusetts Development       6/11 at 105       AAA   3,161,172
               Finance Agency, Assisted
               Living Facility Revenue
               Bonds (GNMA
               Collateralized - Haskell
               House on Parker Hill
               Project), Series 2000A,
               6.500%, 12/20/41
               (Alternative Minimum Tax)

        2,500 Massachusetts Development       3/12 at 105       AAA   2,719,875
               Finance Agency, Assisted
               Living Facility Revenue
               Bonds (GNMA
               Collateralized - The
               Arbors at Chicopee
               Project), Series 2001A,
               6.250%, 9/20/42
               (Alternative Minimum Tax)

        1,500 Massachusetts Housing           6/08 at 101       AAA   1,535,085
               Finance Agency, Housing
               Development Bonds, 1998
               Series A, 5.375%, 6/01/16
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
9

                 Portfolio of Investments (Unaudited)
                 Nuveen Massachusetts Insured Municipal Bond Fund (continued) August 31, 2001

    Principal                              Optional Call                Market
 Amount (000) Description                    Provisions* Ratings**       Value
------------------------------------------------------------------------------
              Housing/Multifamily
               (continued)

      $   200 Massachusetts Housing         12/01 at 101       AAA $   202,922
               Finance Agency, Housing
               Revenue Bonds, 1989
               Series A, 7.600%,
               12/01/16

        1,000 Massachusetts Housing          7/07 at 101       AAA   1,013,880
               Finance Agency, Rental
               Housing Mortgage Revenue
               Bonds, 1997 Series C,
               5.625%, 7/01/40
               (Alternative Minimum Tax)

        2,890 Massachusetts Housing          1/05 at 102       AAA   3,089,612
               Finance Agency, Rental
               Housing Mortgage Revenue
               Bonds (FHA-Insured
               Mortgage Loans), 1995
               Series A, 7.350%, 1/01/35
               (Alternative Minimum Tax)

          640 Massachusetts Industrial       1/08 at 102       AAA     676,147
               Finance Agency, FHA-
               Insured Mortgage Loan
               (Hudner Associates
               Projects), 5.650%,
               1/01/23

------------------------------------------------------------------------------
              Long-Term Care - 5.7%

        3,185 Massachusetts Industrial      12/07 at 102       AAA   3,411,963
               Finance Agency, Assisted
               Living Facility Revenue
               Bonds (GNMA
               Collateralized - The
               Arbors at Amherst
               Project), Series 1997,
               5.950%, 6/20/39
               (Alternative Minimum Tax)

          990 Massachusetts Industrial       6/09 at 102       AAA   1,015,027
               Finance Agency, Assisted
               Living Facility Revenue
               Bonds (GNMA
               Collateralized -The
               Arbors at Taunton
               Project), Series 1999,
               5.500%, 6/20/40
               (Alternative Minimum Tax)

------------------------------------------------------------------------------
              Tax Obligation/General -
                23.0%

        2,500 Amherst-Pelham Regional        5/08 at 101       Aaa   2,581,700
               School District,
               Massachusetts, General
               Obligation Bonds, Series
               1998, 5.125%, 5/15/18

          250 Town of Groveland,            12/01 at 102       AAA     258,040
               Massachusetts, General
               Obligation Bonds, 6.900%,
               6/15/07

        2,625 City of Lowell,               11/03 at 102       AAA   2,815,208
               Massachusetts, General
               Obligation State
               Qualified Bonds, 5.600%,
               11/01/12

        1,025 City of Lynn,                 No Opt. Call       AAA   1,041,195
               Massachusetts, General
               Obligation Bonds, 6.750%,
               1/15/02

        1,500 Town of Monson,               No Opt. Call       AAA   1,688,190
               Massachusetts, General
               Obligation School
               Refunding Bonds (Bank-
               Qualified - Unlimited
               Tax), 5.500%, 10/15/10

          190 Town of Northfield,           10/01 at 102       AAA     194,661
               Massachusetts, General
               Obligation Bonds (Bank-
               Qualified), Municipal
               Purpose Loan of 1992,
               6.350%, 10/15/09

          440 Quaboag Regional School        6/02 at 102       AAA     461,168
               District, Massachusetts,
               General Obligation Bonds,
               6.250%, 6/15/08

          900 City of Salem,                 7/02 at 102       AAA     945,198
               Massachusetts, General
               Obligation Bonds, 6.000%,
               7/15/10

        2,575 Tantasqua Regional School      8/10 at 101       Aaa   2,641,615
               District, Massachusetts,
               General Obligation Bonds,
               Series 2000,
               5.000%, 8/15/19

          220 Taunton, Massachusetts,        9/01 at 103       AAA     227,357
               General Obligation Bonds,
               6.800%, 9/01/09

        2,200 Commonwealth of Puerto        No Opt. Call       AAA   2,944,018
               Rico, Public Improvement
               Bonds, TICS, 9.664%,
               7/01/19 (IF)

          215 Town of Whately,               1/02 at 102       AAA     222,280
               Massachusetts, General
               Obligation Bonds, 6.350%,
               1/15/09

        1,210 Town of Winchendon,            3/03 at 102       AAA   1,290,138
               Massachusetts, General
               Obligation Bonds
               (Unlimited Tax), 6.050%,
               3/15/10

          545 City of Worcester,             8/11 at 100       AAA     585,390
               Massachusetts, General
               Obligation Bonds, Series
               2001A, 5.500%, 8/15/18

------------------------------------------------------------------------------
              Tax Obligation/Limited -
                2.0%

        1,345 Massachusetts Industrial       1/05 at 102       AAA   1,527,180
               Finance Agency, Library
               Revenue Bonds (Malden
               Public Library Project),
               Series 1994, 7.250%,
               1/01/15

------------------------------------------------------------------------------
              Transportation - 6.8%

              Massachusetts Turnpike
               Authority, Metropolitan
               Highway System Revenue
               Bonds (Senior), 1997
               Series A:
        9,500  0.000%, 1/01/29              No Opt. Call       AAA   2,329,020
        3,000  5.000%, 1/01/37               1/07 at 102       AAA   2,924,520

------------------------------------------------------------------------------
              U.S. Guaranteed - 10.4%

          250 City of Holyoke,               6/02 at 103       AAA     268,398
               Massachusetts, General
               Obligation Bonds, 8.150%,
               6/15/06 (Pre-refunded to
               6/15/02)

        1,000 Town of Mansfield,             1/02 at 102       AAA   1,035,590
               Massachusetts, General
               Obligation Bonds, 6.700%,
               1/15/11 (Pre-refunded to
               1/15/02)

              The Commonwealth of
              Massachusetts, General
              Obligation Bonds
              (Consolidated Loan of
              1992), Series A:
           25  6.500%, 6/01/08 (Pre-         6/02 at 101       AAA      26,001
               refunded to 6/01/02)
          340  6.000%, 6/01/13 (Pre-         6/02 at 100       AAA     349,017
               refunded to 6/01/02)
          860  6.000%, 6/01/13 (Pre-         6/02 at 100       AAA     882,807
               refunded to 6/01/02)

          500 Massachusetts Health and      10/01 at 102       AAA     511,800
               Educational Facilities
               Authority, Revenue Bonds
               (Berklee College of Music
               Issue), Series C, 6.875%,
               10/01/21 (Pre-refunded to
               10/01/01)


--------------------------------------------------------------------------------
10

    Principal                              Optional Call                Market
 Amount (000) Description                    Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              U.S. Guaranteed
               (continued)

      $   970 Massachusetts Health and       7/02 at 102       AAA $ 1,018,403
               Educational Facilities
               Authority, Revenue Bonds
               (Bentley College Issue),
               Series I, 6.125%, 7/01/17
               (Pre-refunded to 7/01/02)

          495 Massachusetts Health and       7/02 at 102       AAA     521,225
               Educational Facilities
               Authority, Revenue Bonds
               (South Shore Hospital
               Issue), Series D, 6.500%,
               7/01/22 (Pre-refunded to
               7/01/02)

        1,000 Massachusetts Port             1/02 at 100       AAA   1,582,250
               Authority, Revenue Bonds,
               Series 1982, 13.000%,
               7/01/13

          515 Southern Berkshire             4/02 at 102       AAA     541,105
               Regional School District,
               Massachusetts, General
               Obligation Bonds, 7.500%,
               4/15/07 (Pre-refunded to
               4/15/02)

        1,145 Southern Berkshire             4/02 at 102       AAA   1,205,548
               Regional School District,
               Massachusetts, General
               Obligation School Bonds,
               7.000%, 4/15/11 (Pre-
               refunded to 4/15/02)

          160 City of Worcester,             5/02 at 102       AAA     168,141
               Massachusetts, General
               Obligation Bonds, 6.900%,
               5/15/07 (Pre-refunded to
               5/15/02)

-------------------------------------------------------------------------------
              Utilities - 1.7%

        1,300 Massachusetts Municipal        7/03 at 102       AAA   1,347,346
               Wholesale Electric
               Company, Power Supply
               System Revenue Bonds,
               1993 Series A, 5.000%,
               7/01/10

-------------------------------------------------------------------------------
      $78,930 Total Investments (cost                               76,863,275
               $72,396,653) - 98.8%
-------------------------------------------------------------------------------
------------
              Short-Term Investments -
                1.3%

      $ 1,000 Massachusetts Health and                      VMIG-1   1,000,000
               Education Facilities
               Authority, Revenue Bonds
               (Capital Asset Program),
               Series E, Variable Rate
               Demand Bonds, 2.500%,
               01/01/35+
------------
         ----------------------------------------------------------------------
              Other Assets Less                                        (71,116)
               Liabilities - (0.1)%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $77,792,159
         ----------------------------------------------------------------------

            All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insur-ance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating.
         (IF) Inverse floating rate security.
         + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market in-dex.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
11

                 Statement of Net Assets (Unaudited)
                 August 31, 2001

                                                                  Massachusetts
                                                    Massachusetts       Insured
-------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market
 value                                               $ 99,606,502   $76,863,275
Temporary investments in short-term municipal
 securities, at amortized cost, which approximates
 market value                                                  --     1,000,000
Cash                                                      607,633       734,084
Receivables:
 Interest                                               1,319,643     1,095,627
 Investments sold                                              --     1,020,000
 Shares sold                                              134,582        15,000
Other assets                                                  949           561
-------------------------------------------------------------------------------
  Total assets                                        101,669,309    80,728,547
-------------------------------------------------------------------------------
Liabilities
Payables:
 Investments purchased                                  1,118,425     2,610,143
 Shares redeemed                                           18,291         4,800
Accrued expenses:
 Management fees                                           46,156        35,820
 12b-1 distribution and service fees                       10,347         7,108
 Other                                                     62,895        69,517
Dividends payable                                         278,617       209,000
-------------------------------------------------------------------------------
  Total liabilities                                     1,534,731     2,936,388
-------------------------------------------------------------------------------
Net assets                                           $100,134,578   $77,792,159
-------------------------------------------------------------------------------
Class A Shares
Net assets                                           $ 19,499,546   $16,489,594
Shares outstanding                                      1,970,935     1,572,054
Net asset value and redemption price per share       $       9.89   $     10.49
Offering price per share (net asset value per
 share plus maximum sales charge of 4.20% of
 offering price)                                     $      10.32   $     10.95
-------------------------------------------------------------------------------
Class B Shares
Net assets                                           $  5,049,606   $ 2,628,569
Shares outstanding                                        509,184       250,387
Net asset value, offering and redemption price per
 share                                               $       9.92   $     10.50
-------------------------------------------------------------------------------
Class C Shares
Net assets                                           $  5,485,299   $ 3,762,060
Shares outstanding                                        557,792       359,204
Net asset value, offering and redemption price per
 share                                               $       9.83   $     10.47
-------------------------------------------------------------------------------
Class R Shares
Net assets                                           $ 70,100,127   $54,911,936
Shares outstanding                                      7,101,606     5,227,776
Net asset value, offering and redemption price per
 share                                               $       9.87   $     10.50
-------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
12

                 Statement of Operations (Unaudited)
                 Six Months Ended August 31, 2001


                                                                Massachusetts
                                                 Massachusetts        Insured
------------------------------------------------------------------------------
Investment Income                                   $2,925,671     $2,132,390
------------------------------------------------------------------------------
Expenses
Management fees                                        270,780        203,389
12b-1 service fees - Class A                            18,955         15,201
12b-1 distribution and service fees - Class B           21,730         11,247
12b-1 distribution and service fees - Class C           21,154          8,896
Shareholders' servicing agent fees and expenses         48,092         35,955
Custodian's fees and expenses                           22,340         30,006
Trustees' fees and expenses                              1,211          1,765
Professional fees                                        6,998          6,998
Shareholders' reports - printing and mailing
 expenses                                               13,613         15,628
Federal and state registration fees                      2,446          2,529
Other expenses                                           3,496          2,961
------------------------------------------------------------------------------
Total expenses before custodian fee credit and
 expense reimbursement                                 430,815        334,575
 Custodian fee credit                                   (4,399)       (12,701)
 Expense reimbursement                                    (462)            --
------------------------------------------------------------------------------
Net expenses                                           425,954        321,874
------------------------------------------------------------------------------
Net investment income                                2,499,717      1,810,516
------------------------------------------------------------------------------
Realized and Unrealized Gain from Investments
Net realized gain from investment transactions         129,665         82,502
Net change in unrealized appreciation or
 depreciation of investments                         1,950,618      1,293,055
------------------------------------------------------------------------------
Net gain from investments                            2,080,283      1,375,557
------------------------------------------------------------------------------
Net increase in net assets from operations          $4,580,000     $3,186,073
------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
13

                 Statement of Changes in Net Assets (Unaudited)

                                Massachusetts          Massachusetts Insured
                          --------------------------  ------------------------
                            Six Months          Year   Six Months         Year
                                 Ended         Ended        Ended        Ended
                               8/31/01       2/28/01      8/31/01      2/28/01
-------------------------------------------------------------------------------
Operations
Net investment income     $  2,499,717  $  5,044,089  $ 1,810,516  $ 3,452,050
Net realized gain (loss)
 from investment
 transactions                  129,665       (30,704)      82,502      106,851
Net change in unrealized
 appreciation or
 depreciation of
 investments                 1,950,618     4,452,937    1,293,055    3,609,272
-------------------------------------------------------------------------------
Net increase in net
 assets from operations      4,580,000     9,466,322    3,186,073    7,168,173
-------------------------------------------------------------------------------
Distributions to
 Shareholders
From undistributed net
 investment income:
 Class A                      (486,845)     (930,674)    (359,665)    (637,833)
 Class B                       (99,832)     (173,035)     (47,065)     (79,005)
 Class C                      (133,222)     (278,015)     (47,871)     (60,916)
 Class R                    (1,851,624)   (3,707,929)  (1,326,499)  (2,723,645)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                            --            --           --      (10,725)
 Class B                            --            --           --       (1,769)
 Class C                            --            --           --       (1,082)
 Class R                            --            --           --      (44,685)
-------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders               (2,571,523)   (5,089,653)  (1,781,100)  (3,559,660)
-------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                   5,192,209     9,223,616    5,716,582    7,646,496
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               1,663,778     3,432,387    1,205,494    2,413,231
-------------------------------------------------------------------------------
                             6,855,987    12,656,003    6,922,076   10,059,727
Cost of shares redeemed     (6,159,754)  (10,932,066)  (3,056,191)  (7,074,712)
-------------------------------------------------------------------------------
Net increase in net
 assets from Fund share
 transactions                  696,233     1,723,937    3,865,885    2,985,015
-------------------------------------------------------------------------------
Net increase in net
 assets                      2,704,710     6,100,606    5,270,858    6,593,528
Net assets at the
 beginning of period        97,429,868    91,329,262   72,521,301   65,927,773
-------------------------------------------------------------------------------
Net assets at the end of
 period                   $100,134,578  $ 97,429,868  $77,792,159  $72,521,301
-------------------------------------------------------------------------------
Balance of undistributed
 net investment income
 at the end of period     $     53,186  $     71,729  $   148,946  $    17,625
-------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
14

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Massachusetts Municipal Bond Fund ("Massachusetts") and the Nuveen Massachusetts Insured Municipal Bond Fund ("Massachusetts Insured") (collectively, the "Funds"), among others. The Trust was organized as a Massa-chusetts business trust on July 1, 1996.

Each Fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At August 31, 2001, Massachusetts had an outstanding delayed de-livery purchase commitment of $1,118,425. There were no such outstanding pur-chase commitments in Massachusetts Insured.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its net invest-ment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal and Massachusetts state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds.

Insurance
Massachusetts Insured invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securi-ties covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securi-ties. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value at-tributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities

-------------------------------------------------------------------------------
15
nor the net asset value of the Fund's shares include value, if any, attribut-able to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. Dur-ing the six months ended August 31, 2001, Massachusetts Insured invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate se-curity has an inverse relationship to the interest rate of a short-term float-ing rate security. Consequently, as the interest rate of the floating rate se-curity rises, the interest rate on the inverse floating rate security de-clines. Conversely, as the interest rate of the floating rate security de-clines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the float-ing rate security. The Massachusetts Fund did not invest in any such securi-ties during the six months ended August 31, 2001.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective March 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to March 1, 2001, the Funds did not accrete taxable market discounts on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in unrealized appreciation for Mas-sachusetts and Massachusetts Insured of $53,263 and $101,905, respectively, based on securities held by the Funds on March 1, 2001.

The effect of this change for the six months ended August 31, 2001, was to in-crease net investment income with a corresponding decrease in net unrealized appreciation for Massachusetts and Massachusetts Insured of $8,997 and $9,060, respectively. The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presen-tation.

-------------------------------------------------------------------------------
16

2. Fund Shares
Transactions in Fund shares were as follows:

                                     Massachusetts                               Massachusetts Insured
                      -----------------------------------------------  ---------------------------------------------
                        Six Months Ended           Year Ended            Six Months Ended          Year Ended
                            8/31/01                  2/28/01                 8/31/01                 2/28/01
                      ---------------------  ------------------------  ---------------------  ----------------------
                        Shares       Amount      Shares        Amount    Shares       Amount     Shares       Amount
---------------------------------------------------------------------------------------------------------------------
Shares sold:
 Class A               219,209  $ 2,127,567     316,603  $  3,005,373   186,793  $ 1,925,123    333,991  $ 3,387,014
 Class B                97,453      948,488      77,905       740,255    37,871      390,272     73,493      736,526
 Class C                88,112      849,590     253,405     2,370,486   201,279    2,071,445     46,328      473,332
 Class R               131,690    1,266,564     330,790     3,107,502   128,863    1,329,742    305,523    3,049,624
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                28,162      273,014      61,705       582,757    20,612      211,797     38,192      381,604
 Class B                 4,214       40,970       7,796        73,833     1,486       15,273      1,717       17,278
 Class C                 6,858       66,114      17,497       164,657     2,993       30,711      4,205       41,927
 Class R               132,664    1,283,680     277,077     2,611,140    92,090      947,713    197,193    1,972,422
---------------------------------------------------------------------------------------------------------------------
                       708,362    6,855,987   1,342,778    12,656,003   671,987    6,922,076  1,000,642   10,059,727
---------------------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A              (177,661)  (1,723,518)   (293,769)   (2,780,692)  (59,409)    (608,878)  (174,532)  (1,744,175)
 Class B               (24,413)    (236,969)    (55,860)     (526,870)  (12,795)    (131,091)    (9,930)     (99,201)
 Class C              (220,900)  (2,130,985)   (101,139)     (954,012)   (7,183)     (73,421)   (27,388)    (273,209)
 Class R              (213,233)  (2,068,282)   (709,514)   (6,670,492) (217,360)  (2,242,801)  (496,471)  (4,958,127)
---------------------------------------------------------------------------------------------------------------------
                      (636,207)  (6,159,754) (1,160,282)  (10,932,066) (296,747)  (3,056,191)  (708,321)  (7,074,712)
---------------------------------------------------------------------------------------------------------------------
Net increase            72,155  $   696,233     182,496  $  1,723,937   375,240  $ 3,865,885    292,321  $ 2,985,015
---------------------------------------------------------------------------------------------------------------------

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on October 1, 2001, to shareholders of record on Septem-ber 7, 2001, as follows:

                                   Massachusetts
                     Massachusetts       Insured
------------------------------------------------
Dividend per share:
 Class A                    $.0420        $.0410
 Class B                     .0360         .0345
 Class C                     .0375         .0360
 Class R                     .0435         .0425
------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the six months ended Au-gust 31, 2001, were as follows:

                                               Massachusetts
                                 Massachusetts       Insured
------------------------------------------------------------
Purchases:
 Long-term municipal securities     $7,156,074   $17,487,200
 Short-term municipal securities     3,000,000     6,000,000
Sales and maturities:
 Long-term municipal securities      5,732,130    13,626,183
 Short-term municipal securities     3,000,000     5,000,000
------------------------------------------------------------

At August 31, 2001, the cost of investments owned for federal income tax pur-poses were as follows:

                   Massachusetts
     Massachusetts       Insured
--------------------------------
       $94,852,510   $73,285,688
--------------------------------

--------------------------------------------------------------------------------
17

At February 28, 2001, the Funds' last fiscal year end, Massachusetts had un-used capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                  Massachusetts
-------------------------------
Expiration year:
 2004                  $414,343
 2005                   156,261
 2006                        --
 2007                        --
 2008                        --
 2009                   285,126
-------------------------------
Total                  $855,730
-------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at August 31, 2001, were as follows:

                                            Massachusetts
                             Massachusetts        Insured
----------------------------------------------------------
Gross unrealized:
 appreciation                   $5,208,073     $4,583,083
 depreciation                     (454,081)        (5,496)
----------------------------------------------------------
Net unrealized appreciation     $4,753,992     $4,577,587
----------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trusts' investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund:

                                Management
Average Daily Net Assets               Fee
-------------------------------------------
For the first $125 million      .5500 of 1%
For the next $125 million       .5375 of 1
For the next $250 million       .5250 of 1
For the next $500 million       .5125 of 1
For the next $1 billion         .5000 of 1
For the next $3 billion         .4750 of 1
For net assets over $5 billion  .4500 of 1
-------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse cer-tain expenses of each Fund in order to limit total expenses to .75 of 1% of the average daily net assets of Massachusetts and .975 of 1% of the average daily net assets of Massachusetts Insured, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reim-burse additional expenses from time to time, which may be terminated at any time at its discretion.

During the six months ended August 31, 2001, Nuveen Investments (the "Distrib-utor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                          Massachusetts
                            Massachusetts       Insured
-------------------------------------------------------
Sales charges collected           $19,461       $10,738
Paid to authorized dealers         19,075         8,955
-------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

-------------------------------------------------------------------------------
18

During the six months ended August 31, 2001, the Distributor compensated au-thorized dealers directly with commission advances at the time of purchase as follows:

                                   Massachusetts
                     Massachusetts       Insured
------------------------------------------------------------------------------
Commission advances        $48,985       $35,909
------------------------------------------------------------------------------
To compensate for commissions advanced to authorized dealers, all 12b-1 serv-
ice fees collected on Class B Shares during the first year following a pur-
chase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2001, the Distributor retained such 12b-1 fees as fol-
lows:
                                   Massachusetts
                     Massachusetts       Insured
------------------------------------------------------------------------------
12b-1 fees retained        $25,431       $13,831
------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Fund were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended August 31, 2001, as follows:

                             Massachusetts
               Massachusetts       Insured
------------------------------------------
CDSC retained        $17,846        $2,654
------------------------------------------

7. Composition of Net Assets

At August 31, 2001, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                               Massachusetts
                                                Massachusetts        Insured
----------------------------------------------------------------------------
Capital paid-in                                  $ 96,096,856    $73,051,947
Balance of undistributed net investment income         53,186        148,946
Accumulated net realized gain (loss) from
 investment transactions                             (732,606)       124,644
Net unrealized appreciation of investments          4,717,142      4,466,622
----------------------------------------------------------------------------
Net assets                                       $100,134,578    $77,792,159
----------------------------------------------------------------------------

-------------------------------------------------------------------------------
19

                 Financial Highlights (Unaudited)

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                            Investment Operations      Less Distributions
                           -------------------------  ----------------------
MASSACHUSETTS
                                          Net
Class (Inception Date)              Realized/
                                   Unrealized     Ratios/Supplemental Data
                 Beginning  ---Net----Invest--------------Net-----------------Ending-------------------------
                       Net Invest-   BeforemCredit/ent        AfterInvest-     After Credit/  Net
Year Ended           Asset    ment   ReimbursementGain   Reimbursement(b)ment Reimbursement(c)Capital         Asset
MASSACHUSETTSFebruary 28/29,      Value--Income-----(Loss)--Total---Income--- Gains-Total---Value-
                                                 Ratio                Ratio                Ratio
                                                of Net               of Net               of Net
                                               Invest-              Invest-              Invest-
                                    Ratio of      ment   Ratio of      ment   Ratio of      ment
                                    Expenses    Income   Expenses    Income   Expenses    Income
                             Ending       to        to         to        to         to        to
                                Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended           Total   Assets      Net       Net        Net       Net        Net       Net    Turnover
February 28/29,  Return(a)    (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
-------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2002(e)            $ 9.70    $.24      $ .20  $ .44    $(.25)     $-- $(.25) $ 9.89
 2001                 9.26     .50        .44    .94     (.50)      --  (.50)   9.70
 2000                10.07     .50       (.82)  (.32)    (.49)      --  (.49)   9.26
 1999                10.08     .51       (.01)   .50     (.51)      --  (.51)  10.07
 1998                 9.89     .52        .19    .71     (.52)      --  (.52)  10.08
 1997                 9.94     .53       (.07)   .46     (.51)      --  (.51)   9.89
Class B (3/97)
 2002(e)              9.72     .21        .21    .42     (.22)      --  (.22)   9.92
 2001                 9.28     .43        .44    .87     (.43)      --  (.43)   9.72
 2000                10.10     .43       (.83)  (.40)    (.42)      --  (.42)   9.28
 1999                10.10     .43        .01    .44     (.44)      --  (.44)  10.10
 1998(d)              9.88     .45        .22    .67     (.45)      --  (.45)  10.10
Class C (10/94)
 2002(e)              9.64     .22        .20    .42     (.23)      --  (.23)   9.83
 2001                 9.20     .44        .45    .89     (.45)      --  (.45)   9.64
 2000                10.02     .44       (.82)  (.38)    (.44)      --  (.44)   9.20
 1999                10.02     .45         --    .45     (.45)      --  (.45)  10.02
 1998                 9.83     .47        .19    .66     (.47)      --  (.47)  10.02
 1997                 9.89     .45       (.08)   .37     (.43)      --  (.43)   9.83
Class R (12/86)
 2002(e)              9.67     .25        .21    .46     (.26)      --  (.26)   9.87
 2001                 9.24     .52        .43    .95     (.52)      --  (.52)   9.67
 2000                10.05     .52       (.82)  (.30)    (.51)      --  (.51)   9.24
 1999                10.05     .52        .01    .53     (.53)      --  (.53)  10.05
 1998                 9.86     .54        .19    .73     (.54)      --  (.54)  10.05
 1997                 9.91     .54       (.06)   .48     (.53)      --  (.53)   9.86
-------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2002(e)              4.74% $19,500      .95%*    5.00%*      .95%*    5.00%*      .94%*    5.01%*         6%
 2001                10.34   18,433      .99      5.23        .95      5.27        .94      5.29          13
 2000                (3.21)  16,814      .98      5.15        .96      5.17        .94      5.19          15
 1999                 5.05   15,134     1.02      4.95        .95      5.01        .95      5.01          10
 1998                 7.38    9,291     1.00      5.20        .95      5.25        .95      5.25          17
 1997                 4.73    7,200     1.01      5.22        .99      5.24        .99      5.24          10
Class B (3/97)
 2002(e)              4.34    5,050     1.70*     4.23*      1.70*     4.23*      1.69*     4.24*          6
 2001                 9.60    4,198     1.74      4.48       1.70      4.52       1.69      4.54          13
 2000                (4.02)   3,730     1.73      4.40       1.71      4.42       1.69      4.44          15
 1999                 4.40    3,226     1.77      4.22       1.71      4.29       1.71      4.29          10
 1998(d)              6.93      763     1.77*     4.41*      1.70*     4.48*      1.70*     4.48*         17
Class C (10/94)
 2002(e)              4.37    5,485     1.50*     4.45*      1.50*     4.45*      1.49*     4.46*          6
 2001                 9.89    6,591     1.54      4.67       1.50      4.71       1.49      4.73          13
 2000                (3.87)   4,730     1.53      4.61       1.51      4.63       1.49      4.64          15
 1999                 4.62    3,696     1.57      4.41       1.50      4.47       1.50      4.48          10
 1998                 6.85    1,924     1.55      4.64       1.50      4.69       1.50      4.69          17
 1997                 3.90      913     1.74      4.50       1.73      4.51       1.73      4.51          10
Class R (12/86)
 2002(e)              4.84   70,100      .75*     5.19*       .75*     5.19*       .74*     5.20*          6
 2001                10.58   68,208      .79      5.43        .75      5.47        .74      5.48          13
 2000                (3.03)  66,055      .78      5.33        .76      5.35        .74      5.37          15
 1999                 5.36   75,750      .82      5.12        .75      5.19        .75      5.19          10
 1998                 7.60   72,934      .80      5.40        .75      5.45        .75      5.45          17
 1997                 4.99   72,912      .77      5.46        .75      5.48        .75      5.48          10
-------------------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended August 31, 2001.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
20

                 Selected data for a share outstanding throughout each period:

 Class (Inception Date)
                            Investment Operations      Less Distributions
                           -------------------------  -----------------------
MASSACHUSETTS INSURED
                                          Net
                                    Realized/
                                   Unrealized
                 Beginning     Net    Invest-             Net                  Ending             Ending
                       Net Invest-       ment         Invest-                     Net                Net
Year Ended           Asset    ment       Gain            ment  Capital          Asset     Total   Assets
February 28/29,      Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)    (000)
--------------------------------------------------------------------------------------------------------
CLASS A (9/94)
 2002(e)            $10.30    $.25      $ .19  $ .44    $(.25)   $  --  $(.25) $10.49      4.30% $16,490
 2001                 9.77     .49        .55   1.04     (.50)    (.01)  (.51)  10.30     10.93   14,669
 2000                10.59     .50       (.81)  (.31)    (.50)    (.01)  (.51)   9.77     (2.95)  11,984
 1999                10.57     .51        .02    .53     (.51)      --   (.51)  10.59      5.09   11,208
 1998                10.38     .52        .19    .71     (.52)      --   (.52)  10.57      7.04    8,679
 1997                10.49     .53       (.12)   .41     (.52)      --   (.52)  10.38      4.02    7,459
CLASS B (3/97)
 2002(e)             10.31     .21        .19    .40     (.21)      --   (.21)  10.50      3.90    2,629
 2001                 9.78     .42        .55    .97     (.43)    (.01)  (.44)  10.31     10.06    2,308
 2000                10.59     .43       (.81)  (.38)    (.42)    (.01)  (.43)   9.78     (3.59)   1,550
 1999                10.57     .43        .02    .45     (.43)      --   (.43)  10.59      4.32    1,650
 1998(d)             10.36     .44        .21    .65     (.44)      --   (.44)  10.57      6.45      666
CLASS C (9/94)
 2002(e)             10.28     .22        .19    .41     (.22)      --   (.22)  10.47      4.01    3,762
 2001                 9.75     .44        .54    .98     (.44)    (.01)  (.45)  10.28     10.29    1,667
 2000                10.56     .45       (.81)  (.36)    (.44)    (.01)  (.45)   9.75     (3.43)   1,355
 1999                10.54     .45        .02    .47     (.45)      --   (.45)  10.56      4.51    1,675
 1998                10.35     .46        .19    .65     (.46)      --   (.46)  10.54      6.45    1,293
 1997                10.47     .45       (.13)   .32     (.44)      --   (.44)  10.35      3.17      957
CLASS R (12/86)
 2002(e)             10.31     .26        .19    .45     (.26)      --   (.26)  10.50      4.39   54,912
 2001                 9.78     .51        .55   1.06     (.52)    (.01)  (.53)  10.31     11.11   53,878
 2000                10.59     .52       (.80)  (.28)    (.52)    (.01)  (.53)   9.78     (2.68)  51,039
 1999                10.57     .53        .01    .54     (.52)      --   (.52)  10.59      5.26   57,281
 1998                10.38     .54        .19    .73     (.54)      --   (.54)  10.57      7.23   56,707
 1997                10.50     .54       (.12)   .42     (.54)      --   (.54)  10.38      4.16   57,076
--------------------------------------------------------------------------------------------------------
 Class (Inception Date)
                               Ratios/Supplemental Data
                 -------------------------------------------------------------------------
                  Before Credit/           After            After Credit/
                  Reimbursement       Reimbursement(b)     Reimbursement(c)
MASSACHUSETTS INSURED---------------- -------------------- --------------------
                              Ratio                Ratio                Ratio
                             of Net               of Net               of Net
                            Invest-              Invest-              Invest-
                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                 Expenses    Income   Expenses    Income   Expenses    Income
                       to        to         to        to         to        to
                  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended            Net       Net        Net       Net        Net       Net    Turnover
February 28/29,    Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------
CLASS A (9/94)
 2002(e)             1.01%*    4.75%*     1.01%*    4.75%*      .97%*    4.79%*        19%
 2001                1.05      4.92       1.05      4.92       1.04      4.93           8
 2000                1.01      4.99       1.01      4.99       1.00      5.00          10
 1999                1.01      4.77       1.01      4.77       1.01      4.77          11
 1998                1.03      4.98       1.03      4.98       1.03      4.98          23
 1997                1.04      5.02       1.04      5.02       1.04      5.02          10
CLASS B (3/97)
 2002(e)             1.76*     4.00*      1.76*     4.00*      1.72*     4.03*         19
 2001                1.80      4.17       1.80      4.17       1.79      4.18           8
 2000                1.76      4.23       1.76      4.23       1.75      4.24          10
 1999                1.75      4.03       1.75      4.03       1.75      4.03          11
 1998(d)             1.80*     4.20*      1.80*     4.20*      1.80*     4.20*         23
CLASS C (9/94)
 2002(e)             1.55*     4.15*      1.55*     4.15*      1.52*     4.18*         19
 2001                1.60      4.37       1.60      4.37       1.59      4.38           8
 2000                1.56      4.42       1.56      4.42       1.55      4.43          10
 1999                1.56      4.22       1.56      4.22       1.56      4.22          11
 1998                1.58      4.43       1.58      4.43       1.58      4.43          23
 1997                1.78      4.29       1.78      4.29       1.78      4.29          10
CLASS R (12/86)
 2002(e)              .81*     4.96*       .81*     4.96*       .77*     4.99*         19
 2001                 .85      5.12        .85      5.12        .84      5.13           8
 2000                 .81      5.17        .81      5.17        .80      5.19          10
 1999                 .81      4.97        .81      4.97        .81      4.97          11
 1998                 .83      5.18        .83      5.18        .83      5.18          23
 1997                 .80      5.26        .80      5.26        .80      5.26          10
--------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended August 31, 2001.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
21

                                     Notes













-----
22

                                     Notes













-----
23

                                     Notes













-----
24

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787


NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

-----
25

Serving Investors For Generations

--------------------------------------------------------------------------------

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]
John Nuveen, Sr.

NUVEEN Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                                                              NUVEEN Investments

--------------------------------------------------------------------------------

Nuveen Municipal Bond Funds

--------------------------------------------------------------------------------
                                         Semiannual Report dated August 31, 2001
                                         ---------------------------------------


Dependable, tax-free income
                to help you keep more of what you earn.


                             [PHOTOS APPEARS HERE]


                                          Nuveen Connecticut Municipal Bond Fund
                                           Nuveen New Jersey Municipal Bond Fund
                                             Nuveen New York Municipal Bond Fund
                                     Nuveen New York Insured Municipal Bond Fund

      Less mail more freedom
with online fund reports

     There is a new way to receive your Nuveen Fund updates faster than ever.
           Nuveen now can link you with electronic versions of the important financial information we send you by regular mail.

By registering for online access via the internet, you will be able to view and save the Fund information you currently receive in the mail. This information can be stored on your computer and retrieved any time. In addition, you can select only the specific pages you want to view or print.

With this new service, you'll receive an e-mail notice the moment Fund reports are ready. This notice will contain a link to the report - all you have to do is click your computer mouse on the internet address provided. You'll be saving time, as well as saving your Fund paper, printing and distribution expenses.

Registering for electronic access is easy and only takes a few minutes. (see below)

The e-mail address you provide is strictly confidential and will not be used for anything other than notifications of shareholder information.

And if you decide you don't like receiving your reports electronically, it's a simple process to go back to regular mail delivery.


Sign up today --
      here's what you need to do...

If your Nuveen Fund dividends are PAID TO YOUR BROKERAGE ACCOUNT, follow the steps outlined below:
----------------------------------------------------------------------------

1.   Go to www.investordelivery.com

2. Look at the address sheet that accompanied this report. Enter the personal 13-character enrollment number imprinted near your name on the address
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3.   You'll be taken to a page with several options. Select the New Enrollment-
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6.   Use this same process if you need to change your registration information
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If your Nuveen Fund dividends COME DIRECTLY TO YOU FROM NUVEEN, follow the steps outlined below:
--------------------------------------------------------------------------------
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2.   Select the Access Account tab. Select the E-Report Enrollment section.
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5.   Use this same process if you need to change your registration information
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                             Must be preceded by or accompanied by a prospectus.

                 Table of Contents

 1  Dear Shareholder
 3  Market Commentary
 4  Nuveen Connecticut Municipal Bond Fund Spotlight
 5  Nuveen New Jersey Municipal Bond Fund Spotlight
 6  Nuveen New York Municipal Bond Fund Spotlight
 7  Nuveen New York Insured Municipal Bond Fund Spotlight
 8  Portfolio of Investments
34  Statement of Net Assets
35  Statement of Operations
36  Statement of Changes in Net Assets
38  Notes to Financial Statements
44  Financial Highlights
49  Fund Information


Dear Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]
Timothy R. Schwertfeger
Chairman of the Board

The devastation and horror of the recent terrorist attacks are beyond description. We are all struck by the senselessness of these brutal acts and share in the grieving for all who lost their lives. Our hearts go out to those who suffered losses, especially our customers and their clients, some of whom may need extra assistance from us as a result of this tragedy.

In light of such a catastrophic event, it is helpful to remember that the most reliable investment strategies focus on weathering such market-moving events and short-term business cycles. Consistently balancing fixed-income securities with core equity investments can help to reduce risk with only a small sacrifice in returns. With a comfortable blend of risk and a base of steady income, investors can build the confidence to remain fully invested over all market cycles.

At Nuveen, our emphasis on the long term has been shaped by 103 years of investment experience. During our long history, we've managed through multiple market corrections like the one we're experiencing now. We've learned that while short-term market volatility can be uncomfortable, it's the price that investors pay to potentially turn their long-term goals into realities.

Nuveen's time-tested credit research and surveillance discipline seeks to uncover income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields - which have declined 25% over the past 10 years - Nuveen's dividends have provided a steady flow of income to investors.

Timely Fund Information Ahead

In the following pages, you'll find your semiannual shareholder report that covers our fixed income investment style. It features a complete list of your fund's holdings, data to help you evaluate fund performance and a municipal bond market commentary.

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to help preserve investors' accumulated wealth in a tax-efficient manner. The team manages $40 billion in fixed-income investments in more than 100 national and single-state funds, individually managed accounts and defined portfolios.


                                                      Semiannual Report   Page 1

Talk to Your Advisor about Diversification

As recent events have demonstrated, it's as important as ever to have a broadly diversified portfolio with a variety of investment types. If you have concerns about whether your portfolio is as diversified as it should be, now might be a good time to talk to your financial advisor.

Your advisor can give you more information about specific Nuveen investments as well as give you a prospectus, which you should read carefully before investing or sending money. You can also call Nuveen at (800) 621-7227 or visit our Web site at www.nuveen.com to find more about our investment products.

As always, we are grateful for your confidence in Nuveen and look forward to helping you meet your financial goals for many years to come.
Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
October 15, 2001

--------------------------------------------------------------------------------

/1/ For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating metric each month by subtracting the return on a 90-day U.S.Treasury Bill from the fund's load adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

/2/ The Nuveen New Jersey Municipal Bond Fund as rated against the following numbers of U.S.-domiciled municipal bond funds over the following time periods: 1,660 funds in the last three years and 1,436 funds in the last five years. With respect to these municipal bond funds, the Nuveen New Jersey Municipal Bond Fund received a Morningstar Rating of three stars and four stars for the three-and five-year periods, respectively. Past performance is no guarantee of future results. Morningstar Rating is for the A share class only; other classes may have different performance characteristics.

Morningstar Ratings
Nuveen New Jersey
Municipal Bond Fund /1, 2/
Overall rating among 1,660
municipal bond funds as of 8/31/01

* * * *

Nuveen New York
Municipal Bond Fund /1, 3/
Overall rating among 1,660
municipal bond funds as of 8/31/01

* * * *

Nuveen New York Insured
Municipal Bond Fund /1, 4/
Overall rating among 1,660
municipal bond funds as of 8/31/01

Semiannual Report     Page 2

Market Commentary
                 NUVEEN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

The municipal bond market continued to provide compelling options for investors seeking diversification and attractive after-tax returns during the period. Primary factors influencing the market included increased new issuance as compared to the year 2000, strong demand from individual investors seeking greater overall portfolio balance and strong credit performance of municipal bonds in general.

Municipal bond issuance was up due to a large number of municipal refundings to replace higher coupon bonds with new bonds that reflected lower prevailing interest rates. Offsetting that new volume was strong retail demand both directly and through mutual funds and closed-end funds. Institutional investors such as property and casualty insurance companies also increased their municipal bond purchases.

Even President Bush's $1.35 trillion Tax Relief Act, signed into law in June, had little impact on the market's allure. Between the time the tax plan was first proposed and discussed and finally enacted, the lower tax brackets set forth in the bill had already been discounted, allowing the market to come through largely unscathed.

While much of the new volume was in the shorter and intermediate sectors, our strong fundamental research capabilities allowed us to maintain our focus on long intermediate bonds (maturities of 15 to 20 years). These issues can offer attractive yields in the long end as well as strong liquidity to take advantage of any interest rate increases that may occur in the future.

Municipal credit implications of the terrorist attacks

Shortly after the close of the reporting period, our nation experienced the trauma of several terrorist attacks including tremendous destruction and loss of life in New York City. While the financial impact of the tragedy at the World Trade Center is likely to be widespread, we expect the credit implications for the municipal market as a whole to be fairly modest and most prominent among only a few high profile issuers. General obligations and related debt of the City of New York, general revenue obligations of the Port Authority of New York and New Jersey, and tax-exempt industrial development revenue bond debt of the major airlines are probably the most visible and relevant for careful analysis.

We believe that implications for most other sectors may be minor. Industries such as healthcare, utilities and housing have only modest ties to the health of the New York City economy. While we have purchased some bond issues for projects with varying degrees of reliance on the City of New York and related entities, we intend to monitor these credits on an individual basis as necessary. However, we expect no pervasive impacts from these situations.

--------------------------------------------------------------------------------

/3/ The Nuveen New York Municipal Bond Fund as rated against the following numbers of U.S.-domiciled municipal bond funds over the following time periods: 1,660 funds in the last three years and 1,436 funds in the last five years. With respect to these municipal bond funds, the Nuveen New York Municipal Bond Fund received a Morningstar Rating of four stars and five stars for the three-and five-year periods, respectively. Past performance is no guarantee of future results. Morningstar Rating is for the A share class only; other classes may have different performance characteristics.

/4/ The Nuveen New York Insured Municipal Bond Fund as rated against the following numbers of U.S.-domiciled municipal bond funds over the following time periods: 1,660 funds in the last three years and 1,436 funds in the last five years. With respect to these municipal bond funds, the Nuveen New York Insured Municipal Bond Fund received a Morningstar Rating of four stars for the three-and five-year periods. Past performance is no guarantee of future results. Morningstar Rating is for the A share class only; other classes may have different performance characteristics.

                                                    Semiannual Report     Page 3

Fund Spotlight as of 8-31-01
     NUVEEN CONNECTICUT MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
Quick Facts
                        A Shares       B Shares       C Shares       R Shares
--------------------------------------------------------------------------------
NAV                     $ 10.77        $ 10.75        $ 10.75        $ 10.80
--------------------------------------------------------------------------------
CUSIP                   67065N886      67065N878      67065N860      67065N852
--------------------------------------------------------------------------------
Latest Dividend/1/      $0.0435        $0.0365        $0.0385        $0.0450
--------------------------------------------------------------------------------
Inception Date          7/87           2/97           10/93          2/97
--------------------------------------------------------------------------------

Annualized Total Returns/2/

                          as of August 31, 2001            as of June 30, 2001
A Shares                       NAV        Offer                 NAV      Offer
1-Year                      10.09%        5.48%               9.73%      5.14%
--------------------------------------------------------------------------------
5-Year                       6.21%        5.30%               5.75%      4.85%
--------------------------------------------------------------------------------
10-Year                      6.61%        6.15%               6.55%      6.09%
--------------------------------------------------------------------------------

B Shares                  w/o CDSC       w/CDSC            w/o CDSC     w/CDSC
1-Year                       9.26%        5.26%               8.90%      4.90%
--------------------------------------------------------------------------------
5-Year                       5.40%        5.24%               4.96%      4.79%
--------------------------------------------------------------------------------
10-Year                      6.08%        6.08%               6.02%      6.02%
--------------------------------------------------------------------------------

C Shares                                    NAV                            NAV
--------------------------------------------------------------------------------
1-Year                                    9.48%                          9.01%
--------------------------------------------------------------------------------
5-Year                                    5.62%                          5.15%
--------------------------------------------------------------------------------
10-Year                                   6.00%                          5.94%
--------------------------------------------------------------------------------

R Shares                                    NAV                            NAV
--------------------------------------------------------------------------------
1-Year                                   10.36%                          9.89%
--------------------------------------------------------------------------------
5-Year                                    6.45%                          5.99%
--------------------------------------------------------------------------------
10-Year                                   6.73%                          6.67%
--------------------------------------------------------------------------------

Tax-Free Yields

A Shares                       NAV        Offer
SEC 30-Day Yield             4.02%        3.85%
-----------------------------------------------
Taxable-Equivalent Yield/3/  6.05%        5.79%
-----------------------------------------------

B Shares                                    NAV
SEC 30-Day Yield                          3.28%
-----------------------------------------------
Taxable-Equivalent Yield/3/               4.93%
-----------------------------------------------

C Shares                                    NAV
SEC 30-Day Yield                          3.48%
-----------------------------------------------
Taxable-Equivalent Yield/3/               5.23%
-----------------------------------------------

R Shares                                    NAV
SEC 30-Day Yield                          4.22%
-----------------------------------------------
Taxable-Equivalent Yield/3/               6.35%
-----------------------------------------------

Bond Credit Quality/4/

[PIE CHART APPEARS HERE]

AAA/
U.S. Guaranteed                             40%
-----------------------------------------------
AA                                          32%
-----------------------------------------------
A                                           12%
-----------------------------------------------
BBB                                         14%
-----------------------------------------------
NR                                           2%
-----------------------------------------------

--------------------------------------------------------------------------------
/1/ Paid September 4, 2001. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33.5%.

/4/ As a percentage of long-term bond holdings as of August 31, 2001. Holdings are subject to change.

Top Five Sectors/4/
-----------------------------------------------

Tax Obligation (Limited)                    17%
Education and Civic Organizations           15%
Tax Obligation (General)                    15%
Healthcare                                  10%
U.S. Guaranteed                             10%

Portfolio Stats
-----------------------------------------------
Total Net Assets                 $262.7 million
Average Effective
Maturity                            17.70 years
Average Duration                           5.34

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report  Page 4

Fund Spotlight as of 8-31-01
     NUVEEN NEW JERSEY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


Quick Facts
                               A Shares    B Shares    C Shares    R Shares
----------------------------------------------------------------------------
NAV                            $10.68      $10.68      $10.65      $10.69
----------------------------------------------------------------------------
CUSIP                          67065N753   67065N746   67065N738   67065N720
----------------------------------------------------------------------------
Latest Dividend/1/               $0.0390     $0.0325     $0.0340     $0.0405
----------------------------------------------------------------------------
Inception Date                 9/94        2/97        9/94        12/91
----------------------------------------------------------------------------

Annualized Total Returns/2/
                               as of August 31, 2001     as of June 30, 2001
A Shares                          NAV      Offer            NAV       Offer
1-Year                         10.01%      5.35%         10.20%       5.52%
----------------------------------------------------------------------------
5-Year                          6.24%      5.34%          5.82%       4.92%
----------------------------------------------------------------------------
Since Inception                 6.47%      5.99%          6.26%       5.77%
----------------------------------------------------------------------------

B Shares                     w/o CDSC     w/CDSC       w/o CDSC      w/CDSC
1-Year                          9.19%      5.19%          9.38%       5.38%
----------------------------------------------------------------------------
5-Year                          5.45%      5.29%          5.00%       4.83%
----------------------------------------------------------------------------
Since Inception                 5.83%      5.83%          5.61%       5.61%
----------------------------------------------------------------------------

C Shares                                     NAV                        NAV
----------------------------------------------------------------------------
1-Year                                     9.44%                      9.63%
----------------------------------------------------------------------------
5-Year                                     5.65%                      5.23%
----------------------------------------------------------------------------
Since Inception                            5.79%                      5.57%
----------------------------------------------------------------------------

R Shares                                     NAV                        NAV
----------------------------------------------------------------------------
1-Year                                    10.31%                     10.39%
----------------------------------------------------------------------------
5-Year                                     6.46%                      6.00%
----------------------------------------------------------------------------
Since Inception                            6.72%                      6.49%
----------------------------------------------------------------------------

Tax-Free Yields

A Shares                          NAV      Offer
SEC 30-Day Yield                3.72%      3.56%
------------------------------------------------
Taxable-Equivalent Yield/3/     5.72%      5.48%
------------------------------------------------

B Shares                                     NAV
SEC 30-Day Yield                           2.97%
------------------------------------------------
Taxable-Equivalent Yield/3/                4.57%
------------------------------------------------

C Shares                                     NAV
SEC 30-Day Yield                           3.17%
------------------------------------------------
Taxable-Equivalent Yield/3/                4.88%
------------------------------------------------

R Shares                                     NAV
SEC 30-Day Yield                           3.92%
------------------------------------------------
Taxable-Equivalent Yield/3/                6.03%
------------------------------------------------

Bond Credit Quality/4/
[PIE CHART APPEARS HERE]

AAA/
U.S. Guaranteed                              65%
------------------------------------------------
AA                                           14%
------------------------------------------------
A                                             8%
------------------------------------------------
BBB                                           7%
------------------------------------------------
NR                                            4%
------------------------------------------------
Other                                         2%
------------------------------------------------

-------------------------------------------------------------------------------
/1/ Paid September 4, 2001. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2001.

/2/ Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

/4/ As a percentage of long-term bond holdings as of August 31, 2001. Holdings are subject to change.

Top Five Sectors/4/
--------------------------------
Tax Obligation (Limited)     21%

Transportation               14%

Tax Obligation (General)     12%

Long-Term Care               10%

U.S. Guaranteed               8%


Portfolio Stats
--------------------------------
Total Net Assets  $135.0 million

Average Effective
Maturity             17.82 years

Average Duration            6.20

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

                                                    Semiannual Report     Page 5


Fund Spotlight as of 8-31-01
      NUVEEN NEW YORK MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

Quick Facts
                                A Shares      B Shares      C Shares      R Shares
-----------------------------------------------------------------------------------
NAV                             $ 10.86       $ 10.88       $ 10.89       $10.89
-----------------------------------------------------------------------------------
CUSIP                           67065N670     67065N662     67065N654     67065N647
-----------------------------------------------------------------------------------
Latest Dividend/1/              $0.0465       $0.0400       $0.0420       $0.0485
-----------------------------------------------------------------------------------
Inception Date                  9/94          2/97          9/94          12/86
-----------------------------------------------------------------------------------

Annualized Total Returns/2/
                                as of August 31, 2001       as of June 30, 2001
A Shares                              NAV      Offer             NAV       Offer
1-Year                              9.45%      4.84%           8.79%       4.24%
-----------------------------------------------------------------------------------
5-Year                              6.60%      5.70%           6.17%       5.27%
-----------------------------------------------------------------------------------
10-Year                             6.97%      6.51%           7.01%       6.54%
-----------------------------------------------------------------------------------

B Shares                         w/o CDSC     w/CDSC        w/o CDSC      w/CDSC
1-Year                              8.73%      4.73%           7.98%       3.98%
-----------------------------------------------------------------------------------
5-Year                              5.82%      5.66%           5.37%       5.21%
-----------------------------------------------------------------------------------
10-Year                             6.39%      6.39%           6.43%       6.43%
-----------------------------------------------------------------------------------

C Shares                                         NAV                         NAV
-----------------------------------------------------------------------------------
1-Year                                         8.86%                       8.21%
-----------------------------------------------------------------------------------
5-Year                                         6.00%                       5.56%
-----------------------------------------------------------------------------------
10-Year                                        6.32%                       6.36%
-----------------------------------------------------------------------------------

R Shares                                         NAV                         NAV
-----------------------------------------------------------------------------------
1-Year                                         9.66%                       9.12%
-----------------------------------------------------------------------------------
5-Year                                         6.81%                       6.38%
-----------------------------------------------------------------------------------
10-Year                                        7.24%                       7.28%
-----------------------------------------------------------------------------------

Tax-Free Yields
A Shares                              NAV      Offer
SEC 30-Day Yield                    4.57%      4.37%
----------------------------------------------------
Taxable-Equivalent Yield/3/         7.09%      6.78%
----------------------------------------------------

B Shares                                         NAV
SEC 30-Day Yield                               3.82%
----------------------------------------------------
Taxable-Equivalent Yield/3/                    5.92%
----------------------------------------------------

C Shares                                         NAV
SEC 30-Day Yield                               4.02%
----------------------------------------------------
Taxable-Equivalent Yield/3/                    6.23%
----------------------------------------------------

R Shares                                         NAV
SEC 30-Day Yield                               4.77%
----------------------------------------------------
Taxable-Equivalent Yield/3/                    7.40%
----------------------------------------------------

Bond Credit Quality/4/
[PIE CHART APPEARS HERE]
AAA/
U.S. Guaranteed                                  32%
----------------------------------------------------
AA                                               28%
----------------------------------------------------
A                                                21%
----------------------------------------------------
BBB                                              12%
----------------------------------------------------
NR                                                7%
----------------------------------------------------

--------------------------------------------------------------------------------
/1/ Paid September 4, 2001. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2001.

/2/ Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

/4/ As a percentage of long-term bond holdings as of August 31, 2001. Holdings are subject to change.

Top Five Sectors/4/
--------------------------------------
Tax Obligation (Limited)           25%

Education and Civic Organizations  11%

U.S. Guaranteed                    11%

Utilities                          11%

Healthcare                         10%

Portfolio Stats
--------------------------------------
Total Net Assets        $316.9 million

Average Effective
Maturity                   19.41 years

Average Duration                  5.22


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report  Page 6

Fund Spotlight as of 8-31-01
  NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Quick Facts

                                 A Shares            B Shares           C Shares            R Shares
-----------------------------------------------------------------------------------------------------
NAV                              $10.68              $10.69             $10.68              $10.69
-----------------------------------------------------------------------------------------------------
CUSIP                            67065N639           67065N621          67065N613           67065N597
-----------------------------------------------------------------------------------------------------
Latest Dividend/1/               $0.0420             $0.0355            $0.0370             $0.0435
-----------------------------------------------------------------------------------------------------
Inception Date                   9/94                2/97               9/94                12/86
-----------------------------------------------------------------------------------------------------


Annualized Total Returns/2/
                                 as of August 31, 2001                          as of June 30, 2001
A Shares                               NAV           Offer                    NAV              Offer
1-Year                               9.12%           4.54%                  9.03%              4.49%
-----------------------------------------------------------------------------------------------------
5-Year                               5.83%           4.93%                  5.52%              4.62%
-----------------------------------------------------------------------------------------------------
10-Year                              6.46%           6.00%                  6.52%              6.06%
-----------------------------------------------------------------------------------------------------

B Shares                          w/o CDSC          w/CDSC               w/o CDSC             w/CDSC
1-Year                               8.30%           4.30%                  8.21%              4.21%
-----------------------------------------------------------------------------------------------------
5-Year                               5.03%           4.86%                  4.72%              4.55%
-----------------------------------------------------------------------------------------------------
10-Year                              5.86%           5.86%                  5.91%              5.91%
-----------------------------------------------------------------------------------------------------

C Shares                                               NAV                                       NAV
-----------------------------------------------------------------------------------------------------
1-Year                                               8.60%                                     8.31%
-----------------------------------------------------------------------------------------------------
5-Year                                               5.22%                                     4.86%
-----------------------------------------------------------------------------------------------------
10-Year                                              5.78%                                     5.82%
-----------------------------------------------------------------------------------------------------

R Shares                                               NAV                                       NAV
-----------------------------------------------------------------------------------------------------
1-Year                                               9.30%                                     9.21%
-----------------------------------------------------------------------------------------------------
5-Year                                               6.03%                                     5.73%
-----------------------------------------------------------------------------------------------------
10-Year                                              6.70%                                     6.76%
-----------------------------------------------------------------------------------------------------


Tax-Free Yields
A Shares                           NAV            Offer
SEC 30-Day Yield                 3.34%            3.20%
-------------------------------------------------------
Taxable-Equivalent Yield/3/      5.18%            4.96%
-------------------------------------------------------

B Shares                                            NAV
SEC 30-Day Yield                                  2.60%
-------------------------------------------------------
Taxable-Equivalent Yield/3/                       4.03%
-------------------------------------------------------

C Shares                                            NAV
SEC 30-Day Yield                                  2.79%
-------------------------------------------------------
Taxable-Equivalent Yield/3/                       4.33%
-------------------------------------------------------

R Shares                                            NAV
SEC 30-Day Yield                                  3.54%
-------------------------------------------------------
Taxable-Equivalent Yield/3/                       5.49%
-------------------------------------------------------




Bond Credit Quality/4/
[PIE CHART APPEARS HERE]
Insured and
U.S. Guaranteed       12%
-------------------------
U.S. Guaranteed        3%
-------------------------
Insured               85%
-------------------------

-------------------------------------------------------------------------------
/1/ Paid September 4, 2001. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2001.

/2/ Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total returns.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

/4/ As a percentage of long-term bond holdings as of August 31, 2001. Holdings are subject to change.


Top Five Sectors/4/
-------------------------------------
Healthcare                        16%
U.S. Guaranteed                   15%
Tax Obligation (Limited)          13%
Education and Civic Organizations 12%
Transportation                    11%

Portfolio Stats
-------------------------------------
Total Net Assets       $353.0 million
Average Effective
Maturity                  18.98 years
Average Duration                 4.84

Credit Quality
--------------------------------------------------------------------------------
The Fund features a portfolio of primarily investment-grade, long-term municipal securities. These securities are covered by insurance, guaranteeing the timely payment of principal and interest, or by an escrow or trust account containing enough U.S. government or U.S. government agency securities to ensure timely payment of principal and interest.






Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


                                                       Semiannual Report  Page 7

                 Portfolio of Investments (Unaudited)
                 Nuveen Connecticut Municipal Bond Fund
                 August 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 0.4%

     $  1,000 Town of Sprague,              10/07 at 102       BBB $    990,510
               Connecticut,
               Environmental
               Improvement Revenue
               Bonds, 1997 Series A
               (International Paper
               Company Project),
               5.700%, 10/01/21
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Consumer Staples - 1.9%

              The Children's Trust
              Fund, Puerto Rico,
              Tobacco Settlement
              Asset-Backed Bonds,
              Series 2000:
        2,830  5.750%, 7/01/20               7/10 at 100       Aa3    3,028,864
        1,750  6.000%, 7/01/26               7/10 at 100       Aa3    1,883,298

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 14.8%

              State of Connecticut
              Health and Educational
              Facilities Authority,
              Revenue Bonds, Greenwich
              Academy Issue, Series A:
        1,000  5.700%, 3/01/16               3/06 at 101       AAA    1,064,100
        2,000  5.750%, 3/01/26               3/06 at 101       AAA    2,100,940

        1,000 State of Connecticut           5/02 at 102       AAA    1,034,150
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Yale
               University,
               5.929%, 6/10/30

              State of Connecticut
              Higher Education
              Supplemental Loan
              Authority, Revenue Bonds
              (Family Education Loan
              Program), 1991 Series A:
          320  7.000%, 11/15/05             11/01 at 102        A1      328,019
               (Alternative Minimum
               Tax)
        3,040  7.200%, 11/15/10             11/01 at 102        A1    3,113,416
               (Alternative Minimum
               Tax)

              State of Connecticut
              Higher Education
              Supplemental Loan
              Authority, Revenue Bonds
              (Family Education Loan
              Program), 1996 Series A:
        1,365  6.300%, 11/15/10             11/04 at 102        A1    1,442,054
               (Alternative Minimum
               Tax)
        1,035  6.350%, 11/15/11             11/04 at 102        A1    1,096,717
               (Alternative Minimum
               Tax)

        3,400 State of Connecticut           7/08 at 101        AA    3,347,912
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Sacred
               Heart University Issue,
               Series E, 5.000%,
               7/01/28

        2,875 State of Connecticut           7/03 at 102      Baa2    2,885,925
               Health and Educational
               Facilities Authority,
               Revenue Bonds,
               Quinnipiac College
               Issue, Series D,
               6.000%, 7/01/23

        2,000 State of Connecticut       7/04 at 101 1/2       AAA    2,101,720
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Loomis
               Chaffee School Issue,
               Series B, 6.000%,
               7/01/25

        1,500 State of Connecticut           7/05 at 101       AAA    1,544,895
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Kent
               School Issue, Series B,
               5.400%, 7/01/23

          500 State of Connecticut           7/06 at 102       AAA      535,000
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Trinity
               College Issue,
               Series E, 5.875%,
               7/01/26

        1,490 State of Connecticut           7/08 at 101        AA    1,496,765
               Health and Educational
               Facilities Authority,
               Revenue Bonds,
               Canterbury School
               Issue, Series A,
               5.000%, 7/01/18

        1,000 State of Connecticut           7/07 at 102       AAA    1,036,740
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Suffield
               Academy Issue,
               Series A, 5.400%,
               7/01/27

              State of Connecticut
              Health and Educational
              Facilities Authority,
              Revenue Bonds, Fairfield
              University, Series I:
          925  5.250%, 7/01/25               7/09 at 101       AAA      960,566
        2,755  5.500%, 7/01/29               7/09 at 101       AAA    2,895,725

        2,000 State of Connecticut           7/09 at 101       Aaa    2,115,620
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Horace
               Bushnell Memorial Hall
               Issue, Series A,
               5.625%, 7/01/29

              State of Connecticut
              Health and Educational
              Facilities Authority,
              Revenue Bonds,
              Connecticut State
              University System Issue,
              Series 1999C:
        1,155  5.500%, 11/01/17             11/09 at 101       AAA    1,254,780
        1,155  5.500%, 11/01/18             11/09 at 101       AAA    1,248,982
        1,155  5.500%, 11/01/19             11/09 at 101       AAA    1,245,679

          750 State of Connecticut           7/10 at 101       AAA      820,718
               Health and Educational
               Facilities Authority,
               Revenue Bonds,
               Connecticut College
               Issue, Series D,
               5.750%, 7/01/30

        1,000 State of Connecticut           7/11 at 101       AAA    1,012,870
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Trinity
               College, Series 2001G,
               5.000%, 7/01/31


--------------------------------------------------------------------------------
8

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Education and Civic
              Organizations (continued)

   $    1,000 State of Connecticut           7/11 at 101        A2 $  1,060,700
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Loomis
               Chaffee School, Series D,
               5.500%, 7/01/23

          925 State of Connecticut           3/11 at 101       AAA      935,776
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Greenwich
               Academy, Series 2001B,
               5.000%, 3/01/32

          500 University of Connecticut,    11/10 at 101       AAA      548,180
               Special Obligation
               Student Fee Revenue
               Bonds, 2000 Series A,
               5.750%, 11/15/29

          135 University of Connecticut,     3/10 at 101       AAA      147,174
               General Obligation Bonds,
               2000 Series A, 5.550%,
               3/01/18

        1,500 University of Connecticut,     4/11 at 101        AA    1,578,990
               General Obligation Bonds,
               2001 Series A, 5.250%,
               4/01/20

-------------------------------------------------------------------------------
              Healthcare - 10.0%

        2,600 State of Connecticut           1/02 at 101       AAA    2,634,684
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Bristol
               Hospital Issue, Series A,
               7.000%, 7/01/20

          900 State of Connecticut           1/02 at 102       AAA      921,141
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Hospital
               of Raphael Issue,
               Series D, 6.625%, 7/01/14

        2,000 State of Connecticut           7/02 at 102       AAA    2,101,320
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Bridgeport
               Hospital Issue, Series A,
               6.625%, 7/01/18

          800 State of Connecticut           7/04 at 102       AAA      851,480
               Health and Educational
               Facilities Authority,
               Revenue Bonds, New
               Britain General Hospital
               Issue, Series B, 6.000%,
               7/01/24

        1,000 State of Connecticut           7/09 at 101       Aaa    1,017,430
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Stamford
               Hospital Issue, Series G,
               5.000%, 7/01/18

              State of Connecticut
              Health and Educational
              Facilities Authority,
              Revenue Bonds, Hospital
              for Special Care Issue,
              Series B:
        1,000  5.375%, 7/01/17               7/07 at 102       BBB      941,470
        3,500  5.500%, 7/01/27               7/07 at 102       BBB    3,165,330

        1,500 State of Connecticut           7/06 at 102       AAA    1,593,450
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Greenwich
               Hospital Issue, Series A,
               5.800%, 7/01/26

        2,000 State of Connecticut           7/07 at 102       AAA    2,130,760
               Health and Educational
               Facilities Authority,
               Revenue Bonds, William W.
               Backus Hospital Issue,
               Series D, 5.750%, 7/01/27

              State of Connecticut
              Health and Educational
              Facilities Authority,
              Revenue Bonds, Danbury
              Hospital Issue, Series G:
          500  5.700%, 7/01/22               7/09 at 101       AAA      536,060
        1,000  5.625%, 7/01/25               7/09 at 101       AAA    1,061,170

        1,500 State of Connecticut          11/09 at 101       AAA    1,610,505
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Catholic
               Health East Issue,
               Series 1999F, 5.750%,
               11/15/29

        2,725 State of Connecticut           7/09 at 101        AA    2,884,413
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Waterbury
               Hospital Issue, Series C,
               5.750%, 7/01/20

        2,000 State of Connecticut           7/10 at 101        AA    2,160,880
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Eastern
               Connecticut Health
               Network Issue, Series A,
               6.000%, 7/01/25

        2,250 State of Connecticut           7/05 at 102       AAA    2,559,420
               Development Authority,
               Solid Waste Disposal
               Facilities Revenue Bonds
               (Pfizer Inc. Project),
               1994 Series, 7.000%,
               7/01/25 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Housing/Multifamily - 2.2%

        2,000 City of Bridgeport Housing    12/09 at 102       N/R    2,050,520
               Authority, Connecticut,
               Multifamily Housing
               Revenue Bonds (Stratfield
               Apartments Project),
               Series 1999, 7.250%,
               12/01/24

        2,000 Connecticut Housing           12/09 at 100        AA    2,083,720
               Finance Authority,
               Housing Mortgage Finance
               Program Bonds, 1999
               Series D2, 6.200%,
               11/15/41 (Alternative
               Minimum Tax)

        1,500 New Britain Senior             1/02 at 102       AAA    1,536,720
               Citizens Housing
               Development Corporation,
               Connecticut, Mortgage
               Revenue Refunding Bonds
               (FHA-Insured Mortgage
               Loan - Nathan Hale
               Apartments Section 8
               Assisted Project),
               Series 1992A, 6.875%,
               7/01/24

-------------------------------------------------------------------------------
              Housing/Single Family -
               8.7%

        1,250 Connecticut Housing            5/03 at 102        AA    1,299,275
               Finance Authority,
               Housing Mortgage Finance
               Program Bonds, 1993
               Series A, 6.200%, 5/15/14


--------------------------------------------------------------------------------
9

                 Portfolio of Investments (Unaudited)
                 Nuveen Connecticut Municipal Bond Fund (continued) August 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Single Family
              (continued)

     $  2,750 Connecticut Housing            5/04 at 102        AA $  2,867,260
               Finance Authority,
               Housing Mortgage Finance
               Program Bonds, 1994
               Series A, 6.100%, 5/15/17

        1,210 Connecticut Housing            5/05 at 102        AA    1,246,808
               Finance Authority,
               Housing Mortgage Finance
               Program Bonds, 1995
               Series A, Subseries A-1,
               6.100%, 5/15/17

        6,260 Connecticut Housing           11/07 at 102        AA    6,512,341
               Finance Authority,
               Housing Mortgage Finance
               Program Bonds, 1997
               Series B, Subseries B-2,
               5.850%, 11/15/28
               (Alternative Minimum Tax)

        1,000 Connecticut Housing           11/05 at 102        AA    1,054,880
               Finance Authority,
               Housing Mortgage Finance
               Program Bonds, 1995
               Series F, Subseries F-1,
               6.000%, 5/15/17

        1,500 Connecticut Housing            5/06 at 102        AA    1,560,945
               Finance Authority,
               Housing Mortgage Finance
               Program Bonds, 1996
               Series B, Subseries B-1,
               6.050%, 5/15/18

        4,325 Connecticut Housing           11/06 at 102        AA    4,487,361
               Finance Authority,
               Housing Mortgage Finance
               Program Bonds, 1996
               Subseries E-2, 6.150%,
               11/15/27 (Alternative
               Minimum Tax)

        1,490 Connecticut Housing           11/06 at 102        AA    1,557,095
               Finance Authority,
               Housing Mortgage Finance
               Program Bonds, 1997
               Series F, Subseries F-2,
               6.000%, 11/15/27
               (Alternative Minimum Tax)
          750 Connecticut Housing            5/10 at 100        AA      794,160
               Finance Authority,
               Housing Mortgage Finance
               Program Bonds, 2000
               Series A1, 6.000%,
               11/15/28

        1,585 Connecticut Housing            5/10 at 100        AA    1,608,093
               Finance Authority,
               Housing Mortgage Finance
               Program Bonds, 2001
               Series A-1, 5.250%,
               11/15/28

-------------------------------------------------------------------------------
              Long-Term Care - 7.0%

          500 Connecticut Housing            6/10 at 102       AAA      528,735
               Finance Authority,
               Special Obligation Bonds
               (Group Home Mortgage
               Finance Program),
               Series GH-5, 5.850%,
               6/15/30

        1,000 Connecticut Health and         8/08 at 102       AAA    1,015,280
               Educational Facilities
               Authority, Revenue Bonds
               (FHA-Insured Mortgage),
               Hebrew Home and Hospital
               Issue, Series B, 5.200%,
               8/01/38

        2,000 Connecticut Health and        11/04 at 102       AAA    2,289,320
               Educational Facilities
               Authority, Revenue Bonds
               (AHF/Hartford, Inc.
               Project), Nursing Home
               Program Issue,
               Series 1994, 7.125%,
               11/01/24

              Connecticut Development
              Authority, First Mortgage
              Gross Revenue Healthcare
              Project Refunding Bonds
              (Church Homes, Inc. -
               Congregational Avery
              Heights Project), 1997
              Series:
        1,700  5.700%, 4/01/12               4/07 at 102       BBB    1,610,665
        2,610  5.800%, 4/01/21               4/07 at 102       BBB    2,371,524

        1,875 Connecticut Development       12/06 at 103      BBB+    1,695,769
               Authority, First Mortgage
               Gross Revenue Healthcare
               Project Refunding Bonds
               (the Elim Park Baptist
               Home, Inc. Project),
               Series 1998A, 5.375%,
               12/01/18

              Connecticut Development
              Authority, First Mortgage
              Gross Revenue Healthcare
              Project Refunding Bonds
              (Connecticut Baptist
              Homes, Inc. Project), 1999
              Series:
        1,000  5.500%, 9/01/15               9/09 at 102        AA    1,058,750
          500  5.625%, 9/01/22               9/09 at 102        AA      521,760

        1,000 Connecticut Development       12/09 at 102       N/R      991,930
               Authority, First Mortgage
               Gross Revenue Healthcare
               Project Refunding Bonds
               (Mary Wade Home,
               Incorporated Project),
               1999 Series A, 6.375%,
               12/01/18

              Connecticut Development
              Authority, Revenue
              Refunding Bonds (Duncaster
              Inc. Project),
              Series 1999A:
        2,200  5.250%, 8/01/19               2/10 at 102        AA    2,253,724
        3,910  5.375%, 8/01/24               2/10 at 102        AA    4,012,598

-------------------------------------------------------------------------------
              Tax Obligation/General -
               14.2%

        2,800 City of Bridgeport,            3/07 at 101       AAA    2,894,892
               Connecticut, General
               Obligation Bonds, 1997
               Series A, 5.250%, 3/01/17

        1,000 City of Bridgeport,            7/10 at 101       AAA    1,111,140
               Connecticut, General
               Obligation Bonds, 2000
               Series A, 6.000%, 7/15/19

          325 Town of Canterbury,           No Opt. Call        A3      388,814
               Connecticut, General
               Obligation Bonds, 7.200%,
               5/01/09

              Town of Cheshire,
              Connecticut, General
              Obligation Bonds, Issue of
              1999:
          660  5.625%, 10/15/18             10/09 at 101       Aa3      714,846
          660  5.625%, 10/15/19             10/09 at 101       Aa3      712,503

        2,800 State of Connecticut,         No Opt. Call        AA    1,833,076
               General Obligation
               Capital Appreciation
               Bonds (College Savings
               Plan), 1991 Series B,
               0.000%, 12/15/11


--------------------------------------------------------------------------------
10

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
              (continued)

     $  1,000 State of Connecticut,         No Opt. Call        AA $    741,460
               General Obligation
               Capital Appreciation
               Bonds (College Savings
               Plan), 1990 Series A,
               0.000%, 5/15/09

          500 State of Connecticut,         11/09 at 101        AA      539,970
               General Obligation Bonds,
               1999 Series B, 5.500%,
               11/01/18

        3,000 State of Connecticut,         No Opt. Call        AA    2,002,920
               General Obligation
               Capital Appreciation
               Bonds (College Savings
               Plan), 1993 Series A,
               0.000%, 6/15/11

        5,000 State of Connecticut,         No Opt. Call       Aa2    6,908,600
               General Obligation Bonds,
               Residual Certificates,
               Series 514, 12.360%,
               12/15/13 (IF)

              Town of Glastonbury,
              Connecticut, General
              Obligation Bonds, Issue of
              1988:
          200  7.200%, 8/15/06              No Opt. Call       Aa1      236,198
          200  7.200%, 8/15/07              No Opt. Call       Aa1      240,550
          200  7.200%, 8/15/08              No Opt. Call       Aa1      244,238

              Town of Griswold,
              Connecticut, General
              Obligation Bonds, Issue of
              1989:
          200  7.500%, 4/01/02              No Opt. Call       AAA      205,968
          200  7.500%, 4/01/03              No Opt. Call       AAA      215,244
          200  7.500%, 4/01/04              No Opt. Call       AAA      223,130
          150  7.500%, 4/01/05              No Opt. Call       AAA      172,601

          340 City of Middletown,           No Opt. Call        AA      393,305
               Connecticut, General
               Obligation Bonds, 6.900%,
               4/15/06

          665 City of New Haven,            11/09 at 101       AAA      747,061
               Connecticut, General
               Obligation Bonds,
               Series 2000C, 6.000%,
               11/01/19

        1,630 City of New Haven,            11/10 at 101       AAA    1,671,043
               Connecticut, General
               Obligation Bonds,
               Series 2001A, 5.000%,
               11/01/20

              City of New London,
              Connecticut, Water
              Department Revenue General
              Obligation Bonds,
              Series 20:
          120  7.300%, 12/01/05             No Opt. Call        A+      139,428
          100  7.300%, 12/01/07             No Opt. Call        A+      120,654

          975 Northern Mariana Islands       6/10 at 100         A    1,030,936
               Commonwealth, General
               Obligation Bonds,
               Series 2000A, 6.000%,
               6/01/20

              Town of Old Saybrook,
               Connecticut, General
               Obligation Bonds:
          160  7.400%, 5/01/08              No Opt. Call        A2      193,598
          160  7.400%, 5/01/09              No Opt. Call        A2      194,270

              Town of Old Saybrook,
              Connecticut, General
              Obligation Bonds:
          275  6.500%, 2/15/10              No Opt. Call       AAA      326,183
          270  6.500%, 2/15/11              No Opt. Call       AAA      323,881

              Town of Plainfield,
              Connecticut, General
              Obligation Bonds:
          100  7.000%, 9/01/01              No Opt. Call        A3      100,000
          100  7.100%, 9/01/02               9/01 at 102        A3      102,312
          310  7.100%, 9/01/03               9/01 at 102        A3      317,301
          100  7.200%, 9/01/04               9/01 at 102        A3      102,363
          335  7.250%, 9/01/06               9/01 at 102        A3      342,929
          335  7.300%, 9/01/08               9/01 at 102        A3      342,943
          155  7.300%, 9/01/10               9/01 at 102        A3      158,675

              Regional School District
              No. 16, Towns of Beacon
              Falls and Prospect,
              Connecticut, General
              Obligation Bonds, Issue of
              2000:
          650  5.500%, 3/15/18               3/10 at 101       Aaa      710,002
          650  5.625%, 3/15/19               3/10 at 101       Aaa      714,779
          650  5.700%, 3/15/20               3/10 at 101       Aaa      717,548

        3,700 Commonwealth of Puerto        No Opt. Call       AAA    4,951,303
              Rico, Public Improvement
              Bonds, TICS, 9.664%,
              7/01/19 (IF)

              City of Torrington,
              Connecticut, General
              Obligation Bonds:
          700  6.400%, 5/15/11               5/02 at 102       AAA      732,039
          680  6.400%, 5/15/12               5/02 at 102       AAA      711,124

              City of Waterbury,
              Connecticut, General
              Obligation Tax Revenue
              Intercept Bonds, 2000
              Issue:
          910  6.000%, 2/01/18               2/09 at 101        AA      976,466
        1,025  6.000%, 2/01/20               2/09 at 101        AA    1,101,844

              Town of Winchester,
              Connecticut, General
              Obligation Bonds:
          140  6.750%, 4/15/06              No Opt. Call        A1      160,122
          140  6.750%, 4/15/07              No Opt. Call        A1      162,606
          140  6.750%, 4/15/08              No Opt. Call        A1      164,644
          140  6.750%, 4/15/09              No Opt. Call        A1      166,439
          140  6.750%, 4/15/10              No Opt. Call        A1      168,344

--------------------------------------------------------------------------------
11

                 Portfolio of Investments (Unaudited)
                 Nuveen Connecticut Municipal Bond Fund (continued) August 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               16.9%

              State of Connecticut
              Health and Educational
              Facilities Authority,
              Revenue Bonds, Nursing
              Home Program Issue,
              Series 1994 (St. Camillus
              Health Center Project):
     $  2,000  6.250%, 11/01/18             11/04 at 102       AA- $  2,109,140
        3,695  6.250%, 11/01/18             11/04 at 102       AAA    4,020,530

          880 State of Connecticut           7/08 at 102       AAA      872,872
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Child Care
               Facilities Program Issue,
               Series A, 5.000%, 7/01/28

        1,000 State of Connecticut          11/04 at 102       AAA    1,119,680
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Nursing
               Home Program Issue,
               Series 1994 (Sharon
               Health Care Project),
               6.250%, 11/01/21

        5,000 State of Connecticut          11/04 at 102       AAA    5,507,600
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Nursing
               Home Program Issue,
               Series 1994 (Saint
               Joseph's Manor Project),
               6.250%, 11/01/16

        3,000 State of Connecticut          11/04 at 102       AAA    3,264,300
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Nursing
               Home Program Issue,
               Series 1994 (the Jewish
               Home for the Elderly of
               Fairfield County
               Project), 6.250%,
               11/01/20

              State of Connecticut
              Health and Educational
              Facilities Authority,
              Revenue Bonds, Nursing
              Home Program Issue,
              Series 1994 (Highland View
              Manor, Inc. Project):
        1,500  7.200%, 11/01/10             11/04 at 102       AAA    1,692,255
               (Alternative Minimum Tax)
        4,200  7.500%, 11/01/16             11/04 at 102       AAA    4,789,428
               (Alternative Minimum Tax)

              State of Connecticut
              Health and Educational
              Facilities Authority,
              Revenue Bonds, Nursing
              Home Program Issue,
              Series 1994 (Wadsworth
              Glen Healthcare Center
              Project):
        1,100  7.200%, 11/01/10             11/04 at 102       AAA    1,240,987
               (Alternative Minimum Tax)
        1,000  7.500%, 11/01/16             11/04 at 102       AAA    1,140,340
               (Alternative Minimum Tax)

        4,115 State of Connecticut          11/06 at 102        AA    4,445,640
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Nursing
               Home Program Issue,
               Series 1996 (Abbott
               Terrace Health Center
               Project), 5.750%,
               11/01/13

        4,365 State of Connecticut          11/06 at 102        AA    4,662,562
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Nursing
               Home Program Issue,
               Series 1996 (3030 Park
               Fairfield Health Center
               Project), 6.250%,
               11/01/21

        1,150 State of Connecticut,         No Opt. Call       AA-    1,349,514
               Special Tax Obligation
               Bonds, 1992 Series B
               (Transportation
               Infrastructure Purposes),
               6.125%, 9/01/12

              State of Connecticut,
              Certificates of
              Participation (Juvenile
              Training School),
              Series 2001:
        1,275  5.000%, 12/15/20             12/11 at 101       AA-    1,294,227
        1,000  5.000%, 12/15/30             12/11 at 101       AA-      999,160

              Puerto Rico Highway and
              Transportation Authority,
              Transportation Revenue
              Bonds, Series B:
        1,500  5.750%, 7/01/16               7/10 at 101       AAA    1,680,990
        1,000  5.750%, 7/01/19               7/10 at 101       AAA    1,108,930

        2,000 Virgin Islands Public         10/10 at 101      BBB-    2,182,820
               Finance Authority,
               Revenue Bonds,
               Series 1999A (Virgin
               Islands Gross Receipts
               Taxes Loan Note), 6.500%,
               10/01/24

          725 Town of Woodstock,             9/01 at 102       AAA      742,045
               Connecticut, Special
               Obligation Bonds, 1990
               Issue (Woodstock Academy)
               (General Obligation
               Bonds), 6.900%, 3/01/06

-------------------------------------------------------------------------------
              Transportation - 0.9%

        1,000 State of Connecticut,          4/11 at 101       AAA    1,007,270
               General Airport Revenue
               Bonds, Series 2001A
               (Bradley International
               Airport), 5.125%,
               10/01/26 (Alternative
               Minimum Tax)

        1,000 City of Hartford,              7/10 at 100       BBB    1,067,690
               Connecticut, Parking
               System Revenue Bonds,
               2000 Series A, 6.500%,
               7/01/25

          250 Puerto Rico Ports              6/06 at 102      BBB-      259,075
               Authority, Special
               Facilities Revenue Bonds,
               1996 Series A (American
               Airlines, Inc. Project),
               6.250%, 6/01/26
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 9.7%

        2,860 State of Connecticut           7/03 at 100       AAA    3,115,512
               Health and Educational
               Facilities Authority,
               Revenue Bonds, University
               of Hartford Issue,
               Series C, 8.000%, 7/01/18
               (Pre-refunded to 7/01/03)

        1,300 State of Connecticut           1/02 at 100       AAA    1,640,717
               Health and Educational
               Facilities Authority,
               Revenue Bonds (Lutheran
               General Healthcare
               System - Parkside Lodges
               Projects), 7.375%,
               7/01/19

        3,500 State of Connecticut           7/02 at 102       AAA    3,676,750
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Middlesex
               Hospital Issue, Series G,
               6.250%, 7/01/12 (Pre-
               refunded to 7/01/02)


--------------------------------------------------------------------------------
12

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed
              (continued)

     $  1,100 State of Connecticut           7/02 at 102    N/R*** $  1,152,921
               Health and Educational
               Facilities Authority,
               Revenue Bonds, William W.
               Backus Hospital Issue,
               Series C, 6.000%, 7/01/12
               (Pre-refunded to 7/01/02)

        2,000 State of Connecticut           7/04 at 102       AAA    2,213,620
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Trinity
               College Issue, Series D,
               6.125%, 7/01/24 (Pre-
               refunded to 7/01/04)

        2,910 State of Connecticut           7/03 at 102   Baa2***    3,136,194
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Quinnipiac
               College Issue, Series D,
               6.000%, 7/01/23 (Pre-
               refunded to 7/01/03)

        7,000 State of Connecticut           9/02 at 102     A2***    7,423,150
               Development Authority,
               Healthcare Project
               Refunding Bonds
               (Duncaster, Inc.
               Project), 1992 Series,
               6.750%, 9/01/15 (Pre-
               refunded to 9/01/02)

              City of New Haven,
              Connecticut, General
              Obligation Bonds, Issue of
              1992:
          200  9.250%, 3/01/02              No Opt. Call       AAA      206,156
        1,000  7.400%, 3/01/12 (Pre-         3/02 at 102       AAA    1,044,280
               refunded to 3/01/02)

        1,825 Puerto Rico Infrastructure    10/10 at 101       AAA    1,952,458
               Financing Authority,
               Special Obligation Bonds,
               2000 Series A, 5.500%,
               10/01/40

-------------------------------------------------------------------------------
              Utilities - 9.6%

        8,000 Bristol, Connecticut,          7/05 at 102        A2    8,573,200
               Resource Recovery
               Facility Operating
               Committee, Solid Waste
               Revenue Refunding Bonds
               (Ogden Martin Systems of
               Bristol, Inc. Project),
               1995 Series, 6.500%,
               7/01/14

          900 Connecticut Development       10/08 at 102       BBB      924,327
               Authority, Pollution
               Control Revenue Refunding
               Bonds (Connecticut Light
               and Power Company),
               Series 1993A, 5.850%,
               9/01/28

              Connecticut Resources
              Recovery Authority,
              Revenue Bonds
              (Wallingsford Resource
              Recovery Project), 1991
              Series One, Subordinated:
          400  6.750%, 11/15/03             11/01 at 102        AA      410,800
               (Alternative Minimum Tax)
          500  6.800%, 11/15/04             11/01 at 102        AA      513,235
               (Alternative Minimum Tax)

        5,250 Connecticut Resources         11/02 at 102       BBB    5,381,670
               Recovery Authority,
               Corporate Credit
               Bonds/Tax Exempt Interest
               (American REF-FUEL
               Company of Southeastern
               Connecticut Project),
               1992 Series A, 6.450%,
               11/15/22 (Alternative
               Minimum Tax)

              Eastern Connecticut
              Resource Recovery
              Authority, Solid Waste
              Revenue Bonds
              (Wheelabrator Lisbon
              Project), Series 1993A:
          240  5.250%, 1/01/06               1/03 at 102       BBB      243,348
               (Alternative Minimum Tax)
        9,665  5.500%, 1/01/20               1/03 at 102       BBB    9,244,959
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Water and Sewer - 1.8%

          770 Connecticut Development       12/01 at 101         A      779,995
               Authority, Water
               Facilities Refunding
               Revenue Bonds (Bridgeport
               Hydraulic Company
               Project), 1990 Series,
               7.250%, 6/01/20

        2,000 Connecticut Development       12/03 at 102       AAA    2,131,420
               Authority, Water
               Facilities Revenue
               Refunding Bonds
               (Connecticut Water
               Company Project), 1993
               Series, 6.650%, 12/15/20

        1,750 Connecticut Development        4/07 at 102         A    1,883,595
               Authority, Water
               Facilities Revenue Bonds
               (Bridgeport Hydraulic
               Company Project), 1995
               Series, 6.150%, 4/01/35
               (Alternative Minimum Tax)

           50 State of Connecticut,          1/02 at 101       AAA       51,183
               Clean Water Fund Revenue
               Bonds, 1991 Series,
               7.000%, 1/01/11

-------------------------------------------------------------------------------
     $245,115 Total Investments (cost                               257,722,368
               $241,230,912)  - 98.1%
-------------------------------------------------------------------------------
------------
              Short-Term Investments -
               1.1%

     $  3,000 Puerto Rico Government                        VMIG-1    3,000,000
               Development Bank,
               Adjustable Refunding
               Bonds, Series 1985,
               Variable Rate
------------
              Demand Bonds, 1.500%,
               12/01/15+

         ----------------------------------------------------------------------
              Other Assets Less                                       2,011,640
               Liabilities - 0.8%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $262,734,008
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.
         (IF) Inverse floating rate security.
         + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term securi-ty. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
13

                 Portfolio of Investments (Unaudited)
                 Nuveen New Jersey Municipal Bond Fund
                 August 31, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Basic Materials - 0.2%

     $    250 Pollution Control Financing    No Opt. Call        A3 $   280,823
               Authority of Union County,
               New Jersey, Pollution
               Control Revenue Refunding
               Bonds, American Cyanamid
               Company Issue, Series
               1994, 5.800%, 9/01/09

-------------------------------------------------------------------------------
              Consumer Staples - 2.2%

        2,825 The Children's Trust Fund,      7/10 at 100       Aa3   3,023,513
               Puerto Rico, Tobacco
               Settlement Asset-Backed
               Bonds, Series 2000,
               5.750%, 7/01/20

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 4.6%

          910 New Jersey Economic            No Opt. Call       N/R   1,024,596
               Development Authority,
               Economic Development
               Bonds, Yeshiva Ktana of
               Passaic (1992 Project),
               8.000%, 9/15/18

          290 New Jersey Economic            No Opt. Call       AAA     313,487
               Development Authority,
               Insured Revenue Bonds,
               Educational Testing
               Service Issue, Series
               1995B, 5.500%, 5/15/05

        2,230 New Jersey Economic             2/08 at 101       N/R   2,230,602
               Development Authority,
               School Revenue Bonds,
               Gill/St. Bernard School,
               Series 1998, 6.000%,
               2/01/25

          665 New Jersey Educational          1/02 at 100         A     667,148
               Facilities Authority,
               Revenue Bonds, Trenton
               State College Issue,
               Series 1976D, 6.750%,
               7/01/08

          410 New Jersey Educational          7/03 at 102      Baa1     425,596
               Facilities Authority,
               Revenue Refunding Bonds,
               Monmouth College,
               Series 1993-A, 5.625%,
               7/01/13

          835 New Jersey Educational          7/04 at 100       AAA     879,121
               Facilities Authority,
               Revenue Bonds, Princeton
               University, 1994 Series A,
               5.875%, 7/01/11

          650 New Jersey Educational          7/11 at 100       AAA     658,782
               Facilities Authority,
               Revenue Bonds, Ramapo
               College, Series 2001D,
               5.000%, 7/01/25

           55 New Jersey Higher Education     7/02 at 102        A+      56,857
               Assistance Authority,
               Student Loan Revenue
               Bonds, 1992 Series A
               (New Jersey Class Loan
               Program), 6.000%, 1/01/06
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Healthcare - 6.6%

        1,200 New Jersey Healthcare           7/07 at 102       AAA   1,240,764
               Facilities Financing
               Authority, Revenue and
               Refunding Bonds, Holy Name
               Hospital Issue, Series
               1997, 5.250%, 7/01/20

          200 New Jersey Healthcare           7/04 at 102       AAA     219,258
               Facilities Financing
               Authority, Revenue Bonds,
               Newark Beth Israel Medical
               Center Issue, Series 1994,
               5.800%, 7/01/07

          400 New Jersey Healthcare           7/02 at 102        A-     420,748
               Facilities Financing
               Authority, Refunding
               Revenue Bonds, Atlantic
               City Medical Center Issue,
               Series C, 6.800%, 7/01/05

          100 New Jersey Healthcare           7/02 at 102       AAA     104,888
               Facilities Financing
               Authority, Revenue Bonds,
               West Jersey Health System,
               Series 1992, 6.000%,
               7/01/07

          250 New Jersey Healthcare          No Opt. Call       AAA     256,705
               Facilities Financing
               Authority, Revenue Bonds,
               Monmouth Medical Center
               Issue, Series C, 5.700%,
               7/01/02

          250 New Jersey Healthcare           7/04 at 102       AAA     273,210
               Facilities Financing
               Authority, Revenue Bonds,
               Dover General Hospital and
               Medical Center Issue,
               Series 1994, 5.900%,
               7/01/05

        1,000 New Jersey Healthcare           7/07 at 102       AAA   1,006,240
               Facilities Financing
               Authority, Revenue and
               Refunding Bonds, AHS
               Hospital Corporation
               Issue, Series 1997A,
               5.000%, 7/01/27

              New Jersey Healthcare
              Facilities Financing
              Authority, Revenue Bonds,
              Bayonne Hospital Obligated
              Group, Series 1994:
          215  6.400%, 7/01/07                7/04 at 102       AAA     238,033
          175  6.250%, 7/01/12                7/04 at 102       AAA     193,041

        1,000 New Jersey Healthcare           7/10 at 100        A+   1,053,320
               Facilities Financing
               Authority, Revenue Bonds,
               Robert Wood Johnson
               University Hospital,
               Series 2000, 5.750%,
               7/01/31

        1,500 New Jersey Healthcare           7/10 at 100       BBB   1,563,765
               Facilities Financing
               Authority, Revenue Bonds,
               Saint Peter's University
               Hospital Issue, Series
               2000A, 6.875%, 7/01/30

          180 New Jersey Healthcare           7/02 at 102      Baa3     185,175
               Facilities Financing
               Authority, Revenue Bonds,
               Palisades Medical Center
               Obligated Group Issue,
               Series 1992, 7.500%,
               7/01/06


--------------------------------------------------------------------------------
14

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Healthcare (continued)

     $    710 New Jersey Economic            12/03 at 102       Aa3 $   747,261
               Development Authority,
               Economic Growth Lease
               Revenue Bonds,
               Remarketed, 1992 Second
               Series B, 5.300%,
               12/01/07 (Alternative
               Minimum Tax)

          300 New Jersey Economic             7/04 at 102       AAA     330,927
               Development Authority,
               Revenue Bonds (RWJ
               Healthcare Corporation
               at Hamilton Obligated
               Group Project), Series
               1994, 6.250%, 7/01/14

        1,000 Puerto Rico Industrial,         1/05 at 102       AAA   1,081,300
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, Hospital
               Revenue Bonds (Hospital
               Auxilio Mutuo Obligated
               Group Project), 1995
               Series A, 6.250%,
               7/01/16

-------------------------------------------------------------------------------
              Housing/Multifamily -
               6.4%

          400 Hudson County                   6/04 at 100        AA     414,272
               Improvement Authority,
               New Jersey, Multifamily
               Housing Revenue Bonds,
               Series 1992A (Conduit
               Financing - Observer
               Park Project), 6.900%,
               6/01/22 (Alternative
               Minimum Tax)

        1,500 New Jersey Housing and          3/10 at 100       AAA   1,613,250
               Mortgage Finance
               Agency, Multifamily
               Housing Revenue Bonds,
               2000 Series A1, 6.350%,
               11/01/31 (Alternative
               Minimum Tax)

        2,000 New Jersey Housing and          8/10 at 100       AAA   2,114,120
               Mortgage Finance
               Agency, Multifamily
               Housing Revenue Bonds,
               2000 Series E1, 5.750%,
               5/01/25

        1,500 New Jersey Housing and          5/06 at 102       AAA   1,596,120
               Mortgage Finance
               Agency, Multifamily
               Housing Revenue Bonds,
               1996 Series A, 6.200%,
               11/01/18 (Alternative
               Minimum Tax)

          700 New Jersey Housing and          5/02 at 102        A+     726,138
               Mortgage Finance
               Agency, Housing Revenue
               Bonds, 1992 Series A,
               6.950%, 11/01/13

          500 New Jersey Housing and         11/02 at 102        A+     523,600
               Mortgage Finance
               Agency, Housing Revenue
               Refunding Bonds, 1992
               Series One,
               6.600%, 11/01/14

        1,090 Newark Housing                 10/09 at 102       Aaa   1,158,714
               Authority, New Jersey,
               Housing Revenue Bonds,
               2000 Series A (GNMA
               Collateralized -
                Fairview Apartments
               Project), 6.300%,
               10/20/19 (Alternative
               Minimum Tax)

          500 North Bergen Housing        9/01 at 101 1/2       N/R     507,915
               Development
               Corporation, New
               Jersey, Mortgage
               Revenue Bonds, Series
               1978 (FHA-Insured
               Mortgage Loan - Section
               8 Assisted Project),
               7.400%, 9/01/20

-------------------------------------------------------------------------------
              Housing/Single Family -
               5.6%

          250 New Jersey Housing and          7/04 at 102       AAA     262,718
               Mortgage Finance
               Agency, Home Buyer
               Revenue Bonds, 1994
               Series K,
               6.300%, 10/01/16
               (Alternative Minimum
               Tax)

        4,000 New Jersey Housing and     10/07 at 101 1/2       AAA   4,268,600
               Mortgage Finance
               Agency, Home Buyer
               Revenue Bonds, 1997
               Series U, 5.700%,
               10/01/14 (Alternative
               Minimum Tax)

        2,500 New Jersey Housing and         10/10 at 100       AAA   2,606,100
               Mortgage Finance
               Agency, Home Buyer
               Revenue Bonds, 2000
               Series CC,
               5.875%, 10/01/31
               (Alternative Minimum
               Tax)

          455 Virgin Islands Housing          3/05 at 102       AAA     476,244
               Finance Authority,
               Single Family Mortgage
               Revenue Refunding Bonds
               (GNMA Mortgage-Backed
               Securities Program),
               1995 Series A, 6.450%,
               3/01/16 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Industrial/Other - 0.1%

          185 New Jersey Economic            12/03 at 102      BBB-     188,106
               Development Authority,
               District Heating and
               Cooling Revenue Bonds
               (Trigen-Trenton
               Project), 1993 Series
               B, 6.100%, 12/01/04
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 9.9%

              New Jersey Economic
              Development Authority,
              Economic Development
              Revenue Bonds, United
              Methodist Homes of New
              Jersey Obligated Group
              Issue, Series 1998:
        1,500  5.125%, 7/01/18                7/08 at 102      BBB-   1,324,260
        3,610  5.125%, 7/01/25                7/08 at 102      BBB-   3,035,288

        5,100 New Jersey Economic            12/09 at 101       Aa3   5,554,359
               Development Authority,
               Economic Development
               Revenue Bonds (Jewish
               Community Housing
               Corporation of
               Metropolitan New Jersey
               1999 Project), 5.900%,
               12/01/31

              New Jersey Healthcare
              Facilities Financing
              Authority, Healthcare
              Facilities Revenue
              Bonds, House of the Good
              Shepherd Obligated Group
              Issue, Series 2001:
        1,000  5.100%, 7/01/21                7/11 at 100        AA   1,016,410
        1,100  5.200%, 7/01/31                7/11 at 100        AA   1,115,400


--------------------------------------------------------------------------------
15

                 Portfolio of Investments (Unaudited)
                 Nuveen New Jersey Municipal Bond Fund (continued)
                 August 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Long-Term Care
              (continued)

     $  1,300 New Jersey Economic            7/08 at 102         A $  1,335,113
               Development Authority,
               First Mortgage Revenue
               Fixed Rate Bonds
               (Cadbury Corporation
               Project), Series 1998A,
               5.500%, 7/01/18

-------------------------------------------------------------------------------
              Tax Obligation/General -
               11.7%

          200 City of Atlantic City,        No Opt. Call         A      214,148
               County of Atlantic, New
               Jersey, General
               Obligation, General
               Improvement Bonds,
               Series 1994,
               5.650%, 8/15/04

          100 County of Atlantic, New        1/04 at 101       AAA      107,475
               Jersey, General
               Improvement Bonds,
               6.000%, 1/01/07

          100 County of Camden, New         No Opt. Call       AAA      102,268
               Jersey, General
               Obligation Refunding
               Bonds, Series 1992,
               5.500%, 6/01/02

          500 The Board of Education        No Opt. Call        AA      577,655
               of the Township of
               Hillsborough, County of
               Somerset, New Jersey,
               General Obligation,
               School Purpose Bonds,
               Series 1992, 5.875%,
               8/01/11

          400 City of Jersey City,          No Opt. Call        AA      407,092
               Hudson County, New
               Jersey, General
               Obligation Bonds, 1992
               School Issue,
               6.500%, 2/15/02

        2,645 The Board of Education         8/07 at 100       AAA    2,971,234
               of the Township of
               Middletown, County of
               Monmouth, New Jersey,
               School Bonds,
               5.800%, 8/01/21

        3,500 The Board of Education         8/10 at 100       AAA    3,569,230
               of the Township of
               Middleton, County of
               Monmouth, New Jersey,
               Refunding School Bonds,
               5.000%, 8/01/22

          100 Township of Montclair,         9/01 at 101       AAA      101,201
               County of Essex, New
               Jersey, General
               Obligation Bonds,
               School Bonds,
               5.800%, 3/01/06

              State of New Jersey,
               General Obligation
               Bonds, Series D:
          200  0.000%, 2/15/03              No Opt. Call       AA+      192,218
        1,000  5.800%, 2/15/07              No Opt. Call       AA+    1,115,150

          165 Township of Parsippany-       No Opt. Call       AA-      134,716
               Troy Hills, New Jersey,
               General Obligation
               Bonds, Series 1992,
               0.000%, 4/01/07

          185 The Board of Education        No Opt. Call       AAA      201,837
               of the City of Perth
               Amboy, County of
               Middlesex, New Jersey,
               School Bonds, 6.200%,
               8/01/04

        2,000 Commonwealth of Puerto     7/07 at 101 1/2       AAA    2,108,220
               Rico, General
               Obligation Bonds,
               Public Improvement
               Refunding Bonds,
               Series 1997, 5.375%,
               7/01/21

        2,000 Commonwealth of Puerto     7/05 at 101 1/2       AAA    2,113,360
               Rico, General
               Obligation Bonds,
               Public Improvement
               Refunding Bonds of
               1995, 5.750%, 7/01/24

        1,500 Commonwealth of Puerto         7/11 at 100       AAA    1,536,225
               Rico, General
               Obligation Bonds,
               Public Improvement
               Bonds, Refunding
               Series 2001, 5.125%,
               7/01/30

          250 City of Union City,           No Opt. Call       AAA      297,608
               County of Hudson, New
               Jersey, General
               Obligation, School
               Purpose Bonds,
               Series 1992, 6.375%,
               11/01/10

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               20.7%

          150 Bergen County Utilities       12/02 at 102       AAA      158,946
               Authority, New Jersey,
               1992 Water Pollution
               Control System Revenue
               Bonds, Series B,
               6.000%, 12/15/13

          500 Essex County Improvement      12/02 at 102      Baa1      521,155
               Authority, New Jersey,
               County Guaranteed
               Pooled Revenue Bonds,
               Series 1992A, 6.500%,
               12/01/12

        1,150 Borough of Little Ferry       No Opt. Call       N/R    1,223,934
               Board of Education,
               Bergen County, New
               Jersey, Certificates of
               Participation,
               6.300%, 1/15/08

          250 Mercer County                 No Opt. Call       AAA      230,990
               Improvement Authority,
               New Jersey, County
               Guaranteed Solid Waste
               Revenue Bonds (Site and
               Disposal Facilities
               Project Refunding),
               1992 Issue, 0.000%,
               4/01/04

        3,000 Middlesex County, New          8/11 at 100       AAA    3,069,360
               Jersey, Certificates of
               Participation, Series
               2001, 5.000%, 8/01/22

        3,025 Middlesex County               9/09 at 100       AAA    3,209,011
               Improvement Authority,
               New Jersey, County
               Guaranteed Open Space
               Trust Fund Revenue
               Bonds, Series 1999,
               5.250%, 9/15/15

        5,280 New Jersey Economic           11/08 at 101       Aaa    5,214,634
               Development Authority,
               Lease Revenue Bonds
               (Bergen County
               Administration
               Complex), Series 1998,
               4.750%, 11/15/26

              New Jersey Economic
              Development Authority,
              Market Transition
              Facility Senior Lien
              Revenue Bonds,
              Series 1994A:
          300  7.000%, 7/01/04              No Opt. Call       AAA      332,475
          650  5.875%, 7/01/11               7/04 at 102       AAA      710,262


--------------------------------------------------------------------------------
16

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

     $    100 New Jersey Sports and           7/02 at 102       AAA $    104,905
               Exposition Authority,
               Convention Center Luxury
               Tax Bonds, 1992 Series
               A, 6.000%, 7/01/07

          100 North Jersey District           7/03 at 102       AAA      106,531
               Water Supply Commission,
               New Jersey, Revenue
               Refunding Bonds (Wanaque
               South Project), Series
               1993, 5.700%, 7/01/05

        2,350 Ocean County Utilities          1/02 at 100       AAA    2,351,152
               Authority, New Jersey,
               Wastewater Revenue
               Bonds, Refunding Series
               1987, 5.000%, 1/01/14

          170 Puerto Rico Aqueduct and    7/06 at 101 1/2         A      175,700
               Sewer Authority,
               Refunding Bonds, Series
               1995, Guaranteed by the
               Commonwealth of Puerto
               Rico, 5.000%, 7/01/15

        5,000 Puerto Rico Public             No Opt. Call       AAA    5,334,550
               Finance Corporation,
               Revenue Bonds,
               Commonwealth
               Appropriation Bonds,
               1998 Series A, 5.125%,
               6/01/24

        5,000 Union County Utilities          6/08 at 102       Aaa    5,013,750
               Authority, New Jersey,
               Solid Waste Bonds,
               County Deficiency
               Agreement, Series 1998A,
               5.000%, 6/15/28
               (Alternative Minimum
               Tax)

--------------------------------------------------------------------------------
              Transportation - 13.9%

        2,150 The Port Authority of           1/08 at 101       AAA    2,171,543
               Delaware River, New
               Jersey, Port District
               Project Bonds, Series B
               1998, 5.000%, 1/01/26

        3,500 The Port Authority of           1/10 at 100       AAA    3,809,855
               Delaware River, New
               Jersey and Pennsylvania,
               Revenue Bonds, Series
               1999, 5.750%, 1/01/22

          100 The Parking Authority of        3/02 at 102      Baa1      103,194
               the City of Hoboken,
               County of Hudson, New
               Jersey, Parking General
               Revenue Refunding Bonds,
               Series 1992A, 6.625%,
               3/01/09

        1,750 The Turnpike Authority of      No Opt. Call        A-    2,001,458
               New Jersey, Turnpike
               Revenue Bonds, Series
               1991C, 6.500%, 1/01/08

          125 The Port Authority of New      10/04 at 101       AAA      136,664
               York and New Jersey,
               Consolidated Bonds,
               Ninety Sixth Series,
               6.600%, 10/01/23
               (Alternative Minimum
               Tax)

          200 The Port Authority of New       7/04 at 101       AA-      214,260
               York and New Jersey,
               Consolidated Bonds,
               Ninety Fifth Series,
               5.500%, 7/15/05
               (Alternative Minimum
               Tax)

        1,000 The Port Authority of New       1/07 at 101       AA-    1,040,180
               York and New Jersey,
               Consolidated Bonds, One
               Hundred Ninth Series,
               5.375%, 7/15/22

        2,000 The Port Authority of New       6/05 at 101       AA-    2,075,380
               York and New Jersey,
               Consolidated Bonds, One
               Hundred Twelfth Series,
               5.250%, 12/01/13
               (Alternative Minimum
               Tax)

              The Port Authority of New
              York and New Jersey,
              Special Project Bonds,
              Series 6 (JFK
              International Air
              Terminal LLC Project):
        2,125  6.250%, 12/01/08              No Opt. Call       AAA    2,452,803
               (Alternative Minimum
               Tax)
        1,000  7.000%, 12/01/12              No Opt. Call       AAA    1,251,470
               (Alternative Minimum
               Tax)
        3,100  5.750%, 12/01/25              12/07 at 100       AAA    3,323,665
               (Alternative Minimum
               Tax)

           45 South Jersey                   11/02 at 102       AAA       47,209
               Transportation
               Authority, New Jersey,
               Transportation System
               Revenue Bonds, 1992
               Series B,
               5.900%, 11/01/06

--------------------------------------------------------------------------------
              U.S. Guaranteed - 7.6%

          100 Atlantic City Board of         12/02 at 102       AAA      106,273
               Education, Atlantic
               County, New Jersey,
               School Bonds, Series
               1992, 6.000%, 12/01/06
               (Pre-refunded to
               12/01/02)

              Essex County Improvement
              Authority, City of
              Newark, New Jersey,
              General Obligation Lease
              Revenue Bonds, Series
              1994:
          620  6.350%, 4/01/07 (Pre-          4/04 at 102   BBB+***      683,457
               refunded to 4/01/04)
          450  6.600%, 4/01/14 (Pre-          4/04 at 102   BBB+***      498,839
               refunded to 4/01/04)

          100 Essex County Improvement       12/04 at 102       AAA      114,194
               Authority, New Jersey,
               General Obligation Lease
               Revenue Bonds, Series
               1994 (County Jail and
               Youth House Projects),
               6.900%, 12/01/14 (Pre-
               refunded to 12/01/04)

        1,680 Lafayette Yard Community        4/10 at 101       Aaa    1,945,255
               Development Corporation,
               City of Trenton, New
               Jersey, Revenue Bonds,
               Series 2000
               (Hotel/Conference Center
               Project), Guaranteed,
               6.000%, 4/01/29
               (Pre-refunded to 4/01/10)


--------------------------------------------------------------------------------
17

                 Portfolio of Investments (Unaudited)
                 Nuveen New Jersey Municipal Bond Fund (continued)
                 August 31, 2001

    Principal                                Optional Call
 Amount (000) Description                      Provisions* Ratings** Market Value
---------------------------------------------------------------------------------
              U.S. Guaranteed
               (continued)

              Monmouth County
              Improvement Authority,
              New Jersey, Revenue
              Bonds, Series 1992
              (Howell Township Board of
              Education Project):
     $    100  6.000%, 7/01/03 (Pre-           7/02 at 102     AA*** $    104,888
               refunded to 7/01/02)
           50  6.450%, 7/01/08 (Pre-           7/02 at 102     AA***       52,629
               refunded to 7/01/02)

          200 New Jersey Economic              3/02 at 102       AAA      208,624
               Development Authority,
               Lease Rental Bonds, 1992
               Series (Liberty State
               Park Project), 6.800%,
               3/15/22 (Pre-refunded to
               3/15/02)

        1,180 New Jersey Healthcare           No Opt. Call       AAA    1,393,084
               Facilities Financing
               Authority, Revenue
               Bonds, Series 1979A
               (Hackensack Hospital),
               8.750%, 7/01/09

          200 New Jersey Healthcare            7/04 at 102       AAA      220,338
               Facilities Financing
               Authority, Revenue
               Bonds, Newark Beth
               Israel Medical Center
               Issue, Series 1994,
               6.000%, 7/01/16 (Pre-
               refunded to 7/01/04)

          250 New Jersey Healthcare            8/04 at 102       AAA      278,608
               Facilities Financing
               Authority, Refunding
               Revenue Bonds, Irvington
               General Hospital Issue,
               Series 1994 (FHA-Insured
               Mortgage), 6.375%,
               8/01/15 (Pre-refunded to
               8/01/04)

          250 New Jersey Healthcare            7/04 at 102       AAA      277,328
               Facilities Financing
               Authority, Revenue
               Bonds, Monmouth Medical
               Center Issue, Series C,
               6.250%, 7/01/16 (Pre-
               refunded to 7/01/04)

              New Jersey Healthcare
              Facilities Financing
              Authority, Revenue Bonds,
              Bayonne Hospital
              Obligated Group, Series
              1994:
           35  6.400%, 7/01/07 (Pre-           7/04 at 102       AAA       38,937
               refunded to 7/01/04)
           25  6.250%, 7/01/12 (Pre-           7/04 at 102       AAA       27,711
               refunded to 7/01/04)

          280 New Jersey Healthcare            7/02 at 102   Baa3***      292,964
               Facilities Financing
               Authority, Revenue
               Bonds, Palisades Medical
               Center Obligated Group
               Issue, Series 1992,
               7.500%, 7/01/06 (Pre-
               refunded to 7/01/02)

          250 New Jersey Economic              4/02 at 102    Aa1***      261,448
               Development Authority,
               Solid Waste Disposal
               Facility Revenue Bonds,
               Series 1992 (Garden
               State Paper Company,
               Inc. Project), 7.125%,
               4/01/22 (Alternative
               Minimum Tax)
               (Pre-refunded to 4/01/02)

          180 New Jersey Economic         12/02 at 101 1/2    Aa3***      191,167
               Development Authority,
               Economic Growth Bonds,
               Composite Issue, 1992
               Second Series A3,
               6.550%, 12/01/07
               (Alternative Minimum
               Tax) (Pre-refunded to
               12/01/02)

          625 New Jersey Economic              5/05 at 102       AAA      701,938
               Development Authority,
               Insured Revenue Bonds,
               Educational Testing
               Service Issue, Series
               1995B, 6.125%, 5/15/15
               (Pre-refunded to
               5/15/05)

          250 New Jersey Sports and            7/02 at 102       AAA      262,775
               Exposition Authority,
               Convention Center Luxury
               Tax Bonds, 1992
               Series A,
               6.250%, 7/01/20 (Pre-
               refunded to 7/01/02)

          100 New Jersey Educational           7/02 at 102      A***      105,216
               Facilities Authority,
               Revenue Bonds, Stevens
               Institute of Technology
               Issue, 1992 Series A,
               6.400%, 7/01/03 (Pre-
               refunded to 7/01/02)

          135 New Jersey Turnpike             No Opt. Call       AAA      143,766
               Authority, Turnpike
               Revenue Bonds, 1984
               Series, 10.375%, 1/01/03

          200 New Jersey Wastewater            4/04 at 102    Aa1***      221,582
               Treatment Trust,
               Wastewater Treatment
               Bonds, Series 1994A,
               6.500%, 4/01/14 (Pre-
               refunded to 4/01/04)

          300 North Bergen Township,           8/02 at 102       AAA      317,397
               Hudson County, New
               Jersey, Fiscal Year
               Adjustment General
               Obligation Bonds, Series
               1992, 6.500%, 8/15/12
               (Pre-refunded to
               8/15/02)

           60 Puerto Rico Highway and      7/02 at 101 1/2       AAA       62,998
               Transportation
               Authority, Highway
               Revenue Bonds, Series T,
               6.625%, 7/01/18
               (Pre-refunded to
               7/01/02)

           55 South Jersey                    11/02 at 102       AAA       58,233
               Transportation
               Authority, New Jersey,
               Transportation System
               Revenue Bonds,
               1992 Series B, 5.900%,
               11/01/06 (Pre-refunded
               to 11/01/02)

        1,100 Sparta Township School           9/06 at 100       AAA    1,227,149
               District, New Jersey,
               General Obligation Bonds
               (Unlimited Tax),
               5.800%, 9/01/18 (Pre-
               refunded to 9/01/06)

          100 University of Medicine          12/01 at 102    AA-***      102,991
               and Dentistry of New
               Jersey, General
               Obligation Bonds, Series
               E, 6.500%, 12/01/18
               (Pre-refunded to
               12/01/01)

          300 Wanaque Borough Sewerage        12/02 at 102     A3***      322,487
               Authority, Passaic
               County, New Jersey,
               Sewer Revenue Bonds,
               Series 1992 (Bank
               Qualified), 7.000%,
               12/01/21 (Pre-refunded
               to 12/01/02)

           75 Wanaque Valley Regional          9/03 at 102   Baa1***       81,377
               Sewerage Authority,
               Passaic County, New
               Jersey, Sewer Revenue
               Bonds, 1993 Series A,
               6.125%, 9/01/22 (Pre-
               refunded to 9/01/03)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Utilities - 4.1%

     $    350 Pollution Control             No Opt. Call        B2 $    348,851
               Financing Authority of
               Camden County, New
               Jersey, Solid Waste
               Disposal and Resource
               Recovery System Revenue
               Bonds, Series 1991C,
               7.125%, 12/01/01
               (Alternative Minimum Tax)

        2,395 Pollution Control             12/01 at 102        B2    2,394,137
               Financing Authority of
               Camden County, New
               Jersey, Solid Waste
               Disposal and Resource
               Recovery System Revenue
               Bonds, Series 1991D,
               7.250%, 12/01/10

          300 Port Authority of New York    No Opt. Call       N/R      324,590
               and New Jersey, Special
               Project Bonds, Series 4
               (KIAC Partners Project),
               7.000%, 10/01/07
               (Alternative Minimum Tax)

          790 Puerto Rico Electric Power    No Opt. Call        A-      936,299
               Authority, Power Revenue
               Bonds, Series S, 7.000%,
               7/01/07

        1,500 Puerto Rico Electric Power     7/05 at 100        A-    1,525,109
               Authority, Power Revenue
               Refunding Bonds, Series
               Z, 5.250%, 7/01/21

-------------------------------------------------------------------------------
              Water and Sewer - 2.2%

          250 Hoboken-Union City-            8/02 at 102       AAA      261,882
               Weehawken Sewerage
               Authority, New Jersey,
               Sewer Revenue Bonds,
               Refunding Series 1992,
               6.200%, 8/01/19

        2,675 North Hudson Sewerage          8/06 at 101       AAA    2,732,645
               Authority, New Jersey,
               Sewer Revenue Bonds,
               Series 1996, 5.125%,
               8/01/22

-------------------------------------------------------------------------------
     $123,265 Total Investments (cost                               129,273,726
               $121,685,146) - 95.8%
-------------------------------------------------------------------------------
------------
              Short-Term Investments -
                2.6%

        3,000 Indiana Health Facility                       VMIG-1    3,000,000
               Financing Authority,
               Hospital Revenue Bonds,
               Clarian Health Obligated
               Group, Variable Rate
               Demand Bonds, 2.500%,
               3/01/30+

          500 New Jersey Economic                           VMIG-1      500,000
               Development Authority,
               Water Facilities Revenue
               Refunding Bonds (United
               Water New Jersey Inc.
               Project), 1996 Series A,
               Variable Rate Demand
               Bonds, 2.500%, 11/01/26+

-------------------------------------------------------------------------------
     $  3,500 Total Short-Term                                        3,500,000
               Investments (cost
               $3,500,000)
-------------------------------------------------------------------------------
------------
              Other Assets Less                                       2,208,210
               Liabilities - 1.6%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $134,981,936
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.
         + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term securi-ty. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
19

                 Portfolio of Investments (Unaudited)
                 Nuveen New York Municipal Bond Fund
                 August 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 0.5%

      $   700 Essex County Industrial       11/09 at 101       BBB $    736,484
               Development Agency, New
               York, Environmental
               Improvement Revenue
               Bonds, 1999 Series A
               (International Paper
               Company Projects),
               6.450%, 11/15/23
               (Alternative Minimum Tax)

          750 Jefferson County              11/02 at 102       BBB      787,680
               Industrial Development
               Agency, New York, Solid
               Waste Disposal Revenue
               Bonds, Multi-Modal
               Interchangeable
               Series 1990 (Champion
               International Corporation
               Project), 7.200%,
               12/01/20 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Staples - 4.8%

        1,500 Erie Tobacco Asset             7/10 at 101        A1    1,600,590
               Securitization
               Corporation, New York,
               Tobacco Settlement Asset-
               Backed Bonds (Senior),
               Series 2000, 6.000%,
               7/15/20

              Monroe Tobacco Asset
              Securitization
              Corporation, New York,
              Tobacco Settlement Asset-
              Backed Bonds, Series 2000:
          250  6.000%, 6/01/15               6/10 at 101        A1      268,585
        1,240  6.150%, 6/01/25               6/10 at 101        A1    1,336,460

        2,610 New York Counties Tobacco      6/10 at 101        A1    2,768,323
               Trust I, Tobacco
               Settlement Pass-Through
               Bonds, Series 2000,
               5.800%, 6/01/23

              New York Counties Tobacco
               Trust II, Tobacco
               Settlement Pass-Through
               Bonds, Series 2001:
        1,300  5.250%, 6/01/25               6/11 at 101        A1    1,330,472
          850  5.625%, 6/01/35               6/11 at 101        A1      876,911

        1,500 Nassau County Tobacco          7/09 at 101        A2    1,628,985
               Settlement Corporation,
               New York, Tobacco
               Settlement Asset-Backed
               Bonds, Series A, 6.500%,
               7/15/27

        2,750 TSASC, Inc., New York,         7/09 at 101       Aa1    2,966,618
               Tobacco Flexible
               Amortization Bonds,
               Series 1999-1, 6.250%,
               7/15/27

        2,500 Westchester Tobacco Asset      7/10 at 101        A1    2,534,675
               Securitization
               Corporation, New York,
               Tobacco Settlement Asset-
               Backed Bonds,
               Series 1999, 0.000%,
               7/15/29

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 10.9%

        2,000 Albany Industrial             10/10 at 100        AA    2,139,220
               Development Agency, New
               York, Civic Facility
               Revenue Bonds (the Albany
               Law School of Union
               University Project),
               Series 2000A, 5.750%,
               10/01/30

        1,750 Brookhaven Industrial          3/03 at 102      BBB-    1,645,473
               Development Agency, New
               York, 1993 Civic Facility
               Revenue Bonds (Dowling
               College/the National
               Aviation and
               Transportation Center
               Civic Facility), 6.750%,
               3/01/23

        1,000 Cattaraugus County             7/10 at 102      Baa1    1,070,170
               Industrial Development
               Agency, New York, Civic
               Facility Revenue Bonds,
               Jamestown Community
               College Issue,
               Series 2000A, 6.500%,
               7/01/30

        2,470 Dutchess County Industrial    11/03 at 102        A3    2,653,274
               Development Agency, New
               York, Civic Facility
               Revenue Bonds (the Bard
               College Project),
               Series 1992, 7.000%,
               11/01/17

        1,465 Monroe County Industrial       6/11 at 102        AA    1,509,214
               Development Agency, New
               York, Civic Facility
               Revenue Bonds (St. John
               Fisher College Project),
               Series 2001, 5.200%,
               6/01/19

          700 New York City Trust for        7/10 at 101         A      742,903
               Cultural Resources,
               Revenue Bonds (the Museum
               of American Folk Art),
               Series 2000, 6.000%,
               7/01/22

          185 New York City Industrial      11/01 at 102       Aa1      189,866
               Development Agency, Civic
               Facility Revenue Bonds
               (Federation Protestant
               Welfare), Series 1991,
               6.950%, 11/01/11

              New York City Industrial
              Development Agency, Civic
              Facility Revenue Bonds
              (College of New Rochelle
              Project), Series 1995:
        1,000  6.200%, 9/01/10               9/05 at 102      Baa2    1,093,950
        1,000  6.300%, 9/01/15               9/05 at 102      Baa2    1,077,340

          700 New York City Industrial      11/10 at 101      BBB-      737,660
               Development Agency, Civic
               Facility Revenue Bonds
               (2000 Polytechnic
               University Project),
               6.000%, 11/01/20

          750 Dormitory Authority of the    No Opt. Call        A3      889,808
               State of New York, City
               University System
               Consolidated, Second
               General Resolution
               Revenue Bonds,
               Series 1990C, 7.500%,
               7/01/10

        1,500 Dormitory Authority of the    No Opt. Call       AA-    1,680,555
               State of New York, City
               University System
               Consolidated, Second
               General Resolution
               Revenue Bonds,
               Series 1993A, 5.750%,
               7/01/07

        1,000 Dormitory Authority of the     5/14 at 100       AA-    1,074,920
               State of New York, State
               University Educational
               Facilities Revenue Bonds,
               Series 1993B, 5.250%,
               5/15/19


--------------------------------------------------------------------------------
20

    Principal                                Optional Call
 Amount (000) Description                      Provisions* Ratings** Market Value
---------------------------------------------------------------------------------
              Education and Civic
              Organizations (continued)

     $    500 Dormitory Authority of the       7/10 at 101       AAA $    543,335
               State of New York,
               Upstate Community
               Colleges Revenue Bonds,
               Series 2000A, 5.750%,
               7/01/29

        1,750 Dormitory Authority of the       7/09 at 101        A+    1,858,238
               State of New York,
               University of Rochester
               Revenue Bonds,
               Series 1999B,
               5.625%, 7/01/24

        1,250 Dormitory Authority of the       7/09 at 102        AA    1,373,175
               State of New York, Pratt
               Institute Revenue Bonds,
               Series 1999,
               6.000%, 7/01/24

        2,700 Dormitory Authority of the       7/09 at 101        AA    2,989,224
               State of New York,
               Marymount Manhattan
               College Insured Revenue
               Bonds, Series 1999,
               6.250%, 7/01/29

          835 Dormitory Authority of the       5/10 at 101       AAA    1,149,536
               State of New York, State
               University Educational
               Facilities Revenue Bonds,
               1999 Resolution, RITES
               Series PA-781A, 12.621%,
               5/15/14 (IF)

          500 Dormitory Authority of the       5/10 at 101       AAA      670,860
               State of New York, State
               University Educational
               Facilities Revenue Bonds,
               1999 Resolution, RITES
               Series PA-781B, 12.621%,
               5/15/16 (IF)

          670 Dormitory Authority of the       5/10 at 101       AAA      888,119
               State of New York, State
               University Educational
               Facilities Revenue Bonds,
               1999 Resolution, RITES
               Series PA-781C, 12.621%,
               5/15/17 (IF)

        1,335 Dormitory Authority of the      No Opt. Call       AAA    1,936,778
               State of New York, State
               University Educational
               Facilities Revenue Bonds,
               1999 Resolution, RITES
               Series PA-781D, 12.621%,
               5/15/16 (IF)

          685 Dormitory Authority of the       7/11 at 102        AA      709,091
               State of New York,
               D'Youville College
               Insured Revenue Bonds,
               Series 2001, 5.250%,
               7/01/20

        3,515 Suffolk County Industrial        6/04 at 102      BBB-    3,269,583
               Development Agency, New
               York, Civic Facility
               Revenue Bonds (Dowling
               College Civic Facility),
               Series 1994, 6.625%,
               6/01/24

        1,000 Suffolk County Industrial       12/06 at 102      BBB-      952,690
               Development Agency, New
               York, Civic Facility
               Revenue Refunding Bonds
               (Dowling College Civic
               Facility), Series 1996,
               6.700%, 12/01/20

              Utica Industrial
              Development Agency, New
              York, Civic Facility
              Revenue Bonds (Utica
              College Project),
              Series 1998A:
          700  5.300%, 8/01/08                No Opt. Call       N/R      723,821
        1,000  5.750%, 8/01/28                 8/08 at 102       N/R      989,810

---------------------------------------------------------------------------------
              Healthcare - 9.7%

        3,300 Dormitory Authority of the       2/07 at 102       AAA    3,610,728
               State of New York,
               Menorah Campus, Inc.,
               FHA-Insured Mortgage
               Nursing Home Revenue
               Bonds, Series 1997,
               5.950%, 2/01/17

        1,000 Dormitory Authority of the       7/06 at 102       Ba3      965,410
               State of New York, Nyack
               Hospital Revenue Bonds,
               Series 1996, 6.000%, 7/01/06

        2,250 Dormitory Authority of the       2/07 at 102       AAA    2,373,998
               State of New York, the
               Rosalind and Joseph
               Gurwin Jewish Geriatric
               Center of Long Island,
               Inc., FHA-Insured
               Mortgage Nursing Home
               Revenue Bonds,
               Series 1997, 5.700%,
               2/01/37

        1,650 Dormitory Authority of the       7/10 at 101       BBB    1,818,729
               State of New York,
               Revenue Bonds, Mount
               Sinai New York University
               Health Obligated Group,
               Series 2000A, 6.500%,
               7/01/25

        3,000 Dormitory Authority of the       7/10 at 101        A3    3,375,090
               State of New York, St.
               Catherine of Sienna
               Medical Center, Catholic
               Health Services of Long
               Island Revenue Bonds,
               Series 2000A,
               6.500%, 7/01/20

        2,900 Dormitory Authority of the       7/11 at 101        A3    3,001,529
               State of New York,
               Revenue Bonds, Lenox Hill
               Hospital Obligated Group,
               Series 2001, 5.500%,
               7/01/30

        1,680 New York State Medical           8/02 at 102       AAA    1,738,934
               Care Facilities Finance
               Agency, Hospital and
               Nursing Home FHA-Insured
               Mortgage Revenue Bonds,
               1992 Series B, 6.200%,
               8/15/22

        5,000 New York State Medical           2/04 at 102       AAA    5,102,950
               Care Facilities Finance
               Agency, Hospital Insured
               Mortgage Revenue Bonds,
               1994 Series A Refunding,
               5.375%, 2/15/25

          320 New York State Medical           2/02 at 100        AA      321,190
               Care Facilities Finance
               Agency, Hospital and
               Nursing Home Insured
               Mortgage Revenue Bonds,
               1989 Series B, 7.350%,
               2/15/29

        1,000 New York State Medical           2/05 at 102        AA    1,079,000
               Care Facilities Finance
               Agency, FHA-Insured
               Mortgage Project Revenue
               Bonds, 1995 Series B,
               6.100%, 2/15/15

          960 New York State Medical          11/05 at 102       Aa1    1,042,762
               Care Facilities Finance
               Agency, Health Center
               Projects Revenue Bonds
               (Secured Mortgage
               Program), Series 1995A,
               6.375%, 11/15/19


--------------------------------------------------------------------------------
21

                 Portfolio of Investments (Unaudited)
                 Nuveen New York Municipal Bond Fund (continued)
                 August 31, 2001

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              Healthcare (continued)

     $  1,020 New York State Medical          2/04 at 102        AA $  1,089,850
               Care Facilities Finance
               Agency, Hospital and
               Nursing Home FHA-Insured
               Mortgage Revenue Bonds,
               1994 Series A, 6.200%,
               2/15/21

          275 New York State Medical          2/02 at 102        AA      281,534
               Care Facilities Finance
               Agency, Hospital and
               Nursing Home Insured
               Mortgage Revenue Bonds,
               1991 Series A, 7.450%,
               8/15/31

        2,000 Newark-Wayne Community          9/03 at 102       N/R    1,957,320
               Hospital, Inc., New York,
               Hospital Revenue
               Improvement and Refunding
               Bonds, Series 1993A,
               7.600%, 9/01/15

        2,000 New York City Industrial       12/02 at 102       BBB    2,041,720
               Development Agency, Civic
               Facility Revenue Bonds
               (1992 Jewish Board of
               Family and Children's
               Services, Inc. Project),
               6.750%, 12/15/12

        1,000 Yonkers Industrial              7/11 at 101      BBB-    1,034,580
               Development Authority,
               New York, Civic Facility
               Revenue Bonds (St. John's
               Riverside Hospital
               Project), Series 2001A,
               7.125%, 7/01/31

--------------------------------------------------------------------------------
              Housing/Multifamily - 6.6%

        1,000 Batavia Housing Authority,      1/02 at 102       Aaa    1,020,440
               New York, Tax-Exempt
               Mortgage Revenue
               Refunding Bonds,
               Series 1994A (Washington
               Towers - FHA-Insured
               Mortgage), 6.500%,
               1/01/23

          335 East Syracuse Housing           4/10 at 102       AAA      369,552
               Authority, New York,
               Mortgage Revenue
               Refunding Bonds,
               Series 2001A (FHA-Insured
               Mortgage Loan - Bennett
               Manor Section 8 Assisted
               Project), 6.700%, 4/01/21

        2,000 New York City Housing           4/03 at 102       AAA    2,089,120
               Development Corporation,
               Multifamily Mortgage
               Revenue Bonds, 1993
               Series A (FHA-Insured
               Mortgage Loan), 6.550%,
               10/01/15

              New York City Housing
               Development Corporation,
               Multifamily Housing
               Revenue Bonds,
               Series 2001A:
        2,000  5.500%, 11/01/31               5/11 at 100        AA    2,060,060
        2,000  5.600%, 11/01/42               5/11 at 100        AA    2,054,820

        2,240 New York State Housing          5/06 at 102       AAA    2,388,803
               Finance Agency, Housing
               Project Mortgage Revenue
               Bonds, 1996 Series A
               Refunding, 6.125%,
               11/01/20

              New York State Housing
              Finance Agency, Insured
              Multifamily Mortgage
              Housing Revenue Bonds,
              1992 Series A:
        1,650  6.950%, 8/15/12                8/02 at 102        AA    1,715,555
          500  7.000%, 8/15/22                8/02 at 102        AA      517,315

        1,000 New York State Housing          2/04 at 102       Aa1    1,053,510
               Finance Agency,
               Multifamily Housing
               Revenue Bonds, 1994
               Series C (Secured
               Mortgage Program),
               6.450%, 8/15/14

        1,000 New York State Housing          8/11 at 101       Aa1    1,032,060
               Finance Agency,
               Multifamily Housing
               Revenue Bonds, 2001
               Series B (Secured
               Mortgage Program),
               5.625%, 8/15/33
               (Alternative Minimum Tax)

        1,000 New York State Housing          8/11 at 100       Aa1    1,025,470
               Finance Agency,
               Multifamily Housing
               Revenue Bonds, 2001
               Series F (Secured
               Mortgage Program),
               5.700%, 8/15/32
               (Alternative Minimum Tax)

        1,000 New York State Urban            1/02 at 102       AAA    1,032,810
               Development Corporation,
               Section 236 Revenue
               Bonds, Series 1992A,
               6.750%, 1/01/26

        1,300 Tonawanda Housing               9/09 at 103       N/R    1,328,938
               Authority, New York,
               Housing Revenue Bonds,
               Series 1999B (Kibler
               Senior Housing, LP
               Project), 7.750%, 9/01/31

        3,030 Westchester County              8/11 at 102       Aaa    3,116,385
               Industrial Development
               Agency, New York, Civic
               Facility Revenue Bonds,
               Series 2001A (GNMA
               Collateralized Mortgage
               Loan - Living
               Independently for the
               Elderly Inc. Project),
               5.400%, 8/20/32

--------------------------------------------------------------------------------
              Housing/Single Family -
               2.1%

        1,500 State of New York Mortgage      9/04 at 102       Aa1    1,588,095
               Agency, Homeowner
               Mortgage Revenue Bonds,
               Series 43, 6.450%, 10/01/17

        1,000 State of New York Mortgage      3/05 at 102       Aa1    1,061,400
               Agency, Homeowner
               Mortgage Revenue Bonds,
               1995 Series 46, 6.600%,
               10/01/19 (Alternative
               Minimum Tax)

        2,000 State of New York Mortgage     10/09 at 100       Aa1    2,063,740
               Agency, Homeowner
               Mortgage Revenue Bonds,
               Series 82,
               5.650%, 4/01/30
               (Alternative Minimum Tax)

        1,470 State of New York Mortgage      4/10 at 100       Aa1    1,537,591
               Agency, Homeowner
               Mortgage Revenue Bonds,
               Series 95,
               5.625%, 4/01/22

          280 State of New York Mortgage     10/10 at 100       Aaa      284,841
               Agency, Mortgage Revenue
               Bonds, Twenty-Ninth
               Series, 5.450%, 4/01/31
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
22

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              Long-Term Care - 4.6%

     $  1,445 New York City Industrial        7/10 at 102       N/R $  1,464,984
               Development Agency,
               Civic Facility Revenue
               Bonds (Special Needs
               Facilities Pooled
               Program), Series 2000A-
               1, 8.125%, 7/01/19

        2,000 Dormitory Authority of          7/06 at 102       Aa1    2,116,180
               the State of New York,
               Bishop Henry R. Hucles
               Nursing Home, Inc.,
               Revenue Bonds,
               Series 1996, 6.000%,
               7/01/24

        2,335 Dormitory Authority of          8/06 at 102       AAA    2,546,784
               the State of New York,
               W.K. Nursing Home
               Corporation, FHA-
               Insured Mortgage
               Revenue Bonds,
               Series 1996, 5.950%,
               2/01/16

        1,000 Dormitory Authority of          7/10 at 102         A    1,116,540
               the State of New York,
               the Miriam Osborn
               Memorial Home
               Association, Revenue
               Bonds, Series 2000B,
               6.375%, 7/01/29

        1,500 Dormitory Authority of          7/10 at 101        A1    1,671,495
               the State of New York,
               Concord Nursing Home,
               Inc., Revenue Bonds,
               Series 2000, 6.500%,
               7/01/29

          300 Dormitory Authority of          2/12 at 101       AAA      309,144
               the State of New York,
               Augustana Lutheran Home
               for the Aged Inc., FHA-
               Insured Mortgage
               Nursing Home Revenue
               Bonds, Series 2001,
               5.400%, 2/01/31

        5,000 Syracuse Housing                2/08 at 102       AAA    5,372,450
               Authority, New York,
               FHA-Insured Mortgage
               Revenue Bonds (Loretto
               Rest Residential Health
               Care Facility Project),
               Series 1997A, 5.800%,
               8/01/37

           20 UFA Development                 7/04 at 102       Aa2       20,115
               Corporation, Utica, New
               York, FHA-Insured
               Mortgage Revenue Bonds
               (Loretto-Utica
               Project), Series 1993,
               5.950%, 7/01/35

--------------------------------------------------------------------------------
              Tax Obligation/General -
               3.7%

            5 City of New York,           8/02 at 101 1/2       AAA        5,253
              General Obligation
              Bonds, Fiscal 1992
              Series C, 6.625%,
              8/01/13

              City of New York,
              General Obligation
              Bonds, Fiscal 1996
              Series G:
        2,000  5.750%, 2/01/17            2/06 at 101 1/2         A    2,135,720
        2,500  5.750%, 2/01/20            2/06 at 101 1/2         A    2,638,650

        1,750 City of New York,          11/06 at 101 1/2         A    1,923,513
               General Obligation
               Bonds, Fiscal 1997
               Series D, 5.875%,
               11/01/11

        1,220 City of New York,           2/02 at 101 1/2         A    1,262,920
               General Obligation
               Bonds, Fiscal 1992
               Series B, 7.500%,
               2/01/06

        1,690 City of New York,               8/08 at 101         A    1,694,191
               General Obligation
               Bonds, Fiscal 1999
               Series C, 5.000%,
               8/15/22

          950 Northern Mariana Islands        6/10 at 100         A    1,004,502
               Commonwealth, General
               Obligation Bonds,
               Series 2000A, 6.000%,
               6/01/20

              South Orangetown Central
              School District,
              Rockland County, New
              York, Serial General
              Obligation Bonds,
              Series 1990:
          390  6.875%, 10/01/08              No Opt. Call        A2      461,058
          390  6.875%, 10/01/09              No Opt. Call        A2      465,141

--------------------------------------------------------------------------------
              Tax Obligation/Limited -
               24.5%

          300 Albany Housing                 10/05 at 102      Baa1      328,851
               Authority, New York,
               Limited Obligation
               Bonds, Series 1995,
               5.850%, 10/01/07

        1,500 Albany Parking                 No Opt. Call      Baa1      683,115
               Authority, New York,
               Aggregate Principal
               Amount, Parking Revenue
               Refunding Bonds,
               Series 1992A, 0.000%,
               11/01/17

        1,250 Battery Park City              11/03 at 102        A+    1,300,975
               Authority, New York,
               Junior Revenue
               Refunding Bonds,
               Series 1993A,
               5.800%, 11/01/22

              Canton Human Services
               Initiative Inc., New
               York, Facility Revenue
               Bonds, Series 2001:
        1,000  5.700%, 9/01/24                9/11 at 102      Baa2    1,031,330
        1,260  5.750%, 9/01/32                9/11 at 102      Baa2    1,298,581

        2,500 New York Housing               11/03 at 102       AAA    2,568,375
               Corporation, Senior
               Revenue Refunding
               Bonds, Series 1993,
               5.000%, 11/01/13

        4,000 Metropolitan                7/03 at 101 1/2       AA-    4,247,720
               Transportation
               Authority, New York,
               Transit Facilities
               Service Contract Bonds,
               Series P, 5.750%,
               7/01/15

              Metropolitan
               Transportation
               Authority, New York,
               Dedicated Tax Fund
               Bonds, Series 1999A:
        1,000  5.250%, 4/01/23                4/09 at 101       AAA    1,042,060
        2,000  5.000%, 4/01/29                4/09 at 101       AAA    2,020,400

        1,500 Metropolitan                    4/10 at 100       AAA    1,666,005
               Transportation
               Authority, New York,
               Dedicated Tax Fund
               Bonds, Series 2000A,
               6.000%, 4/01/30

        1,000 Nassau County Interim          11/10 at 100       AAA    1,112,010
               Finance Authority, New
               York, Sales Tax Secured
               Bonds, Series 2000A,
               5.750%, 11/15/16


--------------------------------------------------------------------------------
23

                 Portfolio of Investments (Unaudited)
                 Nuveen New York Municipal Bond Fund (continued)
                 August 31, 2001

    Principal                                Optional Call
 Amount (000) Description                      Provisions* Ratings** Market Value
---------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

     $  1,700 New York City Transit            1/10 at 101       AAA $  1,859,035
               Authority, Metropolitan
               Transportation
               Authority, Triborough
               Bridge and Tunnel
               Authority, Certificates
               of Participation,
               Series 2000A,
               5.875%, 1/01/30

        1,500 New York City                    5/10 at 101       AA+    1,660,935
               Transitional Finance
               Authority, Future Tax
               Secured Bonds, Fiscal
               2000 Series B,
               6.000%, 11/15/29

        1,000 New York City                    5/10 at 101       AA+    1,053,890
               Transitional Finance
               Authority, Future Tax
               Secured Bonds, Fiscal
               2000 Series C,
               5.500%, 11/01/29

        1,915 New York City                    5/10 at 101       Aa3    2,604,553
               Transitional Finance
               Authority, Future Tax
               Secured Bonds, Residual
               Interest Certificates,
               Series 319, 13.470%,
               11/01/17 (IF)

          220 Dormitory Authority of     10/01 at 114 5/32      Baa1      252,107
               the State of New York,
               Judicial Facilities
               Lease Revenue Bonds,
               Suffolk County Issue,
               Series 1991A, 9.500%,
               4/15/14

        1,000 Dormitory Authority of           7/04 at 102       AA-    1,061,830
               the State of New York,
               Revenue Bonds,
               Department of Education
               of the State of New
               York Issue,
               Series 1994A, 6.250%,
               7/01/24

        2,900 Dormitory Authority of           7/04 at 102       AA-    2,978,271
               the State of New York,
               Department of Health of
               the State of New York,
               Revenue Bonds,
               Series 1994, 5.500%,
               7/01/23

        1,000 Dormitory Authority of           2/07 at 102       AAA    1,072,270
               the State of New York,
               Mental Health Services
               Facilities Improvement
               Revenue Bonds,
               Series 1997A, 5.750%,
               8/15/22

        2,485 Dormitory Authority of           2/07 at 102       AA-    2,612,953
               the State of New York,
               Mental Health Services
               Facilities Improvement
               Revenue Bonds,
               Series 1997B, 5.625%,
               2/15/21

        1,545 New York State                   3/03 at 101       AA-    1,620,968
               Environmental
               Facilities Corporation,
               State Park
               Infrastructure Special
               Obligation Bonds,
               Series 1993A, 5.750%,
               3/15/13

        1,000 New York State Housing       5/06 at 101 1/2         A    1,100,600
               Finance Agency, New
               York City, Health
               Facilities Revenue
               Bonds, 1996 Series A
               Refunding, 6.000%,
               11/01/08

           90 New York State Housing          11/01 at 101         A       92,182
               Finance Agency, New
               York City, Health
               Facilities Revenue
               Bonds, 1990 Series A
               Refunding, 8.000%,
               11/01/08

        2,520 New York State Housing           9/03 at 102        A3    2,643,606
               Finance Agency, Service
               Contract Obligation
               Revenue Bonds,
               1993 Series C
               Refunding, 5.875%,
               9/15/14

          215 New York State Housing           9/05 at 102       AA-      235,290
               Finance Agency, Service
               Contract Obligation
               Revenue Bonds, 1995
               Series A, 6.375%,
               9/15/15

          250 New York State Municipal         9/01 at 102      BBB+      255,783
               Bond Bank Agency, City
               of Buffalo, Special
               Program Bonds, 1991
               Series A, 6.875%,
               3/15/06

           15 New York State Medical           8/04 at 102       AA-       16,052
               Care Facilities Finance
               Agency, Mental Health
               Services Facilities
               Improvement Revenue
               Bonds, 1994 Series E,
               6.500%, 8/15/24

        3,335 New York State Thruway           4/10 at 101       Aaa    4,516,757
               Authority, Highway and
               Bridge Trust Fund,
               Residual Interest
               Certificates,
               Series 368, 13.080%,
               4/01/16 (IF)

        5,745 New York State Thruway          No Opt. Call       AAA    7,687,787
               Authority, Local
               Highway and Bridge
               Service Contract Bonds
               (Drivers), Series 145,
               10.895%, 10/01/08 (IF)

        7,500 New York State Urban             1/04 at 102       AA-    7,581,900
               Development
               Corporation,
               Correctional Capital
               Facilities Revenue
               Refunding Bonds,
               Series A,
               5.250%, 1/01/21

        1,000 New York State Urban             1/06 at 102       AA-    1,084,410
               Development
               Corporation, Project
               Revenue Bonds (Onondaga
               County Convention
               Center), Refunding
               Series 1995,
               6.250%, 1/01/20

        5,090 New York State Urban             1/03 at 102       AA-    5,311,924
               Development
               Corporation,
               Correctional Capital
               Facilities Revenue
               Bonds, 1993 Refunding
               Series, 5.500%, 1/01/15

        2,500 New York State Urban             1/08 at 102       AA-    2,488,950
               Development
               Corporation,
               Correctional Facilities
               Service Contract
               Revenue Bonds,
               Series A,
               5.000%, 1/01/28

        2,000 Niagara Falls City               6/08 at 101       AAA    2,065,000
               School District, New
               York, High School
               Facility, Certificates
               of Participation,
               Series 1998,
               5.375%, 6/15/28

        1,420 Niagara Falls City               6/09 at 101      BBB-    1,570,406
               School District,
               Niagara County, New
               York, High School
               Facility, Certificates
               of Participation,
               Series 2000,
               6.625%, 6/15/28


--------------------------------------------------------------------------------
24

    Principal                                       Optional Call
 Amount (000) Description                             Provisions* Ratings** Market Value
----------------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

     $  1,000 Puerto Rico Highway and                 7/10 at 101       AAA $  1,108,930
               Transportation
               Authority,
               Transportation Revenue
               Bonds, Series B, 5.750%, 7/01/19

        2,000 34th Street Partnership,                1/03 at 102        A1    2,034,800
               Inc., 34th Street
               Business Improvement
               District, New York,
               Capital Improvement
               Bonds, Series 1993,
               5.500%, 1/01/23

          500 Triborough Bridge and                  No Opt. Call       AA-      584,290
               Tunnel Authority, New
               York, Convention Center
               Bonds, Series E, 7.250%, 1/01/10

        1,250 Virgin Islands Public                  10/10 at 101      BBB-    1,364,263
               Finance Authority,
               Revenue Bonds (Virgin
               Islands Gross Receipts
               Taxes Loan Note),
               Series 1999A,
               6.500%, 10/01/24

        1,960 Yonkers Industrial                      2/11 at 100      BBB-    2,096,769
               Development Agency, New
               York, Community
               Development Properties,
               Civic Facility Revenue
               Bonds (Yonkers, Inc.
               Project), Series 2001A,
               6.625%, 2/01/26

----------------------------------------------------------------------------------------
              Transportation - 6.4%

        4,000 Metropolitan                        7/07 at 101 1/2       AAA    4,325,960
               Transportation
               Authority, New York,
               Commuter Facilities
               Revenue Bonds,
               Series 1997A,
               5.750%, 7/01/21

        2,000 Metropolitan                            7/07 at 102       AAA    2,040,780
               Transportation
               Authority, New York,
               Commuter Facilities
               Revenue Bonds,
               Series 1997B,
               5.000%, 7/01/20

        2,000 Metropolitan                            7/07 at 101       AAA    2,082,880
               Transportation
               Authority, New York,
               Commuter Facilities
               Revenue Bonds,
               Series 1997C,
               5.375%, 7/01/27

        1,000 New York City Industrial                8/07 at 102      BBB-      975,690
               Development Agency,
               Special Facility Revenue
               Bonds (1990 American
               Airlines, Inc. Project),
               Remarketed, 5.400%,
               7/01/20
               (Alternative Minimum Tax)

        4,000 New York City Industrial                1/04 at 102        A-    4,236,720
               Development Agency,
               Special Facility Revenue
               Bonds (Terminal One
               Group Association, LP
               Project), Series 1994,
               6.125%, 1/01/24
               (Alternative Minimum
               Tax)

          500 New York City Industrial               12/08 at 102        A2      474,195
               Development Agency,
               Special Facility Revenue
               Bonds (1998 British
               Airways PLC Project),
               Series 1998, 5.250%,
               12/01/32
               (Alternative Minimum Tax)

        1,000 Niagara Frontier                        4/09 at 101       AAA    1,053,970
               Transportation
               Authority, New York,
               Airport Revenue Bonds
               (Buffalo Niagara
               International Airport),
               Series 1999A, 5.625%,
               4/01/29
               (Alternative Minimum Tax)

        1,500 Port Authority of New                  12/07 at 100       AAA    1,608,225
               York and New Jersey,
               Special Project Bonds
               (JFK International Air
               Terminal LLC Project),
               Series 6, 5.750%,
               12/01/25 (Alternative
               Minimum Tax)

          250 Puerto Rico Ports                       6/06 at 102      BBB-      259,075
               Authority, Special
               Facilities Revenue Bonds
               (American Airlines, Inc.
               Project), 1996 Series A,
               6.250%, 6/01/26
               (Alternative Minimum
               Tax)

        3,000 Triborough Bridge and                   1/10 at 100       Aa3    3,147,870
               Tunnel Authority, New
               York, General Purpose
               Revenue Bonds,
               Series 1999B,
               5.500%, 1/01/30

----------------------------------------------------------------------------------------
              U.S. Guaranteed - 10.9%

        1,600 County of Franklin                     11/02 at 102   BBB-***    1,707,088
               Industrial Development
               Agency, New York, Lease
               Revenue Bonds (County
               Correctional Facility
               Project), Series 1992,
               6.750%, 11/01/12 (Pre-
               refunded to 11/01/02)

        1,025 Metropolitan                            7/02 at 102       AAA    1,080,186
               Transportation
               Authority, New York,
               Transit Facilities
               Revenue Bonds, Series J,
               6.500%, 7/01/18 (Pre-
               refunded to 7/01/02)

        1,000 City of Rochelle                        7/02 at 102   Baa2***    1,053,910
               Industrial Development
               Agency, New York, Civic
               Facility Revenue Bonds
               (College of New Rochelle
               Project), 1992 Series,
               6.625%, 7/01/12 (Pre-
               refunded to 7/01/02)

           40 City of New York, General           8/02 at 101 1/2       AAA       42,138
               Obligation Bonds, Fiscal
               1992 Series C, 6.625%, 8/01/13
               (Pre-refunded to
               8/01/02)

           40 City of New York, General          11/01 at 101 1/2       AAA       41,073
               Obligation Bonds, Fiscal
               1991 Series F, 8.250%, 11/15/19
               (Pre-refunded to
               11/15/01)

        1,000 City of New York, General               8/04 at 101       Aaa    1,131,650
               Obligation Bonds, Fiscal
               1995 Series B1, 7.000%, 8/15/16
               (Pre-refunded to
               8/15/04)

          780 City of New York, General           2/02 at 101 1/2      A***      807,994
               Obligation Bonds, Fiscal
               1992 Series B, 7.500%, 2/01/06
               (Pre-refunded to
               2/01/02)

        3,000 New York City Municipal                 6/05 at 101       AAA    3,348,810
               Water Finance Authority,
               Water and Sewer System
               Revenue Bonds, Fiscal
               1996 Series A, 5.875%,
               6/15/25 (Pre-refunded to
               6/15/05)

        5,345 New York City Industrial                7/02 at 102    N/R***    5,629,514
               Development Agency,
               Civic Facility Revenue
               Bonds (1992 the
               Lighthouse, Inc.
               Project), 6.500%,
               7/01/22 (Pre-refunded to
               7/01/02)


--------------------------------------------------------------------------------
25

                 Portfolio of Investments (Unaudited)
                 Nuveen New York Municipal Bond Fund (continued)
                 August 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed
              (continued)

     $  2,100 Dormitory Authority of the     7/04 at 102     A+*** $  2,356,011
               State of New York,
               Revenue Bonds, University
               of Rochester,
               Series 1994A, 6.500%,
               7/01/19 (Pre-refunded to
               7/01/04)

          985 Dormitory Authority of the     7/04 at 102       AAA    1,129,106
               State of New York,
               Dormitory Revenue Bonds,
               State University Issue,
               Series X, 7.400%, 7/01/24
               (Pre-refunded to 7/01/04)

        1,500 Dormitory Authority of the     7/05 at 102       AAA    1,730,205
               State of New York,
               Department of Health of
               the State of New York,
               Revenue Bonds (Roswell
               Park Cancer Center),
               Series 1995,
               6.625%, 7/01/24 (Pre-
               refunded to 7/01/05)

           15 Dormitory Authority of the     2/07 at 102    AA-***       17,023
               State of New York, Mental
               Health Services
               Facilities Improvement
               Revenue Bonds,
               Series 1997B, 5.625%,
               2/15/21 (Pre-refunded to
               2/15/07)

        1,250 New York State Energy          6/02 at 102      A***    1,318,275
               Research and Development
               Authority, Electric
               Facilities Revenue Bonds
               (Long Island Lighting
               Company Project), 1989
               Series A, 7.150%, 9/01/19
               (Alternative Minimum Tax)
               (Pre-refunded to 6/15/02)

          215 New York State Energy          1/03 at 102      A***      231,374
               Research and Development
               Authority, Electric
               Facilities Revenue Bonds
               (Long Island Lighting
               Company Project), 1992
               Series D, 6.900%, 8/01/22
               (Alternative Minimum Tax)
               (Pre-refunded to 1/21/03)

          200 New York State Housing        No Opt. Call       AAA      256,324
               Finance Agency, State
               University Construction
               Bonds, 1986 Series A,
               8.000%, 5/01/11

          470 New York State Housing         9/03 at 102       AAA      510,133
               Finance Agency, Service
               Contract Obligation
               Revenue Bonds, 1993
               Series C Refunding,
               5.875%, 9/15/14 (Pre-
               refunded to 9/15/03)

        1,785 New York State Housing         9/07 at 100       AAA    2,085,933
               Finance Agency, Service
               Contract Obligation
               Revenue Bonds, 1995
               Series A, 6.375%, 9/15/15
               (Pre-refunded to 9/15/07)

        1,310 New York State Medical         2/03 at 102       AAA    1,407,281
               Care Facilities Finance
               Agency, Hospital and
               Nursing Home FHA-Insured
               Mortgage Revenue Bonds,
               1992 Series D, 6.450%,
               2/15/09 (Pre-refunded to
               2/15/03)

              New York State Medical
              Care Facilities Finance
              Agency, Hospital FHA-
              Insured Mortgage Revenue
              Bonds, Series 1994A:
        1,000  6.750%, 8/15/14 (Pre-         2/05 at 102       AAA    1,145,060
               refunded to 2/15/05)
        1,000  6.800%, 8/15/24 (Pre-         2/05 at 102       AAA    1,146,410
               refunded to 2/15/05)

        2,700 New York State Medical         2/05 at 102       AAA    3,095,307
               Care Facilities Finance
               Agency, Brookdale
               Hospital Medical Center
               Secured, Hospital Revenue
               Bonds, 1995 Series A,
               6.800%, 8/15/12 (Pre-
               refunded to 2/15/05)

        1,480 New York State Medical         2/04 at 102     AA***    1,605,474
               Care Facilities Finance
               Agency, Hospital and
               Nursing Home FHA-Insured
               Mortgage Revenue Bonds,
               1994 Series A, 6.200%,
               2/15/21 (Pre-refunded to
               2/15/04)

        1,485 New York State Medical         8/04 at 102    AA-***    1,670,551
               Care Facilities Finance
               Agency, Mental Health
               Services Facilities
               Improvement Revenue
               Bonds, 1994 Series E,
               6.500%, 8/15/24 (Pre-
               refunded to 8/15/04)

-------------------------------------------------------------------------------
              Utilities - 10.3%

        6,500 Erie County Industrial        12/10 at 103       N/R    2,730,000
               Development Agency, New
               York, Solid Waste
               Disposal Facility Revenue
               Bonds (1998 CanFibre of
               Lackawanna Project),
               8.875%, 12/01/13
               (Alternative Minimum Tax)

              Long Island Power
               Authority, New York,
               Electric System General
               Revenue Bonds,
               Series 1998A:
        1,000  5.250%, 12/01/26              6/08 at 101        A-    1,010,750
        1,500  5.250%, 12/01/26              6/08 at 101       AAA    1,537,410
        4,455  5.500%, 12/01/29              6/03 at 101        A-    4,530,512

        2,000 Long Island Power              9/11 at 100        A-    2,059,260
               Authority, New York,
               Electric System General
               Revenue Bonds,
               Series 2001A,
               5.375%, 9/01/25

        1,000 Long Island Power              5/11 at 100        A-    1,023,930
               Authority, New York,
               Electric System General
               Revenue Bonds, 2000
               Series L, 5.375%, 5/01/33

        5,950 New York City Industrial      10/08 at 102      BBB-    5,978,917
               Development Agency,
               Industrial Development
               Revenue Bonds (Brooklyn
               Navy Yard Cogeneration
               Partners, LP Project),
               Series 1997,
               5.750%, 10/01/36
               (Alternative Minimum Tax)

          285 New York State Energy          1/03 at 102         A      303,867
               Research and Development
               Authority, Electric
               Facilities Revenue Bonds
               (Long Island Lighting
               Company Project), 1992
               Series D, 6.900%, 8/01/22
               (Alternative Minimum Tax)

        2,435 New York State Energy          7/05 at 102       AAA    2,591,741
               Research and Development
               Authority, Rate Pollution
               Control Revenue Bonds
               (New York State Electric
               and Gas Corporation
               Project), 1987 Series A,
               6.150%, 7/01/26
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
26

    Principal                            Optional Call
 Amount (000) Description                  Provisions* Ratings** Market Value
-----------------------------------------------------------------------------
              Utilities (continued)

     $  1,500 New York State Energy        7/05 at 102       AAA $  1,666,950
               Research and
               Development Authority,
               Facilities Refunding
               Revenue Bonds
               (Consolidated Edison
               Company of New York,
               Inc. Project),
               Series 1995A, 6.100%,
               8/15/20

        3,000 New York State Power        11/10 at 100       Aa2    3,053,910
               Authority, Revenue
               Bonds, Series 2000A,
               5.250%, 11/15/40

          750 Onondaga County Resource     5/02 at 102      Baa1      772,582
               Recovery Agency, New
               York, System Revenue
               Bonds (Development
               Costs),
               1992 Series, 7.000%,
               5/01/15 (Alternative
               Minimum Tax)

              Suffolk County
              Industrial Development
              Agency, New York, 1998
              Industrial Development
              Revenue Bonds
              (Nissequogue Cogen
              Partners Facility):
        1,800  5.300%, 1/01/13             1/09 at 101       N/R    1,698,011
               (Alternative Minimum
               Tax)
        4,000  5.500%, 1/01/23             1/09 at 101       N/R    3,650,959
               (Alternative Minimum
               Tax)

-----------------------------------------------------------------------------
              Water and Sewer - 2.4%

              Monroe County Water
               Authority, New York,
               Water Revenue Bonds,
               Series 2001:
          850  5.150%, 8/01/22             8/11 at 101        AA      867,841
        2,250  5.250%, 8/01/36             8/11 at 101        AA    2,300,962

        2,000 New York City Municipal      6/06 at 101       AAA    2,195,539
               Water Finance
               Authority, Water and
               Sewer System Revenue
               Bonds, Fiscal 1996
               Series B,
               5.750%, 6/15/26

          250 New York City Municipal      6/09 at 101       AAA      262,224
               Water Finance
               Authority, Water and
               Sewer System Revenue
               Bonds, Fiscal 2000
               Series A, 5.500%,
               6/15/32

        2,000 New York City Municipal      6/10 at 101        AA    2,100,999
               Water Finance
               Authority, Water and
               Sewer System Revenue
               Bonds, Fiscal 2001
               Series A, 5.500%,
               6/15/33

-----------------------------------------------------------------------------
     $294,130 Total Investments (cost                             308,783,357
               $287,936,641) - 97.4%
-----------------------------------------------------------------------------
------------
              Other Assets Less                                     8,095,709
               Liabilities - 2.6%
         --------------------------------------------------------------------
              Net Assets - 100%                                  $316,879,066
         --------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (IF) Inverse floating rate security.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
27

                 Portfolio of Investments (Unaudited)
                 Nuveen New York Insured Municipal Bond Fund
                 August 31, 2001

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              Education and Civic
               Organizations - 12.1%

     $  1,000 Allegany County                 8/08 at 102       Aaa $  1,001,450
               Industrial Development
               Agency, New York, Civic
               Facility Revenue Bonds
               (Alfred University
               Civic Facility), Series
               1998, 5.000%, 8/01/28

        3,095 Amherst Industrial              8/10 at 102       AAA    3,376,212
               Development Agency, New
               York, Civic Facility
               Revenue Bonds (UBF
               Faculty-Student Housing
               Corporation - Village
               Green Project), Series
               2000A, 5.750%, 8/01/30

        1,350 Hempstead Industrial            7/06 at 102       AAA    1,465,790
               Development Agency, New
               York, Civic Facility
               Revenue Bonds (Hofstra
               University Project),
               Series 1996, 5.800%,
               7/01/15

        1,750 New York City Trust for         4/07 at 101       AAA    1,842,383
               Cultural Resources,
               Revenue Bonds (American
               Museum of Natural
               History), Series 1997A,
               5.650%, 4/01/27

        1,000 New York City Industrial       11/04 at 102       AAA    1,118,900
               Development Agency,
               Civic Facility Revenue
               Bonds (USTA National
               Tennis Center
               Incorporated Project),
               6.375%, 11/15/14

        1,145 New York City Industrial        6/07 at 102       Aaa    1,231,093
               Development Agency,
               Civic Facility Revenue
               Bonds (Anti-Defamation
               League Foundation
               Project), Series 1997A,
               5.600%, 6/01/17

          130 Dormitory Authority of     12/01 at 100 1/2       AAA      132,258
               the State of New York,
               College and University
               Revenue Bonds (Pooled
               Capital Program),
               Series 1985, 7.800%,
               12/01/05

        1,090 Dormitory Authority of          7/04 at 102       AAA    1,093,870
               the State of New York,
               Mount Sinai School of
               Medicine Insured
               Revenue Bonds, Series
               1994A, 5.000%, 7/01/21

        1,500 Dormitory Authority of          7/05 at 102       AAA    1,696,395
               the State of New York,
               Sarah Lawrence College
               Revenue Bonds, Series
               1995, 6.000%, 7/01/24

        5,000 Dormitory Authority of          5/06 at 102       AAA    5,214,250
               the State of New York,
               State University
               Educational Facilities
               Revenue Bonds, Series
               1996, 5.500%, 5/15/26

        2,925 Dormitory Authority of          7/07 at 102       AAA    3,139,900
               the State of New York,
               Siena College Insured
               Revenue Bonds, Series
               1997, 5.750%, 7/01/26

        3,000 Dormitory Authority of          1/08 at 102       AAA    3,030,810
               the State of New York,
               City University System
               Consolidated, Third
               General Resolution
               Revenue Bonds, 1997
               Series 1, 5.125%,
               7/01/27

        4,000 Dormitory Authority of          7/08 at 101       AAA    4,006,240
               the State of New York,
               Fordham University
               Insured Revenue Bonds,
               Series 1998,
               5.000%, 7/01/28

        3,000 Dormitory Authority of          7/08 at 101       Aaa    3,035,040
               the State of New York,
               Ithaca College Insured
               Revenue Bonds, Series
               1998, 5.000%, 7/01/21

        3,250 Dormitory Authority of          7/10 at 101       AAA    3,531,678
               the State of New York,
               Upstate Community
               Colleges Revenue Bonds,
               Series 2000A,
               5.750%, 7/01/29

        5,280 Dormitory Authority of          7/10 at 101       AAA    3,513,048
               the State of New York,
               University of Rochester
               Revenue Bonds, Series
               2000A, 0.000%, 7/01/25

        1,000 Dormitory Authority of          7/10 at 102       AAA    1,111,540
               the State of New York,
               Pace University Insured
               Revenue Bonds, Series
               2000, 6.000%, 7/01/29

        1,000 Dormitory Authority of          7/10 at 100       AAA    1,019,140
               the State of New York,
               City University System
               Consolidated, Fourth
               General Resolution
               Revenue Bonds, 2000
               Series A, 5.125%,
               7/01/22

        1,000 Dormitory Authority of          7/11 at 101       AAA    1,029,500
               the State of New York,
               Canisius College
               Revenue Bonds, Series
               2000, 5.250%, 7/01/30

        1,000 Dormitory Authority of         No Opt. Call       AAA    1,117,290
               the State of New York,
               New York University
               Revenue Bonds, Series
               2001-1, 5.500%, 7/01/40

--------------------------------------------------------------------------------
              Healthcare - 15.3%

        2,980 New York City Health and        2/03 at 102       AAA    3,079,145
               Hospitals Corporation,
               Health System Bonds,
               1993 Series A,
               5.750%, 2/15/22

        6,460 Dormitory Authority of          8/05 at 102       AAA    6,821,049
               the State of New York,
               St. Vincent's Hospital
               and Medical Center of
               New York, FHA-Insured
               Mortgage Revenue Bonds,
               Series 1995, 5.800%,
               8/01/25

        3,730 Dormitory Authority of          2/06 at 102       AAA    3,948,541
               the State of New York,
               Maimonides Medical
               Center, FHA-Insured
               Mortgage Hospital
               Revenue Bonds, Series
               1996A, 5.750%, 8/01/24

        2,500 Dormitory Authority of      2/08 at 101 1/2       AAA    2,491,375
               the State of New York,
               Southside Hospital,
               Secured Hospital
               Insured Revenue Bonds,
               Series 1998, 5.000%,
               2/15/25


--------------------------------------------------------------------------------
28

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

     $  4,000 Dormitory Authority of the     2/08 at 102       AAA $  4,133,200
               State of New York, United
               Health Services, FHA-
               Insured Mortgage Revenue
               Refunding Bonds,
               Series 1997, 5.375%,
               8/01/27

        1,750 Dormitory Authority of the     2/08 at 101       AAA    1,729,560
               State of New York, the
               New York and Presbyterian
               Hospital, FHA-Insured
               Mortgage Hospital Revenue
               Bonds, Series 1998,
               5.000%, 8/01/32

        3,000 Dormitory Authority of the    11/08 at 101       AAA    3,003,060
               State of New York, North
               Shore University Hospital
               Revenue Bonds, North
               Shore Health System
               Obligated Group,
               Series 1998, 5.000%,
               11/01/23

        2,000 Dormitory Authority of the     8/09 at 101       AAA    2,085,480
               State of New York,
               Montefiore Medical
               Center, FHA-Insured
               Mortgage Hospital Revenue
               Bonds, Series 1999,
               5.500%, 8/01/38

        3,105 Dormitory Authority of the     7/09 at 101       AAA    3,280,246
               State of New York, St.
               Charles Hospital and
               Rehabilitation Center
               Revenue Bonds, Catholic
               Health Services of Long
               Island Obligated Group,
               Series 1999A, 5.500%,
               7/01/22

        2,260 Dormitory Authority of the     7/09 at 101       AAA    2,372,412
               State of New York, St.
               Francis Hospital Revenue
               Bonds, Catholic Health
               Services of Long Island
               Obligated Group,
               Series 1999A, 5.500%,
               7/01/29

        1,000 Dormitory Authority of the     7/09 at 101       AAA    1,089,090
               State of New York, New
               Island Hospital Insured
               Revenue Bonds,
               Series 1999A,
               5.750%, 7/01/19

        5,000 Dormitory Authority of the     7/11 at 101       AAA    5,126,350
               State of New York,
               Winthrop University
               Hospital Association
               Revenue Bonds, Winthrop
               South Nassau University
               Health System Obligated
               Group, Series 2001A,
               5.250%, 7/01/31

        3,000 New York State Medical        11/02 at 102       AAA    3,176,910
               Care Facilities Finance
               Agency, Revenue Bonds
               (South Nassau Communities
               Hospital Project), 1992
               Series A, 6.125%,
               11/01/11

        1,670 New York State Medical        11/01 at 102       AAA    1,713,954
               Care Facilities Finance
               Agency, Revenue Bonds
               (Our Lady of Victory
               Hospital Project), 1991
               Series A, 6.625%,
               11/01/16

              New York State Medical
              Care Facilities Finance
              Agency, Sisters of Charity
              Hospital of Buffalo
              Revenue Bonds, 1991
              Series A:
          500  6.600%, 11/01/10             11/01 at 102       AAA      513,270
        1,550  6.625%, 11/01/18             11/01 at 102       AAA    1,595,648

        4,000 New York State Medical         2/04 at 102       AAA    4,082,360
               Care Facilities Finance
               Agency, Hospital Insured
               Mortgage Revenue Bonds,
               1994 Series A Refunding,
               5.375%, 2/15/25

          630 New York State Medical         2/02 at 100        AA      632,344
               Care Facilities Finance
               Agency, Hospital and
               Nursing Home Insured
               Mortgage Revenue Bonds,
               1989 Series B, 7.350%,
               2/15/29

        2,890 New York State Medical         2/05 at 102       AAA    3,103,513
               Care Facilities Finance
               Agency, Montefiore
               Medical Center, FHA-
               Insured Mortgage Revenue
               Bonds, 1995 Series A,
               5.750%, 2/15/15

-------------------------------------------------------------------------------
              Housing/Multifamily - 8.8%

        5,000 New York City Housing          9/01 at 105       AAA    5,257,800
               Development Corporation,
               Multifamily Housing
               Limited Obligation Bonds,
               Series 1991A, Pass
               Through Certificates,
               6.500%, 2/20/19

              New York State Housing
              Finance Agency, Housing
              Project Mortgage Revenue
              Bonds, 1996 Series A
              Refunding:
        5,650  6.100%, 11/01/15              5/06 at 102       AAA    6,044,427
        4,980  6.125%, 11/01/20              5/06 at 102       AAA    5,310,821

          630 New York State Housing        11/01 at 100       AAA      662,514
               Finance Agency,
               Multifamily Housing
               Revenue Bonds (AMBAC
               Insured Program), 1989
               Series A, 7.450%,
               11/01/28

              New York State Urban
              Development Corporation,
              Section 236 Revenue Bonds,
              Series 1992A:
        3,850  6.700%, 1/01/12               1/02 at 102       AAA    3,978,783
        9,650  6.750%, 1/01/26               1/02 at 102       AAA    9,966,617

-------------------------------------------------------------------------------
              Long-Term Care - 2.2%

        4,250 Housing Authority of           8/07 at 102       AAA    4,513,628
               Village of East
               Rochester, New York, FHA-
               Insured Mortgage Revenue
               Bonds (St. John's Meadows
               Project), Series 1997A,
               5.700%, 8/01/27

        1,000 Dormitory Authority of the     7/02 at 102       AAA    1,049,410
               State of New York, United
               Cerebral Palsy
               Association of
               Westchester County, Inc.,
               Insured Revenue Bonds,
               Series 1992, 6.200%,
               7/01/12

        2,000 Dormitory Authority of the     8/10 at 101       AAA    2,094,080
               State of New York, the
               Augustana Lutheran Home
               for the Aged Inc.,
               FHA-Insured Mortgage
               Nursing Home Revenue
               Bonds, Series 2000A,
               5.500%, 8/01/38

--------------------------------------------------------------------------------
29

                 Portfolio of Investments (Unaudited)
                 Nuveen New York Insured Municipal Bond Fund (continued) August 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General -
                8.2%

              Camden Central School
              District, Oneida County,
              New York, School
              District Serial Bonds of
              1991:
     $    500  7.100%, 6/15/07              No Opt. Call       AAA $    597,310
          600  7.100%, 6/15/08              No Opt. Call       AAA      728,016
          600  7.100%, 6/15/09              No Opt. Call       AAA      737,094
          275  7.100%, 6/15/10              No Opt. Call       AAA      342,130

          500 Greece Central School         No Opt. Call       AAA      578,820
               District, Monroe
               County, New York,
               General Obligation
               Bonds, School District
               Serial Bonds of 1992,
               6.000%, 6/15/09

              Town of Halfmoon,
              Saratoga County, New
              York, Public Improvement
              Serial Bonds of 1991:
          385  6.500%, 6/01/09              No Opt. Call       AAA      455,694
          395  6.500%, 6/01/10              No Opt. Call       AAA      471,942
          395  6.500%, 6/01/11              No Opt. Call       AAA      474,403

              Middle County Central
              School District at
              Centereach, Town of
              Brookhaven, Suffolk
              County, New York, School
              District Serial Bonds of
              1991 (Unlimited Tax):
          475  6.900%, 12/15/07             No Opt. Call       AAA      569,786
          475  6.900%, 12/15/08             No Opt. Call       AAA      577,021

              Mount Sinai Union Free
              School District, Suffolk
              County, New York, School
              District Refunding
              Serial Bonds of 1992:
          500  6.200%, 2/15/15              No Opt. Call       AAA      597,930
        1,035  6.200%, 2/15/16              No Opt. Call       AAA    1,238,719

        1,500 Nassau County, New York,       8/04 at 103       AAA    1,606,680
               General Obligation
               Serial Bonds, General
               Improvement Bonds,
               Series O,
               5.700%, 8/01/13

        1,125 Nassau County, New York,       3/10 at 100       AAA    1,248,559
               General Obligation
               Serial Bonds, General
               Improvement Bonds,
               Series F,
               6.000%, 3/01/20

        1,000 Nassau County, New York,       6/09 at 102       AAA    1,033,450
               General Obligation
               Serial Bonds, General
               Improvement Bonds,
               Series B,
               5.250%, 6/01/23

        1,020 City of New Rochelle,          8/04 at 102       AAA    1,108,301
               Westchester County, New
               York, General
               Obligations, Public
               Improvement Bonds, 1994
               Series B,
               6.200%, 8/15/22

              City of New York,
              General Obligation
              Bonds, Fiscal 1992
              Series C:
           60  6.250%, 8/01/10           8/02 at 101 1/2       AAA       62,863
           20  6.625%, 8/01/12           8/02 at 101 1/2       AAA       21,012

              City of New York,
              General Obligation
              Bonds, Fiscal 1990
              Series B:
        1,300  7.000%, 10/01/15             10/01 at 100       AAA    1,312,922
        2,000  7.000%, 10/01/16             10/01 at 100       AAA    2,007,620
        1,025  7.000%, 10/01/17             10/01 at 100       AAA    1,028,905
          310  7.000%, 10/01/18             10/01 at 100       AAA      311,070

        1,590 City of Niagara Falls,         3/04 at 102       AAA    1,760,257
               Niagara County, New
               York, Public
               Improvement Serial
               Bonds of 1994,
               6.900%, 3/01/21

        1,505 Town of North Hempstead,      No Opt. Call       AAA    1,826,498
               Nassau County, New
               York, General
               Obligation Refunding
               Serial Bonds of 1992,
               Series B,
               6.400%, 4/01/14

          800 Commonwealth of Puerto         7/10 at 100       AAA      873,088
               Rico, General
               Obligation Bonds,
               Public Improvement
               Bonds of 2000,
               5.750%, 7/01/26

              Rensselaer County, New
              York, General Obligation
              Serial Bonds,
              Series 1991:
          960  6.700%, 2/15/13              No Opt. Call       AAA    1,182,269
          960  6.700%, 2/15/14              No Opt. Call       AAA    1,188,682
          960  6.700%, 2/15/15              No Opt. Call       AAA    1,193,405

              Rondout Valley Central
              School District at
              Accord, Ulster County,
              New York, General
              Obligation, School
              District Serial Bonds of
              1991:
          550  6.800%, 6/15/06              No Opt. Call       AAA      638,424
          550  6.850%, 6/15/07              No Opt. Call       AAA      650,595
          550  6.850%, 6/15/08              No Opt. Call       AAA      659,373
          550  6.850%, 6/15/09              No Opt. Call       AAA      666,974
          550  6.850%, 6/15/10              No Opt. Call       AAA      674,075


--------------------------------------------------------------------------------
30

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
               (continued)

     $    600 Suffolk County, New York,      5/02 at 102       AAA $    625,926
               General Obligation
               Refunding Serial Bonds,
               Public Improvement
               Refunding Bonds, 1993
               Series B, 6.150%, 5/01/10

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
                12.9%

        2,500 Metropolitan                   4/07 at 101       AAA    2,581,125
               Transportation Authority,
               New York, Dedicated Tax
               Fund Bonds, Series 1996A,
               5.250%, 4/01/26

              Metropolitan
              Transportation Authority,
              New York, Dedicated Tax
              Fund Bonds, Series 1998A:
        1,000  4.500%, 4/01/18               4/08 at 101       AAA      985,600
        2,500  4.750%, 4/01/28               4/08 at 101       AAA    2,457,650

              Metropolitan
              Transportation Authority,
              New York, Dedicated Tax
              Fund Bonds, Series 1999A:
        1,000  5.000%, 4/01/17               4/09 at 101       AAA    1,040,510
          500  5.000%, 4/01/29               4/09 at 101       AAA      505,100

        2,000 Metropolitan                   4/10 at 100       AAA    2,221,340
               Transportation Authority,
               New York, Dedicated Tax
               Fund Bonds, Series 2000A,
               6.000%, 4/01/30

        4,625 New York City Transit          1/10 at 101       AAA    5,057,669
               Authority, Metropolitan
               Transportation Authority,
               Triborough Bridge and
               Tunnel Authority,
               Certificates of
               Participation,
               Series 2000A,
               5.875%, 1/01/30

        3,000 New York City Transitional     5/10 at 101       AAA    3,333,300
               Finance Authority, Future
               Tax Secured Bonds, Fiscal
               2000 Series B,
               6.000%, 11/15/24

        3,750 Dormitory Authority of the     5/10 at 101       AAA    4,071,600
               State of New York, Court
               Facilities Lease Revenue
               Bonds, the City of
               New York Issue,
               Series 1999,
               5.750%, 5/15/30

        3,400 Dormitory Authority of the     8/09 at 101       AAA    3,475,310
               State of New York, Mental
               Health Services
               Facilities Improvement
               Revenue Bonds,
               Series 1999D,
               5.250%, 2/15/29

        1,280 New York Local Government      4/04 at 100       AAA    1,281,024
               Assistance Corporation (A
               Public Benefit
               Corporation of the State
               of New York), Revenue
               Bonds, Series 1993D,
               5.000%, 4/01/23

              New York State Municipal
              Bond Bank Agency, City of
              Buffalo, Special Program
              Revenue Bonds,
              2001 Series A:
        1,185  5.250%, 5/15/25               5/11 at 100       AAA    1,220,799
        1,250  5.250%, 5/15/26               5/11 at 100       AAA    1,287,763

        2,000 New York State Medical         2/04 at 102       AAA    2,024,880
               Care Facilities Finance
               Agency, Mental Health
               Services Facilities
               Improvement Revenue
               Bonds, 1994 Series A,
               5.250%, 8/15/23

          185 New York State Medical         2/02 at 102       AAA      191,325
               Care Facilities Finance
               Agency, Mental Health
               Services Facilities
               Improvement Revenue
               Bonds, 1992 Series B,
               6.250%, 8/15/18

          150 New York State Medical         2/02 at 102       AAA      155,688
               Care Facilities Finance
               Agency, Mental Health
               Services Facilities
               Improvement Revenue
               Bonds, Series 1992A,
               6.375%, 8/15/17

        2,000 New York State Medical         2/04 at 102       AAA    2,038,480
               Care Facilities Finance
               Agency, Mental Health
               Services Facilities
               Improvement Revenue
               Bonds, 1993 Series F
               Refunding, 5.250%,
               2/15/19

        4,000 New York State Urban           4/06 at 102       AAA    4,203,960
               Development Corporation,
               Revenue Bonds (Sports
               Facility Assistance
               Program),
               1996 Series A, 5.500%,
               4/01/19

        5,000 New York State Urban           1/09 at 101       AAA    5,485,000
               Development Corporation,
               Correctional Facilities
               Service Contract Revenue
               Bonds, Series C,
               6.000%, 1/01/29

        2,000 Empire State Development       1/11 at 100       AAA    2,046,040
               Corporation, New York
               State Urban Development
               Corporation, Correctional
               Facilities Service
               Contract Revenue Bonds,
               Series C, 5.125%, 1/01/21

-------------------------------------------------------------------------------
              Transportation - 10.8%

        2,500 Albany County Airport         12/07 at 102       AAA    2,641,950
               Authority, New York,
               Airport Revenue Bonds,
               Series 1997, 5.500%,
               12/15/19 (Alternative
               Minimum Tax)

        3,000 Buffalo and Fort Erie          1/05 at 101       AAA    3,218,370
               Public Bridge Authority,
               New York, Toll Bridge
               System Revenue Bonds,
               Series 1995, 5.750%,
               1/01/25

        4,000 Metropolitan                   7/05 at 101       AAA    4,236,240
               Transportation Authority,
               New York, Commuter
               Facilities Subordinated
               Revenue Bonds, Series
               1995-2 (Grand Central
               Terminal Redevelopment
               Project), 5.700%, 7/01/24


--------------------------------------------------------------------------------
31

                 Portfolio of Investments (Unaudited)
                 Nuveen New York Insured Municipal Bond Fund (continued) August 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Transportation
               (continued)

     $  3,000 Metropolitan               7/07 at 101 1/2       AAA $  3,244,470
               Transportation
               Authority, New York,
               Commuter Facilities
               Revenue Bonds, Series
               1997A, 5.750%, 7/01/21

        3,040 Metropolitan                   7/07 at 102       AAA    3,104,661
               Transportation
               Authority, New York,
               Commuter Facilities
               Revenue Bonds,
               Series 1997B,
               5.125%, 7/01/24

        2,000 Metropolitan                   7/07 at 101       AAA    2,082,880
               Transportation
               Authority, New York,
               Commuter Facilities
               Revenue Bonds,
               Series 1997C,
               5.375%, 7/01/27

        3,500 Metropolitan                   7/07 at 101       AAA    3,564,470
               Transportation
               Authority, New York,
               Commuter Facilities
               Revenue Bonds,
               Series 1997E,
               5.000%, 7/01/21

              Niagara Frontier
              Transportation
              Authority, New York,
              Airport Revenue Bonds,
              Series 1998 (Buffalo
              Niagara International
              Airport):
        1,000  5.000%, 4/01/18               4/08 at 101       AAA    1,013,540
               (Alternative Minimum
               Tax)
        1,500  5.000%, 4/01/28               4/08 at 101       AAA    1,473,090
               (Alternative Minimum
               Tax)

        3,000 Niagara Frontier               4/09 at 101       AAA    3,161,910
               Transportation
               Authority, New York,
               Airport Revenue Bonds,
               Series 1999A (Buffalo
               Niagara International
               Airport), 5.625%,
               4/01/29 (Alternative
               Minimum Tax)

        4,000 New York and New Jersey       10/07 at 101       AAA    4,230,280
               Port Authority,
               Consolidated Bonds, One
               Hundred Twentieth
               Series, 5.750%,
               10/15/26 (Alternative
               Minimum Tax)

        3,000 New York and New Jersey       12/07 at 100       AAA    3,216,450
               Port Authority, Special
               Project Bonds, Series 6
               (JFK International Air
               Terminal LLC Project),
               5.750%, 12/01/25
               (Alternative Minimum
               Tax)

        2,750 Triborough Bridge and      1/02 at 101 1/2       AAA    2,824,058
               Tunnel Authority, New
               York, General Purpose
               Revenue Bonds,
               Series X,
               6.500%, 1/01/19

-------------------------------------------------------------------------------
              U.S. Guaranteed - 14.5%

        3,385 Buffalo Municipal Water        7/03 at 102       AAA    3,648,996
               Finance Authority, New
               York, Water System
               Revenue Bonds,
               Series 1992, 5.750%,
               7/01/19 (Pre-refunded
               to 7/01/03)

        1,000 Erie County Water             12/09 at 100       AAA    1,212,900
               Authority, New York,
               Water Works System
               Revenue Bonds,
               Series 1990B,
               6.750%, 12/01/14

       10,340 Metropolitan                   7/02 at 102       AAA   10,896,706
               Transportation
               Authority, New York,
               Transit Facilities
               Revenue Bonds,
               Series J,
               6.500%, 7/01/18
               (Pre-refunded to
               7/01/02)

              City of New York,
              General Obligation
              Bonds, Fiscal 1992
              Series C:
        3,940  6.250%, 8/01/10 (Pre-     8/02 at 101 1/2       AAA    4,137,236
               refunded to 8/01/02)
           55  6.625%, 8/01/12 (Pre-     8/02 at 101 1/2       AAA       57,939
               refunded to 8/01/02)

        1,000 New York State Medical        11/01 at 102       AAA    1,026,740
               Care Facilities Finance
               Agency, Revenue Bonds
               (Aurelia Osborn Fox
               Memorial Hospital
               Project), 1992
               Series A, 6.500%,
               11/01/19 (Pre-refunded
               to 11/01/01)

        1,000 New York State Medical         8/04 at 102       AAA    1,117,200
               Care Facilities Finance
               Agency, Mental Health
               Services Facilities
               Improvement Revenue
               Bonds, 1994 Series D,
               6.150%, 2/15/15 (Pre-
               refunded to 8/15/04)

        2,500 New York State Medical        11/03 at 102       AAA    2,742,200
               Care Facilities Finance
               Agency, Rochester,
               Revenue Bonds (St.
               Mary's Hospital
               Mortgage Project), 1994
               Series A Refunding,
               6.200%, 11/01/14 (Pre-
               refunded to 11/01/03)

        2,630 New York State Medical         2/02 at 102       AAA    2,728,257
               Care Facilities Finance
               Agency, Mental Health
               Services Facilities
               Improvement Revenue
               Bonds, 1992 Series B,
               6.250%, 8/15/18 (Pre-
               refunded to 2/15/02)

        7,000 New York State Medical         2/05 at 102       AAA    8,024,870
               Care Facilities Finance
               Agency, Hospital FHA-
               Insured Mortgage
               Revenue Bonds,
               Series 1994A, 6.800%,
               8/15/24 (Pre-refunded
               to 2/15/05)

        6,000 New York State Medical         2/02 at 102       AAA    6,227,520
               Care Facilities Finance
               Agency, Mental Health
               Services Facilities
               Improvement Revenue
               Bonds, Series 1992A,
               6.375%, 8/15/17 (Pre-
               refunded to 2/15/02)

        2,000 New York State Power           1/02 at 102       AAA    2,067,140
               Authority, General
               Purpose Bonds,
               Series Z, 6.500%,
               1/01/19 (Pre-refunded
               to 1/01/02)

        5,300 New York State Thruway         1/02 at 102       AAA    5,464,459
               Authority, General
               Revenue Bonds,
               Series A, 5.750%,
               1/01/19 (Pre-refunded
               to 1/01/02)

              Nyack Union Free School
              District, Rockland
              County, New York, School
              District Serial Bonds of
              1992:
          625  6.500%, 4/01/12 (Pre-         4/02 at 102       AAA      652,350
               refunded to 4/01/02)
          625  6.500%, 4/01/13 (Pre-         4/02 at 102       AAA      652,350
               refunded to 4/01/02)
          625  6.500%, 4/01/14 (Pre-         4/02 at 102       AAA      652,350
               refunded to 4/01/02)

--------------------------------------------------------------------------------
32

    Principal                             Optional Call
 Amount (000) Description                   Provisions* Ratings** Market Value
------------------------------------------------------------------------------
              Utilities - 5.9%

              Long Island Power
              Authority, New York,
              Electric System General
              Revenue Bonds,
              Series 1998A:
     $  6,520  0.000%, 12/01/19            No Opt. Call       AAA $  2,697,389
        4,035  5.125%, 12/01/22             6/08 at 101       AAA    4,097,220
        1,000  5.750%, 12/01/24             6/08 at 101       AAA    1,072,460
        2,000  5.250%, 12/01/26             6/08 at 101       AAA    2,049,880
        3,380  5.250%, 12/01/26             6/08 at 101       AAA    3,461,897

              Long Island Power
              Authority, New York,
              Electric System General
              Revenue Bonds,
              Series 2000A:
        2,000  0.000%, 6/01/24             No Opt. Call       AAA      640,100
        2,000  0.000%, 6/01/25             No Opt. Call       AAA      606,020

              Long Island Power
              Authority, New York,
              Electric System General
              Revenue Bonds,
              Series 2001A:
        1,500  5.000%, 9/01/27              9/11 at 100       AAA    1,504,095
        1,500  5.250%, 9/01/28              9/11 at 100       AAA    1,542,315

        1,000 New York State Energy         3/09 at 102       AAA    1,019,520
               Research and Development
               Authority, Electric
               Facilities Revenue Bonds
               (Long Island Lighting
               Company Project), 1997
               Series A, 5.300%,
               8/01/25 (Alternative
               Minimum Tax)

        2,000 New York State Energy         7/05 at 102       AAA    2,128,740
               Research and Development
               Authority, Pollution
               Control Revenue Bonds
               (New York State Electric
               and Gas Corporation
               Project), 1987 Series A,
               6.150%, 7/01/26
               (Alternative Minimum
               Tax)

------------------------------------------------------------------------------
              Water and Sewer - 7.4%

        2,955 Buffalo City Municipal        7/08 at 101       AAA    2,959,609
               Water Finance Authority,
               New York, Water System
               Revenue Bonds,
               Series 1998-A,
               5.000%, 7/01/28

        8,120 New York City Municipal       6/06 at 101       AAA    8,913,891
               Water Finance Authority,
               Water and Sewer System
               Revenue Bonds, Fiscal
               1996 Series B,
               5.750%, 6/15/26

        4,650 New York City Municipal       6/02 at 100       AAA    4,681,154
               Water Finance Authority,
               Water and Sewer System
               Revenue Bonds, Fiscal
               1993 Series A,
               5.500%, 6/15/20

        1,000 New York City Municipal       6/10 at 101       AAA    1,154,369
               Water Finance Authority,
               Water and Sewer System
               Revenue Bonds, Fiscal
               2000 Series B,
               6.000%, 6/15/33

        3,000 New York City Municipal       6/11 at 100       AAA    3,060,749
               Water Finance Authority,
               Water and Sewer System
               Revenue Bonds, Fiscal
               2002 Series A,
               5.250%, 6/15/33

        1,450 New York State                9/01 at 101       AAA    1,470,111
               Environmental Facilities
               Corporation, State Water
               Pollution Control
               Revolving Fund Revenue
               Bonds, Pooled Loan
               Issue, Series 1990C,
               7.200%, 3/15/11

        3,700 Suffolk County Water          6/03 at 102       AAA    3,748,284
               Authority, New York,
               Water System Revenue
               Bonds, Series 1994,
               5.000%, 6/01/17

------------------------------------------------------------------------------
     $336,620 Total Investments (cost                              346,405,735
               $319,517,986) - 98.1%
------------------------------------------------------------------------------
------------
              Short-Term Investments -
                1.8%

        2,200 New York City, General                       VMIG-1    2,200,000
               Obligation Bonds, Fiscal
               1995 Series B,
               Subseries B7, Variable
               Rate Demand Bonds,
               2.400%, 8/15/18+

        4,000 New York City Municipal                      VMIG-1    4,000,000
               Water Finance Authority,
               Water and Sewer System
               Revenue Bonds,
               Series 1994G, Variable
               Rate Demand Bonds,
               2.500%, 6/15/24+

------------------------------------------------------------------------------
     $  6,200 Total Short-Term                                       6,200,000
               Investments (cost
               $6,200,000)
------------------------------------------------------------------------------
------------
              Other Assets Less                                        426,436
               Liabilities - 0.1%
         ---------------------------------------------------------------------
              Net Assets - 100%                                   $353,032,171
         ---------------------------------------------------------------------

         All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market in-dex.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
33

                 Statement of Net Assets (Unaudited)
                 August 31, 2001


                                                                      New York
                            Connecticut   New Jersey     New York      Insured
------------------------------------------------------------------------------
Assets
Investments in municipal
 securities, at market
 value                     $257,722,368 $129,273,726 $308,783,357 $346,405,735
Temporary investments in
 short-term municipal
 securities,
 at amortized cost, which
 approximates market
 value                        3,000,000    3,500,000           --    6,200,000
Cash                                 --      871,326    1,225,254           --
Receivables:
 Interest                     3,992,513    1,618,671    4,481,669    3,717,046
 Investments sold                    --       25,000    2,950,096           --
 Shares sold                    410,127      309,993      469,984       69,911
Other assets                      2,810        1,046        3,790       15,527
------------------------------------------------------------------------------
  Total assets              265,127,818  135,599,762  317,914,150  356,408,219
------------------------------------------------------------------------------
Liabilities
Cash overdraft                1,369,290           --           --    2,042,546
Payable for shares
 redeemed                       292,853      143,989       89,763       58,802
Accrued expenses:
 Management fees                119,628       61,656       46,923      160,028
 12b-1 distribution and
  service fees                   67,952       34,539       57,971       29,712
 Other                           77,957      133,633       55,274      149,269
Dividends payable               466,130      244,009      785,153      935,691
------------------------------------------------------------------------------
  Total liabilities           2,393,810      617,826    1,035,084    3,376,048
------------------------------------------------------------------------------
Net assets                 $262,734,008 $134,981,936 $316,879,066 $353,032,171
------------------------------------------------------------------------------
Class A Shares
Net assets                 $215,143,411 $ 56,126,266 $114,999,428 $ 62,890,510
Shares outstanding           19,983,232    5,252,996   10,586,014    5,887,027
Net asset value and
 redemption price per
 share                     $      10.77 $      10.68 $      10.86 $      10.68
Offering price per share
 (net asset value per
 share plus
 maximum sales charge of
 4.20% of offering price)  $      11.24 $      11.15 $      11.34 $      11.15
------------------------------------------------------------------------------
Class B Shares
Net assets                 $ 21,958,211 $ 21,276,619 $ 31,756,650 $ 20,096,698
Shares outstanding            2,043,298    1,992,335    2,919,716    1,879,109
Net asset value, offering
 and redemption price per
 share                     $      10.75 $      10.68 $      10.88 $      10.69
------------------------------------------------------------------------------
Class C Shares
Net assets                 $ 23,021,024 $ 14,621,374 $ 22,387,402 $  5,796,166
Shares outstanding            2,141,014    1,372,696    2,054,950      542,722
Net asset value, offering
 and redemption price per
 share                     $      10.75 $      10.65 $      10.89 $      10.68
------------------------------------------------------------------------------
Class R Shares
Net assets                 $  2,611,362 $ 42,957,677 $147,735,586 $264,248,797
Shares outstanding              241,852    4,019,805   13,561,518   24,709,326
Net asset value, offering
 and redemption price per
 share                     $      10.80 $      10.69 $      10.89 $      10.69
------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
34

                 Statement of Operations (Unaudited)
                 Six Months Ended August 31, 2001


                                                                      New York
                             Connecticut  New Jersey     New York      Insured
-------------------------------------------------------------------------------
Investment Income            $ 7,345,012  $3,398,043  $ 9,167,700  $ 9,673,885
-------------------------------------------------------------------------------
Expenses
Management fees                  686,038     350,510      821,687      933,731
12b-1 service fees - Class
 A                               209,196      52,821      109,160       60,290
12b-1 distribution and
 service fees - Class B           98,791      88,399      136,800       88,923
12b-1 distribution and
 service fees - Class C           75,728      52,480       75,038       19,644
Shareholders' servicing
 agent fees and expenses          55,540      63,909      108,358      150,955
Custodian's fees and
 expenses                         45,922      28,379       35,264       57,352
Trustees' fees and expenses        2,944       2,269        4,033        4,387
Professional fees                  6,115       5,184        6,680        7,537
Shareholders' reports -
  printing and mailing
 expenses                         21,929      33,612       31,002       43,118
Federal and state
 registration fees                 2,355       3,574        5,823        1,765
Other expenses                     6,187       3,974        5,296        8,441
-------------------------------------------------------------------------------
Total expenses before
 custodian fee credit and
 expense reimbursement         1,210,745     685,111    1,339,141    1,376,143
 Custodian fee credit            (12,890)     (7,280)      (3,491)     (20,684)
 Expense reimbursement                --          --     (299,737)          --
-------------------------------------------------------------------------------
Net expenses                   1,197,855     677,831    1,035,913    1,355,459
-------------------------------------------------------------------------------
Net investment income          6,147,157   2,720,212    8,131,787    8,318,426
-------------------------------------------------------------------------------
Realized and Unrealized
 Gain (Loss) from
 Investments
Net realized gain (loss)
 from investment
 transactions                    147,963     (14,118)     479,892      553,730
Net change in unrealized
 appreciation or
 depreciation of
 investments                   5,988,655   3,038,720    5,283,656    5,807,924
-------------------------------------------------------------------------------
Net gain from investments      6,136,618   3,024,602    5,763,548    6,361,654
-------------------------------------------------------------------------------
Net increase in net assets
 from operations             $12,283,775  $5,744,814  $13,895,335  $14,680,080
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
35

                 Statement of Changes in Net Assets (Unaudited)



                                   Connecticut                     New Jersey
                          ------------------------------  ------------------------------
                          Six Months Ended    Year Ended  Six Months Ended    Year Ended
                                   8/31/01       2/28/01           8/31/01       2/28/01
-----------------------------------------------------------------------------------------
Operations
Net investment income         $  6,147,157  $ 11,925,959      $  2,720,212  $  5,297,683
Net realized gain (loss)
 from investment
 transactions                      147,963        43,604           (14,118)     (911,716)
Net change in unrealized
 appreciation or
 depreciation of
 investments                     5,988,655    12,511,600         3,038,720     9,002,825
-----------------------------------------------------------------------------------------
Net increase in net
 assets from operations         12,283,775    24,481,163         5,744,814    13,388,792
-----------------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                        (5,187,639)  (10,309,075)       (1,169,246)   (2,267,812)
 Class B                          (431,361)     (776,283)         (340,473)     (574,072)
 Class C                          (439,780)     (749,723)         (271,117)     (459,908)
 Class R                           (55,910)      (91,566)         (967,948)   (1,991,416)
-----------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                   (6,114,690)  (11,926,647)       (2,748,784)   (5,293,208)
-----------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                      21,876,186    24,002,995        15,054,093    16,024,610
Net proceeds from shares
 issued to shareholders
 due to
 reinvestment of
 distributions                   2,712,895     5,196,463         1,638,110     3,069,850
-----------------------------------------------------------------------------------------
                                24,589,081    29,199,458        16,692,203    19,094,460
Cost of shares redeemed        (12,712,043)  (26,930,857)       (7,635,359)  (14,241,042)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions             11,877,038     2,268,601         9,056,844     4,853,418
-----------------------------------------------------------------------------------------
Net increase in net
 assets                         18,046,123    14,823,117        12,052,874    12,949,002
Net assets at the
 beginning of period           244,687,885   229,864,768       122,929,062   109,980,060
-----------------------------------------------------------------------------------------
Net assets at the end of
 period                       $262,734,008  $244,687,885      $134,981,936  $122,929,062
-----------------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period            $    279,672  $     45,507      $    (18,036) $      5,131
-----------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
36

                                    New York                    New York Insured
                          ------------------------------  ------------------------------
                          Six Months Ended    Year Ended  Six Months Ended    Year Ended
                                   8/31/01       2/28/01           8/31/01       2/28/01
-----------------------------------------------------------------------------------------
Operations
Net investment income         $  8,131,787  $ 14,713,875      $  8,318,426  $ 17,020,867
Net realized gain (loss)
 from investment
 transactions                      479,892    (1,083,238)          553,730      (775,844)
Net change in unrealized
 appreciation or
 depreciation of
 investments                     5,283,656    14,578,377         5,807,924    18,864,887
-----------------------------------------------------------------------------------------
Net increase in net
 assets from operations         13,895,335    28,209,014        14,680,080    35,109,910
-----------------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                        (2,872,867)   (5,186,887)       (1,442,282)   (2,768,762)
 Class B                          (653,655)   (1,085,951)         (377,323)     (672,204)
 Class C                          (474,851)     (693,182)         (111,125)     (199,563)
 Class R                        (4,016,959)   (8,419,221)       (6,511,190)  (13,528,306)
-----------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                   (8,018,332)  (15,385,241)       (8,441,920)  (17,168,835)
-----------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                      31,865,291    50,855,858        19,468,142    18,976,752
Net proceeds from shares
 issued to shareholders
 due to
 reinvestment of
 distributions                   4,634,011     8,816,108         5,386,646    11,408,731
-----------------------------------------------------------------------------------------
                                36,499,302    59,671,966        24,854,788    30,385,483
Cost of shares redeemed        (16,340,888)  (31,990,305)      (16,743,248)  (44,997,751)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions             20,158,414    27,681,661         8,111,540   (14,612,268)
-----------------------------------------------------------------------------------------
Net increase in net
 assets                         26,035,417    40,505,434        14,349,700     3,328,807
Net assets at the
 beginning of period           290,843,649   250,338,215       338,682,471   335,353,664
-----------------------------------------------------------------------------------------
Net assets at the end of
 period                       $316,879,066  $290,843,649      $353,032,171  $338,682,471
-----------------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period            $     73,530  $   (387,111)     $    264,361  $    165,103
-----------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
37

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Connecticut Municipal Bond Fund ("Connecticut"), Nuveen New Jersey Municipal Bond Fund ("New Jersey"), Nuveen New York Municipal Bond Fund ("New York") and the Nuveen New York Insured Municipal Bond Fund ("New York Insured") (collectively, the "Funds"), among others. The Trust was orga-nized as a Massachusetts business trust on July 1, 1996.

Each Fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, may estab-lish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securi-ties are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At August 31, 2001, there were no such outstanding purchase com-mitments in any of the Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholders accounts on the first business day after month-end. Net realized capital gains and/or market dis-count from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its net invest-ment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when dis-tributed to the shareholders of the Funds.

-------------------------------------------------------------------------------
38

Insurance
New York Insured invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securi-ties covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securi-ties. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value at-tributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attribut-able to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. Dur-ing the six months ended August 31, 2001, the Connecticut and New York Funds invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Port-folio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term in-terest paid on the floating rate security. The New Jersey and New York Insured Funds did not invest in any such securities during the six months ended August 31, 2001.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective March 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to March 1, 2001, the Funds did not accrete taxable market discounts on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in unrealized appreciation for Con-necticut, New Jersey, New York and New York Insured of $201,698, $5,405, $347,186 and $220,540, respectively, based on securities held by the Funds on March 1, 2001.
The effect of this change for the six months ended August 31, 2001, was to in-crease net investment income with a corresponding decrease in net unrealized appreciation for Connecticut, New Jersey, New York and New York Insured of $22,363, $551, $55,463 and $26,765, respectively. The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been re-stated to reflect this change in presentation.

-------------------------------------------------------------------------------
39

2. Fund Shares

Transactions in Fund shares were as follows:

                                    Connecticut                                         New Jersey
                  --------------------------------------------------  --------------------------------------------------
                     Six Months Ended             Year Ended             Six Months Ended             Year Ended
                          8/31/01                   2/28/01                   8/31/01                   2/28/01
                  ------------------------  ------------------------  ------------------------  ------------------------
                      Shares        Amount      Shares        Amount      Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------------------------
Shares sold:
 Class A           1,208,729  $ 12,750,252   1,343,132  $ 13,752,397     589,887   $ 6,201,210     822,459  $  8,304,537
 Class B             342,236     3,602,650     476,269     4,867,066     520,982     5,448,728     272,859     2,772,525
 Class C             468,736     4,934,579     442,182     4,549,786     197,963     2,066,590     297,053     3,008,806
 Class R              55,465       588,705      81,120       833,746     127,419     1,337,565     191,863     1,938,742
Shares issued to
 shareholders
 due to
 reinvestment of
 distributions:
 Class A             210,578     2,216,357     426,340     4,345,791      66,092       690,416     122,603     1,232,155
 Class B              18,787       197,289      35,640       362,718      12,572       131,365      21,685       217,695
 Class C              25,154       264,297      42,221       429,804      14,054       146,393      24,449       245,011
 Class R               3,313        34,952       5,687        58,150      64,111       669,936     136,982     1,374,989
-------------------------------------------------------------------------------------------------------------------------
                   2,332,998    24,589,081   2,852,591    29,199,458   1,593,080    16,692,203   1,889,953    19,094,460
-------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A            (882,755)   (9,326,403) (2,038,075)  (20,714,808)   (407,866)   (4,285,584)   (693,376)   (6,903,199)
 Class B            (204,485)   (2,153,803)   (227,632)   (2,315,818)    (71,702)     (749,425)   (171,488)   (1,720,235)
 Class C            (111,395)   (1,167,881)   (352,745)   (3,569,595)    (64,492)     (673,095)   (128,131)   (1,281,858)
 Class R              (5,940)      (63,956)    (31,667)     (330,636)   (184,498)   (1,927,255)   (434,870)   (4,335,750)
-------------------------------------------------------------------------------------------------------------------------
                  (1,204,575)  (12,712,043) (2,650,119)  (26,930,857)   (728,558)   (7,635,359) (1,427,865)  (14,241,042)
-------------------------------------------------------------------------------------------------------------------------
Net increase       1,128,423  $ 11,877,038     202,472  $  2,268,601     864,522   $ 9,056,844     462,088  $  4,853,418
-------------------------------------------------------------------------------------------------------------------------

                                     New York                                        New York Insured
                  --------------------------------------------------  --------------------------------------------------
                     Six Months Ended             Year Ended             Six Months Ended             Year Ended
                          8/31/01                   2/28/01                   8/31/01                   2/28/01
                  ------------------------  ------------------------  ------------------------  ------------------------
                      Shares        Amount      Shares        Amount      Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------------------------
Shares sold:
 Class A           1,743,978  $ 18,540,110   2,619,712  $ 27,235,771     858,467  $  9,016,115     629,908  $  6,454,969
 Class B             581,481     6,198,931     911,499     9,532,020     390,548     4,102,900     248,308     2,547,101
 Class C             486,075     5,185,313     837,991     8,777,070     153,061     1,608,309     113,286     1,179,935
 Class R             182,190     1,940,937     511,559     5,310,997     451,511     4,740,818     863,725     8,794,747
Shares issued to
 shareholders
 due to
 reinvestment of
 distributions:
 Class A             123,662     1,314,881     207,486     2,156,109      76,007       798,009     164,672     1,678,394
 Class B              24,544       261,371      44,059       458,214      17,208       180,886      35,652       363,902
 Class C              22,067       235,296      28,028       292,710       4,888        51,319      11,244       114,479
 Class R             264,696     2,822,463     567,484     5,909,075     414,557     4,356,432     906,826     9,251,956
-------------------------------------------------------------------------------------------------------------------------
                   3,428,693    36,499,302   5,727,818    59,671,966   2,366,247    24,854,788   2,973,621    30,385,483
-------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A            (860,948)   (9,151,775) (1,298,861)  (13,497,318)   (472,328)   (4,946,282)   (834,680)   (8,508,013)
 Class B            (120,680)   (1,280,039)   (466,877)   (4,857,581)   (143,196)   (1,501,461)   (265,401)   (2,682,847)
 Class C            (113,423)   (1,208,427)   (222,905)   (2,332,241)   (104,249)   (1,096,423)   (100,988)   (1,021,747)
 Class R            (440,854)   (4,700,647) (1,086,435)  (11,303,165)   (874,807)   (9,199,082) (3,218,469)  (32,785,144)
-------------------------------------------------------------------------------------------------------------------------
                  (1,535,905)  (16,340,888) (3,075,078)  (31,990,305) (1,594,580)  (16,743,248) (4,419,538)  (44,997,751)
-------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease)        1,892,788  $ 20,158,414   2,652,740  $ 27,681,661     771,667  $  8,111,540  (1,445,917) $(14,612,268)
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
40

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid October 1, 2001, to shareholders of record on September 7, 2001, as follows:

                                                     New York
                     Connecticut New Jersey New York  Insured
-------------------------------------------------------------
Dividend per share:
 Class A                  $.0435     $.0390   $.0465   $.0420
 Class B                   .0365      .0325    .0400    .0355
 Class C                   .0385      .0340    .0420    .0370
 Class R                   .0450      .0405    .0485    .0435
-------------------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the six months ended Au-gust 31, 2001, were as follows:

                                                                  New York
                        Connecticut   New Jersey     New York      Insured
-----------------------------------------------------------------------------
Purchases:
 Long-term municipal
  securities            $50,291,114   $8,207,436  $31,866,679  $29,477,827
 Short-term municipal
  securities              3,000,000    3,500,000           --    7,200,000
Sales and maturities:
 Long-term municipal
  securities             38,437,112    3,061,300   16,190,008   23,437,850
 Short-term municipal
  securities              2,000,000    1,500,000           --    1,000,000
-----------------------------------------------------------------------------

At August 31, 2001, the cost of investments owned for federal income tax pur-poses were as follows:

                                                                  New York
                        Connecticut   New Jersey     New York      Insured
-----------------------------------------------------------------------------
                       $244,006,851 $125,193,660 $287,591,619 $325,509,182
-----------------------------------------------------------------------------

At February 28, 2001, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be ap-plied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                      New York
                  Connecticut New Jersey   New York    Insured
--------------------------------------------------------------
Expiration year:
 2002                $     -- $  256,350 $       -- $       --
 2003                 766,696    424,626         --         --
 2004                      --    116,050         --         --
 2005                      --         --         --         --
 2006                      --    238,550         --         --
 2007                      --         --         --         --
 2008                  98,153    132,876    776,564    403,724
 2009                      --  1,212,020  1,069,405    888,468
--------------------------------------------------------------
Total                $864,849 $2,380,472 $1,845,969 $1,292,192
--------------------------------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at August 31, 2001, were as follows:

                                                                      New York
                             Connecticut  New Jersey     New York      Insured
-------------------------------------------------------------------------------
Gross unrealized:
 appreciation                $17,395,912  $8,145,927  $25,461,669  $27,099,921
 depreciation                   (680,395)   (551,391)  (4,256,099)      (3,368)
-------------------------------------------------------------------------------
Net unrealized appreciation  $16,715,517  $7,594,536  $21,205,570  $27,096,553
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
41

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as fol-lows:

Average Daily Net Assets        Management Fee
----------------------------------------------
For the first $125 million        .5500 of 1%
For the next $125 million         .5375 of 1
For the next $250 million         .5250 of 1
For the next $500 million         .5125 of 1
For the next $1 billion           .5000 of 1
For the next $3 billion           .4750 of 1
For net assets over $5 billion    .4500 of 1
----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse cer-tain expenses of New York and New York Insured in order to limit total ex-penses to .75 of 1% of the average daily net assets of New York and .975 of 1% of the average daily net assets of New York Insured, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses in any of the Funds from time to time, which may be terminated at any time at its discretion.

During the six months ended August 31, 2001, Nuveen Investments (the "Distrib-utor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                                            New York
                            Connecticut New Jersey New York  Insured
--------------------------------------------------------------------
Sales charges collected        $187,496    $54,217  $84,036  $48,799
Paid to authorized dealers      166,017     54,217   84,036   44,992
--------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended August 31, 2001, the Distributor compensated au-thorized dealers directly with commission advances at the time of purchase as follows:

                                                     New York
                     Connecticut New Jersey New York  Insured
-------------------------------------------------------------
Commission advances     $186,290   $209,707 $377,589 $204,004
-------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 serv-ice fees collected on Class B Shares during the first year following a pur-chase, all 12b-1 distribution fees collected on Class B Shares and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2001, the Distributor retained such 12b-1 fees as fol-lows:

                                                     New York
                     Connecticut New Jersey New York  Insured
-------------------------------------------------------------
12b-1 fees retained     $104,325    $91,926 $162,737  $80,338
-------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended August 31, 2001, as follows:

                                               New York
               Connecticut New Jersey New York  Insured
-------------------------------------------------------
CDSC retained      $38,851    $40,854  $21,034  $29,083
-------------------------------------------------------

-------------------------------------------------------------------------------
42

7. Composition of Net Assets

At August 31, 2001, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                        New York
                           Connecticut    New Jersey      New York       Insured
---------------------------------------------------------------------------------
Capital paid-in           $246,679,766  $129,820,454  $297,338,729  $326,618,523
Undistributed (Over-
 distribution of) net
 investment income             279,672       (18,036)       73,530       264,361
Accumulated net realized
 gain (loss) from
 investment transactions      (716,886)   (2,409,062)   (1,379,909)     (738,462)
Net unrealized
 appreciation of
 investments                16,491,456     7,588,580    20,846,716    26,887,749
---------------------------------------------------------------------------------
Net assets                $262,734,008  $134,981,936  $316,879,066  $353,032,171
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
43

                 Financial Highlights (Unaudited)

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                            Investment Operations      Less Distributions
                           -------------------------  ----------------------
CONNECTICUT
Class (Inception Date)                    Net
                                    Realized/     Ratios/Supplemental Data
                            -------Unrealized-----------------------------------------------------------------
                 Beginning     Net    BeforeICredit/nvest-     After   Net      After Credit/Ending
                       Net Invest-    Reimbursementment   Reimbursement(b)InvesReimbursement(c)t-                    Net
CONNECTICUTYear Ended           Asset----ment-------Gain- ----------ment--Capital---------Asset----
February 28/29,      Value  Income     (Loss)  TotRatioal   Income    GRatioains Total   ValRatioue
                                                 of Net               of Net               of Net
                                                Invest-              Invest-              Invest-
                                     Ratio of      ment   Ratio of      ment   Ratio of      ment
                                     Expenses    Income   Expenses    Income   Expenses    Income
                              Ending       to        to         to        to         to        to
                                 Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended           Total    Assets      Net       Net        Net       Net        Net       Net    Turnover
February 28/29,  Return(a)     (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Class A (7/87)**
 2002(g)            $10.51    $.26      $ .26  $ .52    $(.26)     $-- $(.26) $10.77
 2001                 9.96     .53        .55   1.08     (.53)      --  (.53)  10.51
 2000                10.90     .53       (.94)  (.41)    (.53)      --  (.53)   9.96
 1999                10.85     .53        .06    .59     (.54)      --  (.54)  10.90
 1998                10.51     .56        .34    .90     (.56)      --  (.56)  10.85
 1997(d)             10.23     .42        .28    .70     (.42)      --  (.42)  10.51
 1996(e)             10.38     .57       (.14)   .43     (.58)      --  (.58)  10.23
Class B (2/97)
 2002(g)             10.49     .22        .26    .48     (.22)      --  (.22)  10.75
 2001                 9.94     .45        .55   1.00     (.45)      --  (.45)  10.49
 2000                10.88     .45       (.94)  (.49)    (.45)      --  (.45)   9.94
 1999                10.83     .46        .05    .51     (.46)      --  (.46)  10.88
 1998                10.51     .48        .32    .80     (.48)      --  (.48)  10.83
 1997(f)             10.53     .04       (.02)   .02     (.04)      --  (.04)  10.51
Class C (10/93)**
 2002(g)             10.50     .23        .25    .48     (.23)      --  (.23)  10.75
 2001                 9.95     .47        .55   1.02     (.47)      --  (.47)  10.50
 2000                10.88     .47       (.93)  (.46)    (.47)      --  (.47)   9.95
 1999                10.83     .48        .05    .53     (.48)      --  (.48)  10.88
 1998                10.49     .50        .34    .84     (.50)      --  (.50)  10.83
 1997(d)             10.22     .38        .27    .65     (.38)      --  (.38)  10.49
 1996(e)             10.36     .52       (.14)   .38     (.52)      --  (.52)  10.22
Class R (2/97)
 2002(g)             10.54     .27        .26    .53     (.27)      --  (.27)  10.80
 2001                 9.99     .55        .55   1.10     (.55)      --  (.55)  10.54
 2000                10.93     .55       (.94)  (.39)    (.55)      --  (.55)   9.99
 1999                10.87     .56        .06    .62     (.56)      --  (.56)  10.93
 1998                10.51     .58        .36    .94     (.58)      --  (.58)  10.87
 1997(f)             10.55     .01       (.05)  (.04)      --       --    --   10.51
------------------------------------------------------------------------------------------------------------------------
Class A (7/87)**
 2002(g)              5.05% $215,143      .86%*    4.96%*      .86%*    4.96%*      .84%*    4.97%*        15%
 2001                11.14   204,442      .87      5.20        .87      5.20        .86      5.21           7
 2000                (3.84)  196,416      .88      5.09        .88      5.09        .87      5.10          22
 1999                 5.51   220,721      .90      4.88        .86      4.92        .86      4.92           7
 1998                 8.75   216,436      .85      5.15        .78      5.22        .78      5.22          12
 1997(d)              6.96   209,873     1.02*     5.18*       .79*     5.41*       .79*     5.41*         20
 1996(e)              4.18   202,219     1.03      5.23        .74      5.52        .74      5.52          24
Class B (2/97)
 2002(g)              4.65    21,958     1.60*     4.21*      1.60*     4.21*      1.59*     4.22*         15
 2001                10.31    19,794     1.62      4.45       1.62      4.45       1.61      4.46           7
 2000                (4.57)   15,931     1.63      4.37       1.63      4.37       1.63      4.38          22
 1999                 4.77    11,223     1.64      4.14       1.62      4.16       1.61      4.17           7
 1998                 7.76     3,713     1.61      4.34       1.52      4.43       1.52      4.43          12
 1997(f)               .19       102     1.59*     6.61*      1.12*     7.08*      1.12*     7.08*         20
Class C (10/93)**
 2002(g)              4.66    23,021     1.40*     4.40*      1.40*     4.40*      1.39*     4.41*         15
 2001                10.50    18,460     1.42      4.65       1.42      4.65       1.41      4.66           7
 2000                (4.31)   16,181     1.43      4.54       1.43      4.54       1.42      4.55          22
 1999                 4.94    16,198     1.45      4.33       1.41      4.37       1.41      4.37           7
 1998                 8.17    11,586     1.41      4.59       1.33      4.67       1.33      4.67          12
 1997(d)              6.43     7,087     1.57*     4.65*      1.34*     4.88*      1.34*     4.88*         20
 1996(e)              3.71     7,243     1.58      4.67       1.29      4.96       1.29      4.96          24
Class R (2/97)
 2002(g)              5.13     2,611      .65*     5.15*       .65*     5.15*       .64*     5.16*         15
 2001                11.30     1,992      .67      5.40        .67      5.40        .66      5.41           7
 2000                (3.63)    1,337      .68      5.31        .68      5.31        .67      5.32          22
 1999                 5.83       979      .69      5.09        .66      5.12        .66      5.13           7
 1998                 9.17       590      .66      5.29        .57      5.38        .57      5.38          12
 1997(f)              (.38)       --       --     10.97*        --     10.97*        --     10.97*         20
------------------------------------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the nine months ended February 28, 1997, re-
   flects the financial highlights of Flagship Connecticut Double Tax Exempt.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the nine months ended February 28.
(e) For the fiscal year ended May 31.
(f) From commencement of class operations as noted.
(g) For the six months ended August 31, 2001.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
44

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                            Investment Operations      Less Distributions
                           -------------------------  ----------------------
NEW JERSEY
                                                         From
                                          Net          and in
                                    Realized/          Excess
                 Beginning     Net Unrealized          of Net                 Ending
                       Net Invest-    Invest-         Invest-                    Net
Year Ended           Asset    ment  ment Gain            ment  Capital         Asset     Total
February 28/29,      Value  Income     (Loss)  Total   Income    Gains Total   Value Return(a)
--------------------------------------------------------------------------------------------------
Class A (9/94)**
 2002(f)            $10.45    $.23      $ .23  $ .46    $(.23)     $-- $(.23) $10.68      4.50%
 2001                 9.73     .48        .72   1.20     (.48)      --  (.48)  10.45     12.59
 2000                10.60     .49       (.87)  (.38)    (.49)      --  (.49)   9.73     (3.67)
 1999                10.61     .53       (.01)   .52     (.53)      --  (.53)  10.60      5.00
 1998                10.26     .55        .36    .91     (.56)      --  (.56)  10.61      9.06
 1997(d)             10.22     .05        .04    .09     (.05)      --  (.05)  10.26       .85
 1997(e)             10.40     .48       (.15)   .33     (.51)      --  (.51)  10.22      3.31
Class B (2/97)
 2002(f)             10.44     .19        .25    .44     (.20)      --  (.20)  10.68      4.22
 2001                 9.72     .40        .72   1.12     (.40)      --  (.40)  10.44     11.74
 2000                10.60     .41       (.88)  (.47)    (.41)      --  (.41)   9.72     (4.51)
 1999                10.61     .45       (.01)   .44     (.45)      --  (.45)  10.60      4.23
 1998                10.26     .48        .35    .83     (.48)      --  (.48)  10.61      8.25
 1997(d)             10.22     .05        .03    .08     (.04)      --  (.04)  10.26       .78
Class C (9/94)**
 2002(f)             10.41     .20        .24    .44     (.20)      --  (.20)  10.65      4.32
 2001                 9.70     .42        .71   1.13     (.42)      --  (.42)  10.41     11.92
 2000                10.58     .43       (.88)  (.45)    (.43)      --  (.43)   9.70     (4.29)
 1999                10.59     .47       (.01)   .46     (.47)      --  (.47)  10.58      4.48
 1998                10.25     .50        .34    .84     (.50)      --  (.50)  10.59      8.40
 1997(d)             10.20     .04        .05    .09     (.04)      --  (.04)  10.25       .90
 1997(e)             10.38     .41       (.16)   .25     (.43)      --  (.43)  10.20      2.53
Class R (12/91)**
 2002(f)             10.45     .24        .24    .48     (.24)      --  (.24)  10.69      4.69
 2001                 9.73     .50        .72   1.22     (.50)      --  (.50)  10.45     12.79
 2000                10.60     .51       (.87)  (.36)    (.51)      --  (.51)   9.73     (3.47)
 1999                10.62     .55       (.02)   .53     (.55)      --  (.55)  10.60      5.13
 1998                10.27     .58        .35    .93     (.58)      --  (.58)  10.62      9.29
 1997(d)             10.23     .05        .04    .09     (.05)      --  (.05)  10.27       .86
 1997(e)             10.41     .49       (.14)   .35     (.53)      --  (.53)  10.23      3.55
--------------------------------------------------------------------------------------------------
Class (Inception Date)
                                       Ratios/Supplemental Data
                 ---------------------------------------------------------------------------------
                          Before Credit/           After            After Credit/
                          Reimbursement       Reimbursement(b)     Reimbursement(c)
NEW JERSEY               -------------------- -------------------- --------------------
                                      Ratio                Ratio                Ratio
                                     of Net               of Net               of Net
                                    Invest-              Invest-              Invest-
                         Ratio of      ment   Ratio of      ment   Ratio of      ment
                         Expenses    Income   Expenses    Income   Expenses    Income
                  Ending       to        to         to        to         to        to
                     Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended        Assets      Net       Net        Net       Net        Net       Net    Turnover
February 28/29,    (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------
Class A (9/94)**
 2002(f)         $56,126      .97%*    4.36%*      .97%*    4.36%*      .96%*    4.37%*         2%
 2001             52,277     1.00      4.73       1.00      4.73        .98      4.74          12
 2000             46,235      .99      4.74        .93      4.80        .91      4.82          26
 1999             53,442     1.02      4.62        .66      4.98        .66      4.98          10
 1998             35,782     1.01      4.92        .60      5.33        .60      5.33          16
 1997(d)          27,879     1.01*     5.43*       .55*     5.89*       .55*     5.89*         --
 1997(e)          17,072     1.13      4.85       1.00      4.98       1.00      4.98          10
Class B (2/97)
 2002(f)          21,277     1.72*     3.60*      1.72*     3.60*      1.71*     3.61*          2
 2001             15,979     1.75      3.98       1.75      3.98       1.73      3.99          12
 2000             13,681     1.74      4.01       1.69      4.06       1.67      4.08          26
 1999             11,368     1.76      3.88       1.39      4.25       1.39      4.25          10
 1998              2,981     1.77      4.16       1.36      4.57       1.36      4.57          16
 1997(d)              74     1.77*     5.71*      1.27*     6.21*      1.27*     6.21*         --
Class C (9/94)**
 2002(f)          14,621     1.52*     3.81*      1.52*     3.81*      1.51*     3.82*          2
 2001             12,757     1.55      4.17       1.55      4.17       1.53      4.19          12
 2000             10,007     1.54      4.20       1.48      4.26       1.47      4.27          26
 1999             10,290     1.57      4.07       1.21      4.43       1.21      4.43          10
 1998              5,733     1.56      4.37       1.16      4.77       1.16      4.77          16
 1997(d)           2,712     1.56*     4.89*      1.10*     5.35*      1.10*     5.35*         --
 1997(e)           2,611     1.88      4.09       1.75      4.22       1.75      4.22          10
Class R (12/91)**
 2002(f)          42,958      .77*     4.56*       .77*     4.56*       .76*     4.57*          2
 2001             41,916      .80      4.93        .80      4.93        .78      4.94          12
 2000             40,058      .79      4.94        .73      5.00        .71      5.02          26
 1999             46,033      .82      4.82        .47      5.17        .47      5.17          10
 1998             44,817      .81      5.12        .40      5.53        .40      5.53          16
 1997(d)          42,651      .81*     5.63*       .35*     6.09*       .35*     6.09*         --
 1997(e)          42,905      .89      5.10        .75      5.24        .75      5.24          10
--------------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the one month ended February 28, 1997, re-
   flects the financial highlights of Nuveen New Jersey Tax-Free Value.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the one month ended February 28.
(e) For the fiscal year ended January 31.
(f) For the six months ended August 31, 2001.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
45

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                             Investment Operations      Less Distributions
                            -------------------------  -----------------------
NEW YORK
                                           Net            From
                                     Realized/          and in
                                    Unrealized          Excess
                  Beginning     Net    Invest-          of Net                  Ending              Ending
                        Net Invest-       ment         Invest-                     Net                 Net
Year Ended            Asset    ment       Gain            ment  Capital          Asset     Total    Assets
February 28/29,       Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)     (000)
----------------------------------------------------------------------------------------------------------
CLASS A (9/94)**
 2002(e)             $10.66    $.29      $ .19  $ .48    $(.28)   $  --  $(.28) $10.86      4.62% $114,999
 2001                 10.17     .57        .52   1.09     (.60)      --   (.60)  10.66     10.97   102,144
 2000                 11.03     .58       (.85)  (.27)    (.57)    (.02)  (.59)  10.17     (2.44)   81,857
 1999                 10.97     .55        .06    .61     (.55)      --   (.55)  11.03      5.69    80,549
 1998                 10.53     .57        .44   1.01     (.57)      --   (.57)  10.97      9.84    78,038
 1997                 10.61     .59       (.07)   .52     (.56)    (.04)  (.60)  10.53      5.07    71,676
CLASS B (2/97)
 2002(e)              10.68     .25        .20    .45     (.25)      --   (.25)  10.88      4.23    31,757
 2001                 10.18     .49        .53   1.02     (.52)      --   (.52)  10.68     10.24    25,992
 2000                 11.04     .51       (.86)  (.35)    (.49)    (.02)  (.51)  10.18     (3.18)   19,803
 1999                 10.98     .47        .06    .53     (.47)      --   (.47)  11.04      4.88    12,121
 1998                 10.53     .49        .45    .94     (.49)      --   (.49)  10.98      9.10     4,311
 1997(d)              10.48     .05        .04    .09     (.04)      --   (.04)  10.53       .87       124
CLASS C (9/94)**
 2002(e)              10.70     .26        .19    .45     (.26)      --   (.26)  10.89      4.25    22,387
 2001                 10.20     .51        .53   1.04     (.54)      --   (.54)  10.70     10.47    17,757
 2000                 11.06     .52       (.85)  (.33)    (.51)    (.02)  (.53)  10.20     (2.97)   10,374
 1999                 11.01     .49        .05    .54     (.49)      --   (.49)  11.06      5.00     8,858
 1998                 10.56     .51        .45    .96     (.51)      --   (.51)  11.01      9.31     6,233
 1997                 10.64     .55       (.11)   .44     (.48)    (.04)  (.52)  10.56      4.31     3,965
CLASS R (12/86)**
 2002(e)              10.69     .30        .20    .50     (.30)      --   (.30)  10.89      4.72   147,736
 2001                 10.20     .59        .52   1.11     (.62)      --   (.62)  10.69     11.19   144,950
 2000                 11.06     .60       (.84)  (.24)    (.60)    (.02)  (.62)  10.20     (2.21)  138,303
 1999                 11.00     .58        .05    .63     (.57)      --   (.57)  11.06      5.88   157,209
 1998                 10.55     .59        .45   1.04     (.59)      --   (.59)  11.00     10.11   160,142
 1997                 10.64     .59       (.05)   .54     (.59)    (.04)  (.63)  10.55      5.26   152,598
----------------------------------------------------------------------------------------------------------
Class (Inception Date)
                               Ratios/Supplemental Data
                  -------------------------------------------------------------------------
                   Before Credit/           After            After Credit/
                   Reimbursement       Reimbursement(b)     Reimbursement(c)
NEW YORK          -------------------- -------------------- --------------------
                               Ratio                Ratio                Ratio
                              of Net               of Net               of Net
                             Invest-              Invest-              Invest-
                  Ratio of      ment   Ratio of      ment   Ratio of      ment
                  Expenses    Income   Expenses    Income   Expenses    Income
                        to        to         to        to         to        to
                   Average   Average    Average   Average    Average   Average   Portfolio
Year Ended             Net       Net        Net       Net        Net       Net    Turnover
February 28/29,     Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------------
CLASS A (9/94)**
 2002(e)               .87%*    5.16%*      .67%*    5.35%*      .67%*    5.36%*         5%
 2001                  .91      5.26        .70      5.47        .69      5.48          28
 2000                  .89      5.21        .61      5.49        .60      5.50          19
 1999                  .94      4.88        .79      5.03        .79      5.03          28
 1998                  .90      5.14        .77      5.27        .77      5.27          30
 1997                  .95      5.39        .89      5.45        .89      5.45          37
CLASS B (2/97)
 2002(e)              1.62*     4.41*      1.42*     4.61*      1.42*     4.61*          5
 2001                 1.66      4.51       1.45      4.72       1.44      4.73          28
 2000                 1.64      4.50       1.33      4.81       1.32      4.82          19
 1999                 1.68      4.16       1.57      4.27       1.57      4.27          28
 1998                 1.67      4.32       1.50      4.49       1.50      4.49          30
 1997(d)              1.65*     5.86*      1.44*     6.07*      1.44*     6.07*         37
CLASS C (9/94)**
 2002(e)              1.42*     4.60*      1.22*     4.81*      1.21*     4.81*          5
 2001                 1.46      4.72       1.26      4.92       1.25      4.92          28
 2000                 1.44      4.67       1.16      4.96       1.15      4.96          19
 1999                 1.49      4.34       1.35      4.47       1.35      4.47          28
 1998                 1.46      4.57       1.32      4.71       1.32      4.71          30
 1997                 1.64      4.73       1.57      4.80       1.57      4.80          37
CLASS R (12/86)**
 2002(e)               .67*     5.36*       .47*     5.56*       .47*     5.56*          5
 2001                  .71      5.46        .49      5.67        .49      5.68          28
 2000                  .69      5.40        .42      5.67        .41      5.68          19
 1999                  .74      5.08        .59      5.23        .59      5.23          28
 1998                  .70      5.34        .57      5.47        .57      5.47          30
 1997                  .71      5.55        .69      5.57        .69      5.57          37
----------------------------------------------------------------------------------------------------------

* Annualized.
** Information included prior to the fiscal year ended February 28, 1997, re-
   flects the financial highlights of Nuveen New York Tax-Free Value.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended August 31, 2001.


                                See accompanying notes to financial statements.


-------------------------------------------------------------------------------
46

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                            Investment Operations      Less Distributions
                           -------------------------  -----------------------
NEW YORK INSURED
                                          Net
                                    Realized/
                                   Unrealized
                 Beginning     Net    Invest-             Net                  Ending
                       Net Invest-       ment         Invest-                     Net
Year Ended           Asset    ment       Gain            ment  Capital          Asset     Total
February 28/29,      Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
---------------------------------------------------------------------------------------------------
Class A (9/94)
 2002(e)            $10.50    $.25      $ .18  $ .43    $(.25)   $  --  $(.25) $10.68      4.19%
 2001                 9.95     .51        .55   1.06     (.51)      --   (.51)  10.50     10.97
 2000                10.73     .52       (.79)  (.27)    (.51)      --   (.51)   9.95     (2.50)
 1999                10.76     .51        .01    .52     (.52)    (.03)  (.55)  10.73      4.91
 1998                10.50     .53        .26    .79     (.53)      --   (.53)  10.76      7.76
 1997                10.61     .55       (.14)   .41     (.52)      --   (.52)  10.50      4.02
Class B (2/97)
 2002(e)             10.51     .21        .19    .40     (.22)      --   (.22)  10.69      3.81
 2001                 9.96     .43        .56    .99     (.44)      --   (.44)  10.51     10.12
 2000                10.74     .44       (.79)  (.35)    (.43)      --   (.43)   9.96     (3.26)
 1999                10.76     .44         --    .44     (.43)    (.03)  (.46)  10.74      4.19
 1998                10.50     .45        .26    .71     (.45)      --   (.45)  10.76      6.96
 1997(d)             10.53     .03       (.02)   .01     (.04)      --   (.04)  10.50       .07
Class C (9/94)
 2002(e)             10.49     .22        .19    .41     (.22)      --   (.22)  10.68      4.00
 2001                 9.94     .45        .55   1.00     (.45)      --   (.45)  10.49     10.33
 2000                10.73     .46       (.80)  (.34)    (.45)      --   (.45)   9.94     (3.17)
 1999                10.74     .46        .02    .48     (.46)    (.03)  (.49)  10.73      4.53
 1998                10.48     .47        .26    .73     (.47)      --   (.47)  10.74      7.16
 1997                10.61     .47       (.16)   .31     (.44)      --   (.44)  10.48      3.06
Class R (12/86)
 2002(e)             10.50     .26        .19    .45     (.26)      --   (.26)  10.69      4.38
 2001                 9.95     .53        .55   1.08     (.53)      --   (.53)  10.50     11.16
 2000                10.74     .54       (.80)  (.26)    (.53)      --   (.53)   9.95     (2.43)
 1999                10.76     .53        .02    .55     (.54)    (.03)  (.57)  10.74      5.18
 1998                10.49     .55        .27    .82     (.55)      --   (.55)  10.76      8.04
 1997                10.61     .55       (.13)   .42     (.54)      --   (.54)  10.49      4.15
---------------------------------------------------------------------------------------------------
Class (Inception Date)
                                       Ratios/Supplemental Data
                 ----------------------------------------------------------------------------------
                           Before Credit/           After            After Credit/
                           Reimbursement       Reimbursement(b)     Reimbursement(c)
NEW YORK INSURED          -------------------- -------------------- --------------------
                                       Ratio                Ratio                Ratio
                                      of Net               of Net               of Net
                                     Invest-              Invest-              Invest-
                          Ratio of      ment   Ratio of      ment   Ratio of      ment
                          Expenses    Income   Expenses    Income   Expenses    Income
                   Ending       to        to         to        to         to        to
                      Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended         Assets      Net       Net        Net       Net        Net       Net    Turnover
February 28/29,     (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------------------------------------------
Class A (9/94)
 2002(e)         $ 62,891      .90%*    4.68%*      .90%*    4.68%*      .88%*    4.69%*         7%
 2001              56,936      .91      4.98        .91      4.98        .90      4.99          15
 2000              54,364      .90      5.02        .90      5.02        .90      5.02          16
 1999              52,448      .92      4.78        .92      4.78        .92      4.78          16
 1998              44,721      .88      4.98        .88      4.98        .88      4.98          17
 1997              35,957      .92      5.04        .92      5.04        .92      5.04          29
Class B (2/97)
 2002(e)           20,097     1.65*     3.93*      1.65*     3.93*      1.63*     3.94*          7
 2001              16,965     1.66      4.23       1.66      4.23       1.65      4.24          15
 2000              15,893     1.65      4.28       1.65      4.28       1.65      4.28          16
 1999              13,374     1.67      4.04       1.67      4.04       1.67      4.04          16
 1998               5,982     1.65      4.24       1.65      4.24       1.65      4.24          17
 1997(d)            1,279     1.64*     5.17*      1.64*     5.17*      1.64*     5.17*         29
Class C (9/94)
 2002(e)            5,796     1.44*     4.13*      1.44*     4.13*      1.43*     4.14*          7
 2001               5,131     1.46      4.43       1.46      4.43       1.45      4.44          15
 2000               4,627     1.45      4.48       1.45      4.48       1.45      4.48          16
 1999               4,103     1.47      4.25       1.47      4.25       1.47      4.25          16
 1998               2,310     1.43      4.43       1.43      4.43       1.43      4.43          17
 1997               2,015     1.67      4.28       1.67      4.28       1.67      4.28          29
Class R (12/86)
 2002(e)          264,249      .70*     4.88*       .70*     4.88*       .68*     4.90*          7
 2001             259,651      .71      5.18        .71      5.18        .70      5.19          15
 2000             260,469      .70      5.21        .70      5.21        .70      5.21          16
 1999             301,805      .72      4.97        .72      4.97        .72      4.98          16
 1998             313,647      .68      5.18        .68      5.18        .68      5.18          17
 1997             319,208      .68      5.28        .68      5.28        .68      5.28          29
---------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended August 31, 2001.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
47

                                     Notes






====
48

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787








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or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.


====
49

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--------------------------------------------------------------------------------

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